UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05002

DWS Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Alternative Asset Allocation Plus VIP

	Shares	Value ($)
Equity - Equity Funds 64.9%
DWS Disciplined Market Neutral Fund "Institutional"	169,078	1,567,350
DWS Emerging Markets Equity Fund "Institutional"	43,481	746,996
DWS Enhanced Commodity Strategy Fund "Institutional"	293,683	1,083,689
DWS Gold & Precious Metals Fund "Institutional"	21,925	418,119
DWS RREEF Global Infrastructure Fund "Institutional"	47,698	413,540
DWS RREEF Global Real Estate Securities Fund "Institutional"	178,313	1,233,927

Total Equity - Equity Funds (Cost $5,232,238)		5,463,621
Equity - Exchange-Traded Funds 3.0%
iShares MSCI EAFE Small Cap Index Fund	3,326	124,393
SPDR Barclays Capital International Treasury Bond	1,495	83,660
WisdomTree Emerging Markets SmallCap Dividend Fund	940	42,027

Total Equity - Exchange-Traded Funds (Cost $239,317)		250,080
Fixed Income - Bond Funds 30.6%
DWS Emerging Markets Fixed Income Fund "Institutional"	94,582	995,005
DWS Floating Rate Plus Fund "Institutional"	44,658	414,425
DWS Global Inflation Plus Fund "Institutional"	118,681	1,166,635

Total Fixed Income - Bond Funds (Cost $2,487,085)		2,576,065
Fixed Income - Money Market Fund 2.6%
Central Cash Management Fund (Cost $223,237)	223,237	223,237

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $8,181,877) †	101.1	8,513,003
Other Assets and Liabilities, Net	(1.1)	(92,121)

Net Assets	100.0	8,420,882

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $8,188,682.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $324,321. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $343,430 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,109.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$5,463,621	$—	$—	$5,463,621
Exchange-Traded Funds	250,080	—	—	250,080
Bond Funds	2,576,065	—	—	2,576,065
Money Market Fund	223,237	—	—	223,237
Total	$8,513,003	$—	$—	$8,513,003

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)
Common Stocks 57.1%
Consumer Discretionary 6.1%
Auto Components 0.4%
Autoliv, Inc.*	1,200	61,836
Bridgestone Corp.	300	5,123
Compagnie Generale des Etablissements Michelin "B"	105	7,726
Cooper Tire & Rubber Co.	7,500	142,650
Denso Corp.	200	5,961
Drew Industries, Inc.*	700	15,414
Johnson Controls, Inc.	16,000	527,840
Magna International, Inc. "A"*	200	12,376
Minth Group Ltd.	99,800	167,143
Nippon Seiki Co., Ltd.	6,000	70,930
Pirelli & C. SpA*	9,868	6,074
S&T Dynamics Co., Ltd.	5,790	81,387
Standard Motor Products, Inc.	12,000	119,040
TRW Automotive Holdings Corp.*	200	5,716
Yokohama Rubber Co., Ltd.	16,000	75,336

		1,304,552
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	3,707	170,855
Daimler AG (Registered)	830	39,087
Fiat SpA*	2,303	30,035
Ford Motor Co.*	10,700	134,499
Honda Motor Co., Ltd.	700	24,731
Mazda Motor Corp.	48,000	135,123
Mitsubishi Motors Corp.*	2,000	2,718
Nissan Motor Co., Ltd.*	900	7,716
PSA Peugeot Citroen*	112	3,304
Renault SA*	129	6,057
Suzuki Motor Corp.	200	4,402
Toyota Motor Corp.	1,200	48,249
Volkswagen AG	35	3,382

		610,158
Distributors 0.2%
Genuine Parts Co.	13,852	585,109
Jardine Cycle & Carriage Ltd.	1,000	20,962
Li & Fung Ltd.	6,000	29,389

		635,460
Diversified Consumer Services 0.1%
H&R Block, Inc.	17,394	309,613
Lincoln Educational Services Corp.*	300	7,590
Steiner Leisure Ltd.*	700	31,024
Universal Technical Institute, Inc.*	2,300	52,486

		400,713
Hotels Restaurants & Leisure 1.0%
Accor SA	61	3,370
Aristocrat Leisure Ltd.	1,586	6,584
Bob Evans Farms, Inc.	1,200	37,092
bwin Interactive Entertainment AG*	1,094	64,404
Caribou Coffee Co., Inc.* (a)	4,600	30,452
Carnival Corp. (Units)	11,955	464,810
Carnival PLC	148	6,068
Carrols Restaurant Group, Inc.*	2,100	14,280
Compass Group PLC	1,151	9,194
Cracker Barrel Old Country Store, Inc.	1,900	88,122
Crown Ltd.	1,868	14,003
Darden Restaurants, Inc.	15,400	685,916
Genting Singapore PLC*	29,000	18,297
Lottomatica SpA	275	5,248
Marriott International, Inc. "A" (a)	11,239	354,253
McDonald's Corp.	4,700	313,584
OPAP SA	3,577	81,410
Paddy Power PLC	3,892	138,585
Papa John's International, Inc.*	2,100	53,991
PartyGaming PLC*	16,321	79,462
REXLot Holdings Ltd.	1,400,000	200,675
Shangri-La Asia Ltd.	6,000	11,714
Shuffle Master, Inc.*	1,700	13,923
Sodexo	85	5,084
Starbucks Corp.*	13,900	337,353
TABCORP Holdings Ltd.	2,233	14,124
Tatts Group Ltd.	3,481	7,851
Whitbread PLC	229	5,115
Wyndham Worldwide Corp.	1,000	25,730

		3,090,694
Household Durables 0.4%
Advanced Digital Broadcast Holdings SA (Registered)*	1,086	45,842
American Greetings Corp. "A"	6,700	139,628
Electrolux AB "B"	515	11,782
Garmin Ltd. (a)	8,600	330,928
Husqvarna AB "B"*	900	6,537
Jarden Corp.	2,000	66,580
NVR, Inc.*	124	90,086
Panasonic Corp.	5,352	82,110
Ryland Group, Inc.	2,200	49,368
Sony Corp.	400	15,323
Tempur-Pedic International, Inc.*	5,300	159,848
Whirlpool Corp.	1,400	122,150

		1,120,182
Internet & Catalog Retail 0.2%
Expedia, Inc.	1,600	39,936
Liberty Media Corp. - Interactive "A"*	23,300	356,723
Priceline.com, Inc.*	1,000	255,000

		651,659
Leisure Equipment & Products 0.1%
Mattel, Inc.	10,100	229,674
Universal Entertainment Corp.	5,400	78,404

		308,078
Media 1.1%
Aegis Group PLC	28,558	55,051
British Sky Broadcasting Group PLC	1,232	11,285
Comcast Corp. "A"	40,300	758,446
Dex One Corp.*	245	6,840
E.W. Scripps Co. "A"*	4,600	38,870
Fairfax Media Ltd.	9,014	14,862
Gestevision Telecinco SA	345	5,418
JC Decaux SA*	4,705	131,375
Journal Communications, Inc. "A"*	3,100	13,020
Lagardere SCA	107	4,334
Mediacom Communications Corp. "A"* (a)	6,500	38,675
Mediaset SpA	2,591	22,286
Publicis Groupe	132	5,652
Reed Elsevier NV	12,594	153,226
Scholastic Corp.	4,100	114,800
Scripps Networks Interactive "A"	17,600	780,560
SES "A" (FDR)	184	4,641
Shaw Communications, Inc. "B"	800	15,840
Singapore Press Holdings Ltd.	11,000	29,998
SuperMedia, Inc.*	43	1,775
Television Broadcasts Ltd.	1,000	4,816
Thomson Reuters Corp.	1,213	44,142
Time Warner Cable, Inc.	8,425	449,137
Time Warner, Inc.	11,033	345,002
Vertis Holdings, Inc.*	1,645	0
Viacom, Inc. "B"*	3,800	130,644
Vivendi	300	8,038
Walt Disney Co.	1,100	38,401
Wolters Kluwer NV	4,847	105,190
World Wrestling Entertainment, Inc. "A" (a)	7,100	122,830
WPP PLC	8,344	86,400

		3,541,554
Multiline Retail 0.4%
Big Lots, Inc.* (a)	7,500	273,150
Canadian Tire Corp., Ltd. "A"	100	5,459
Dillard's, Inc. "A" (a)	4,200	99,120
Dollar General Corp.*	3,800	95,950
Kohl's Corp.*	6,380	349,496
Marks & Spencer Group PLC	1,148	6,452
Next PLC	169	5,554
Nordstrom, Inc. (a)	10,710	437,504
PPR	36	4,787
Tuesday Morning Corp.*	11,800	77,762

		1,355,234
Specialty Retail 1.2%
Advance Auto Parts, Inc.	6,800	285,056
Aeropostale, Inc.*	4,950	142,708
American Eagle Outfitters, Inc.	4,800	88,896
Barnes & Noble, Inc.	7,100	153,502
Big 5 Sporting Goods Corp.	3,500	53,270
DSW, Inc. "A"*	900	22,977
Esprit Holdings Ltd.	4,223	33,242
Group 1 Automotive, Inc.*	4,000	127,440
Hennes & Mauritz AB "B"	3,541	229,087
Home Depot, Inc.	15,300	494,955
Industria de Diseno Textil SA	820	53,990
Jo-Ann Stores, Inc.*	2,400	100,752
Jumbo SA	4,844	49,184
Kingfisher PLC	1,961	6,386
Kirkland's, Inc.*	2,200	46,200
Limited Brands, Inc.	28,170	693,545
Nitori Co., Ltd.	1,100	83,519
Penske Automotive Group, Inc.*	300	4,326
Ross Stores, Inc.	4,800	256,656
Stage Stores, Inc.	300	4,617
The Gap, Inc.	3,800	87,818
The Sherwin-Williams Co.	300	20,304
TJX Companies, Inc.	7,700	327,404
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,700	106,314
Urban Outfitters, Inc.*	3,800	144,514
Yamada Denki Co., Ltd.	935	69,024

		3,685,686
Textiles, Apparel & Luxury Goods 0.8%
Adidas AG	129	6,888
Carter's, Inc.*	3,900	117,585
Compagnie Financiere Richemont SA "A"	7,633	295,898
Deckers Outdoor Corp.*	1,400	193,200
Fossil, Inc.*	3,900	147,186
Gildan Activewear, Inc.*	100	2,631
Hermes International	19	2,641
Jones Apparel Group, Inc.	3,800	72,276
Luxottica Group SpA	492	13,170
NIKE, Inc. "B"	10,300	757,050
Oxford Industries, Inc.	5,800	117,914
Perry Ellis International, Inc.*	300	6,795
Skechers USA, Inc. "A"*	4,300	156,176
Steven Madden Ltd.*	2,600	126,880
Swatch Group AG (Bearer)	366	116,844
Swatch Group AG (Registered)	105	6,250
UniFirst Corp.	2,396	123,394
VF Corp.	5,202	416,940
Yue Yuen Industrial (Holdings) Ltd.	3,000	10,492

		2,690,210
Consumer Staples 5.5%
Beverages 0.8%
Anheuser-Busch InBev NV	1,084	54,648
Asahi Breweries Ltd.	1,300	24,310
C&C Group PLC	33,988	153,938
Carlsberg AS "B" (a)	3,977	334,021
Central European Distribution Corp.*	2,900	101,529
Coca-Cola Amatil Ltd.	614	6,331
Coca-Cola Bottling Co. Consolidated	500	29,330
Coca-Cola Co.	4,400	242,000
Coca-Cola West Co., Ltd.	400	6,543
Diageo PLC	274	4,607
Foster's Group Ltd.	1,744	8,447
Heineken Holding NV	156	6,944
Heineken NV	3,646	187,182
Kirin Holdings Co., Ltd.	2,000	29,412
National Beverage Corp.	700	7,784
PepsiCo, Inc.	20,435	1,351,980
Pernod Ricard SA	459	38,941
SABMiller PLC	307	9,007
Sapporo Holdings Ltd.	1,000	5,222

		2,602,176
Food & Staples Retailing 1.3%
AEON Co., Ltd.	2,000	22,630
Carrefour SA	4,237	204,421
Casino Guichard-Perrachon SA	141	11,926
CVS Caremark Corp.	17,292	632,195
Delhaize Group	164	13,190
FamilyMart Co., Ltd.	300	9,533
George Weston Ltd.	200	13,814
Koninklijke Ahold NV	11,354	151,448
Kroger Co.	37,181	805,340
Loblaw Companies Ltd.	300	11,080
Metro AG	1,040	61,699
Metro, Inc. "A"	300	12,438
Seven & I Holdings Co., Ltd.	7,298	176,402
Shoppers Drug Mart Corp.	600	25,781
SUPERVALU, Inc.	6,300	105,084
Sysco Corp.	12,900	380,550
Tesco PLC	1,883	12,450
UNY Co., Ltd.	1,100	9,099
Village Super Market, Inc. "A"	100	2,803
Wal-Mart Stores, Inc.	26,100	1,451,160
Wesfarmers Ltd.	1,050	30,576
Wesfarmers Ltd. (PPS)	167	4,876
Whole Foods Market, Inc.*	400	14,460
Woolworths Ltd.	1,283	32,933

		4,195,888
Food Products 1.4%
Ajinomoto Co., Inc.	2,000	19,817
Archer-Daniels-Midland Co.	15,500	447,950
Aryzta AG	159	6,970
Campbell Soup Co.	2,500	88,375
DANONE SA	1,251	75,416
Darling International, Inc.*	7,100	63,616
Dean Foods Co.*	3,900	61,191
Del Monte Foods Co.	2,500	36,500
Diamond Foods, Inc.	3,200	134,528
General Mills, Inc.	6,444	456,171
Green Mountain Coffee Roasters, Inc.*	1,050	101,661
J & J Snack Foods Corp.	1,400	60,858
Kraft Foods, Inc. "A" (b)	20,776	628,266
Kraft Foods, Inc. "A" (b)	74	2,238
Lancaster Colony Corp.	2,300	135,608
Mead Johnson Nutrition Co.	5,075	264,052
MEIJI Holdings Co., Ltd.	300	11,651
Nestle SA (Registered)	11,216	573,825
Nippon Meat Packers, Inc.	1,000	12,658
Nisshin Seifun Group, Inc.	1,000	12,902
Nissin Foods Holdings Co., Ltd.	300	10,083
Saputo, Inc.	400	11,650
Sara Lee Corp.	17,400	242,382
Smithfield Foods, Inc.*	15,400	319,396
Suedzucker AG	613	13,532
SunOpta, Inc.*	24,500	101,675
The Hershey Co.	1,300	55,653
Tyson Foods, Inc. "A"	19,500	373,425
Unilever NV (CVA)	4,662	141,163
Unilever PLC	315	9,240
Viterra, Inc.*	700	6,609
Yakult Honsha Co., Ltd.	200	5,392

		4,484,453
Household Products 1.0%
Church & Dwight Co., Inc.	3,600	241,020
Colgate-Palmolive Co.	9,470	807,412
Energizer Holdings, Inc.*	7,400	464,424
Henkel AG & Co. KGaA	1,127	52,194
Kao Corp.	1,300	32,887
Kimberly-Clark Corp.	11,800	741,984
Procter & Gamble Co.	13,140	831,368
Reckitt Benckiser Group PLC	124	6,823
Unicharm Corp.	100	9,661

		3,187,773
Personal Products 0.3%
Beiersdorf AG	801	47,852
Estee Lauder Companies, Inc. "A"	5,400	350,298
Herbalife Ltd.	5,300	244,436
L'Oreal SA	544	57,156
Nu Skin Enterprises, Inc. "A"	2,500	72,750
Prestige Brands Holdings, Inc.*	1,100	9,900
Revlon, Inc. "A"*	2,100	31,185
Shiseido Co., Ltd.	1,000	21,721

		835,298
Tobacco 0.7%
Altria Group, Inc.	36,904	757,270
British American Tobacco PLC	4,696	161,947
Imperial Tobacco Group PLC	3,297	100,767
Japan Tobacco, Inc.	13	48,184
Lorillard, Inc.	1,800	135,432
Philip Morris International, Inc.	20,572	1,073,036
Reynolds American, Inc.	1,700	91,766

		2,368,402
Energy 5.7%
Energy Equipment & Services 2.1%
AMEC PLC	14,454	174,981
Cameron International Corp.*	9,700	415,742
Compagnie Generale de Geophysique-Veritas*	170	4,814
Complete Production Services, Inc.*	9,200	106,260
Dresser-Rand Group, Inc.*	2,700	84,834
Ensco PLC (ADR)	10,351	463,518
Exterran Holdings, Inc.*	13,200	319,044
Geokinetics, Inc.*	11,800	85,078
Helix Energy Solutions Group, Inc.*	6,900	89,907
Helmerich & Payne, Inc.	3,600	137,088
John Wood Group PLC	12,224	67,317
Key Energy Services, Inc.*	13,400	127,970
Lamprell PLC	23,489	86,317
Lufkin Industries, Inc.	400	31,660
National-Oilwell Varco, Inc.	9,000	365,220
Noble Corp.*	12,307	514,679
Oil States International, Inc.*	5,800	262,972
Patterson-UTI Energy, Inc. (a)	9,100	127,127
Pioneer Drilling Co.*	14,200	99,968
Pride International, Inc.*	2,400	72,264
Prosafe Production Public Ltd.*	15,200	37,718
Prosafe SE	9,960	52,154
Rowan Companies, Inc.*	19,800	576,378
RPC, Inc. (a)	2,900	32,277
Saipem SpA	6,074	235,370
SBM Offshore NV	7,072	141,635
Schlumberger Ltd.	8,060	511,488
Seadrill Ltd.	700	16,355
Shinko Plantech Co., Ltd.	3,500	30,865
Technip SA	2,078	168,682
Tecnicas Reunidas SA	1,296	81,560
Tenaris SA	434	9,322
Transocean Ltd.*	12,996	1,122,594
WorleyParsons Ltd.	324	7,549

		6,660,707
Oil, Gas & Consumable Fuels 3.6%
Alpha Natural Resources, Inc.*	13,800	688,482
Anadarko Petroleum Corp.	11,000	801,130
Arrow Energy Ltd.*	962	4,430
Berry Petroleum Co. "A"	2,200	61,952
BG Group PLC	724	12,507
Bill Barrett Corp.*	4,000	122,840
BP PLC	20,436	193,529
Canadian Natural Resources Ltd. (b)	5,409	400,482
Canadian Natural Resources Ltd. (b)	200	14,802
Chevron Corp.	16,809	1,274,626
Cimarex Energy Co.	3,200	190,016
ConocoPhillips	2,100	107,457
Contango Oil & Gas Co.*	200	10,230
Cosmo Oil Co., Ltd.	3,000	7,256
Devon Energy Corp.	6,300	405,909
Enbridge, Inc.	100	4,769
EnCana Corp.	200	6,223
Eni SpA	11,091	260,463
EXCO Resources, Inc.	4,800	88,224
ExxonMobil Corp.	28,481	1,907,657
Forest Oil Corp.*	1,200	30,984
Gulfport Energy Corp.*	6,500	73,060
Husky Energy, Inc.	100	2,868
Idemitsu Kosan Co., Ltd.	100	7,550
Imperial Oil Ltd.	300	11,588
INPEX Corp.	2	14,682
Japan Petroleum Exploration Co., Ltd.	200	10,108
LUKOIL (ADR) (b)	2,085	118,429
LUKOIL (ADR) (b)	205	11,623
Marathon Oil Corp.	24,291	768,567
Murphy Oil Corp.	1,900	106,761
Newfield Exploration Co.*	6,600	343,530
Nexen, Inc. (b)	200	4,949
Nexen, Inc. (b)	16,005	395,484
Nippon Mining Holdings, Inc.	3,000	14,023
Nippon Oil Corp.	5,000	25,190
Northern Oil & Gas, Inc.*	2,200	34,870
Occidental Petroleum Corp.	800	67,632
OMV AG	2,316	86,970
Origin Energy Ltd.	1,411	21,396
Paladin Energy Ltd.*	1,162	4,200
Repsol YPF SA	3,625	85,861
Royal Dutch Shell PLC "A"	559	16,218
Royal Dutch Shell PLC "B"	376	10,370
Santos Ltd.	1,300	17,454
Showa Shell Sekiyu KK	1,100	7,439
Spectra Energy Corp.	3,500	78,855
Statoil ASA	14,578	338,936
Suncor Energy, Inc. (b)	556	18,082
Suncor Energy, Inc. (b)	19,584	637,263
Talisman Energy, Inc.	500	8,551
Teekay Corp.	12,400	281,976
TonenGeneral Sekiyu KK	1,000	8,441
Total SA	8,017	465,593
Ultra Petroleum Corp.*	4,300	200,509
USEC, Inc.*	9,700	55,969
Williams Companies, Inc.	16,600	383,460
Woodside Petroleum Ltd.	5,193	223,102

		11,555,527
Financials 7.6%
Capital Markets 1.0%
Affiliated Managers Group, Inc.*	1,000	79,000
Ameriprise Financial, Inc.	6,634	300,918
Ashmore Group PLC	30,592	122,437
Bank of New York Mellon Corp.	3,500	108,080
BlackRock, Inc.	500	108,880
Calamos Asset Management, Inc. "A"	7,200	103,248
Credit Suisse Group AG (Registered)	391	20,104
Daiwa Securities Group, Inc.	1,000	5,265
Diamond Hill Investment Group	300	20,580
Franklin Resources, Inc.	3,200	354,880
GAMCO Investors, Inc. "A"	700	31,850
ICAP PLC	6,805	38,515
Jefferies Group, Inc. (a)	4,900	115,983
Julius Baer Group Ltd.	126	4,568
LaBranche & Co., Inc.*	6,400	33,664
Lazard Ltd. "A"	2,400	85,680
Marfin Investment Group SA*	1,344	3,103
Mediobanca SpA*	291	3,125
Morgan Stanley	12,600	369,054
Nomura Holdings, Inc.	2,200	16,136
Oppenheimer Holdings, Inc. "A"	3,400	86,734
Partners Group Holding AG	900	127,404
Piper Jaffray Companies, Inc.*	1,600	64,480
T. Rowe Price Group, Inc. (a)	8,200	450,426
The Goldman Sachs Group, Inc.	3,400	580,142
UBS AG (Registered)*	1,145	18,589
Waddell & Reed Financial, Inc. "A"	2,900	104,516

		3,357,361
Commercial Banks 1.7%
1st Source Corp.	1,500	26,325
Alpha Bank AE*	10,040	95,931
Australia & New Zealand Banking Group Ltd.	535	12,422
BancFirst Corp.	1,300	54,483
Banco Bilbao Vizcaya Argentaria SA	1,368	18,698
Banco de Sabadell SA	598	3,301
Banco Latinoamericano de Comercio Exterior SA "E"	3,700	53,132
Banco Popolare Societa Cooperativa*	662	4,600
Banco Popular Espanol SA	571	4,200
Banco Santander SA	2,907	38,576
Bank of Cyprus PCL	1,538	9,737
Bank of Montreal	100	6,070
Bank of Nova Scotia	300	15,029
Barclays PLC	58,225	317,035
BNP Paribas	4,647	356,498
BOC Hong Kong (Holdings) Ltd.	2,000	4,763
Canadian Imperial Bank of Commerce	100	7,306
Cardinal Financial Corp.	5,500	58,740
Chuo Mitsui Trust Holdings, Inc.	1,000	3,740
Comerica, Inc.	5,600	213,024
Commerce Bancshares, Inc.	7,410	304,847
Commerzbank AG*	713	6,110
Commonwealth Bank of Australia	295	15,211
Community Bank System, Inc.	600	13,668
Credit Agricole SA	247	4,319
CVB Financial Corp. (a)	10,600	105,258
Dah Sing Banking Group Ltd.*	50,700	69,239
Danske Bank AS*	1,853	45,632
DBS Group Holdings Ltd.	2,000	20,415
Dexia SA*	979	5,834
DnB NOR ASA*	5,400	61,537
EFG Eurobank Ergasias*	650	5,983
Erste Group Bank AG	921	38,659
First Financial Bancorp.	3,100	55,149
Hang Seng Bank Ltd.	600	8,371
HSBC Holdings PLC	7,320	74,212
Huntington Bancshares, Inc.	48,600	260,982
IBERIABANK Corp.	600	36,006
Intesa Sanpaolo*	2,894	10,769
Investors Bancorp., Inc.*	800	10,560
KBC GROEP NV*	400	19,352
KeyCorp	11,600	89,900
Lakeland Bancorp., Inc.	600	5,310
Lloyds Banking Group PLC	234,207	223,275
Marshall & Ilsley Corp.	7,700	61,985
Mitsubishi UFJ Financial Group, Inc.	42,476	221,653
Mizuho Financial Group, Inc.	6,200	12,274
National Australia Bank Ltd.	522	13,156
National Bank of Canada	100	6,089
National Bank of Greece SA*	1,385	28,004
Nordea Bank AB (a)	2,602	25,665
Oversea-Chinese Banking Corp., Ltd.	1,000	6,216
Piraeus Bank SA	713	6,244
PNC Financial Services Group, Inc.	5,000	298,500
Prosperity Bancshares, Inc.	2,300	94,300
Raiffeisen International Bank-Holding AG	262	12,444
Resona Holdings, Inc.	300	3,780
Royal Bank of Canada	300	17,557
S&T Bancorp., Inc.	1,000	20,900
Santander BanCorp.*	4,400	53,988
Skandinaviska Enskilda Banken AB "A"*	1,639	10,484
Societe Generale	1,657	104,094
Southside Bancshares, Inc.	2,825	60,935
Standard Chartered PLC	3,028	82,516
StellarOne Corp.	600	8,022
Sumitomo Mitsui Financial Group, Inc.	6,733	221,490
Sumitomo Trust & Banking Co., Ltd.	1,000	5,845
Susquehanna Bancshares, Inc. (a)	3,900	38,259
Svenska Handelsbanken AB "A"	554	16,225
Swedbank AB "A"*	306	3,137
The Bancorp., Inc.*	2,400	21,360
The Bank of Yokohama Ltd.	1,000	4,884
Toronto-Dominion Bank	200	14,907
UBI Banca - Unione di Banche Italiane ScpA	348	4,692
UMB Financial Corp.	100	4,060
UniCredit SpA*	9,643	28,462
United Overseas Bank Ltd.	1,000	13,716
Wells Fargo & Co.	34,500	1,073,640
WesBanco, Inc.	600	9,756
Westpac Banking Corp.	615	15,681
Wing Hang Bank Ltd.	14,500	132,183
Yadkin Valley Financial Corp.	2,100	9,030

		5,560,341
Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	18,300	106,506
American Express Co.	10,400	429,104
AmeriCredit Corp.*	5,600	133,056
Capital One Financial Corp.	17,900	741,239
Discover Financial Services	18,500	275,650
Kiatnakin Bank PCL	84,400	71,780
ORIX Corp.	50	4,424

		1,761,759
Diversified Financial Services 1.3%
Bank of America Corp.	95,073	1,697,053
Citigroup, Inc.*	25,800	104,490
Compagnie Nationale a Portefeuille	132	6,915
Deutsche Boerse AG	127	9,416
Financiere Marc de Lacharriere SA	1,441	71,758
Groupe Bruxelles Lambert SA	176	15,544
Hellenic Exchanges SA	5,200	45,837
Hong Kong Exchanges & Clearing Ltd.	700	11,662
ING Groep NV (CVA)*	31,429	313,373
IntercontinentalExchange, Inc.*	1,900	213,142
JPMorgan Chase & Co.	35,461	1,586,880
MarketAxess Holdings, Inc.	1,300	20,449
Pohjola Bank PLC "A"	854	9,608
Singapore Exchange Ltd.	1,000	5,460

		4,111,587
Insurance 2.2%
Aegon NV*	1,857	12,701
Allianz SE (Registered)	2,121	266,051
Allied World Assurance Co. Holdings Ltd.	1,800	80,730
Allstate Corp.	26,347	851,272
American Equity Investment Life Holding Co.	5,500	58,575
AMP Ltd.	965	5,536
Aon Corp.	1,900	81,149
Arch Capital Group Ltd.*	600	45,750
Assicurazioni Generali SpA	597	14,319
Assurant, Inc.	15,707	540,007
Aviva PLC	589	3,441
AXA SA	463	10,287
Axis Capital Holdings Ltd.	10,600	331,356
Chubb Corp.	4,400	228,140
CNA Financial Corp.*	2,700	72,144
EMC Insurance Group, Inc.	200	4,504
Endurance Specialty Holdings Ltd. (a)	4,800	178,320
Everest Re Group Ltd.	400	32,372
Fidelity National Financial, Inc. "A"	23,861	353,620
Flagstone Reinsurance Holdings Ltd.	1,000	11,460
Fortis*	5,604	19,931
Harleysville Group, Inc.	100	3,376
Hartford Financial Services Group, Inc.	5,600	159,152
HCC Insurance Holdings, Inc.	12,355	340,998
Horace Mann Educators Corp.	2,900	43,674
Infinity Property & Casualty Corp.	500	22,720
Insurance Australia Group Ltd.	1,063	3,778
Kansas City Life Insurance Co.	1,000	31,580
Lincoln National Corp.	21,768	668,278
Loews Corp.	4,000	149,120
Manulife Financial Corp.	300	5,919
Max Capital Group Ltd.	3,700	85,063
MetLife, Inc.	9,170	397,428
Mitsui Sumitomo Insurance Group Holdings, Inc.	300	8,300
Montpelier Re Holdings Ltd.	3,700	62,197
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	60	9,739
National Financial Partners Corp.*	6,200	87,420
NYMAGIC, Inc.	500	10,615
PartnerRe Ltd.	8,230	656,096
Phoenix Companies, Inc.*	11,500	27,830
Power Corp. of Canada	200	6,037
Presidential Life Corp.	2,300	22,931
Primerica, Inc.*	400	6,000
ProAssurance Corp.*	2,700	158,058
Prudential PLC	566	4,697
QBE Insurance Group Ltd.	148	2,824
Safety Insurance Group, Inc.	614	23,129
Sampo Oyj "A" (a)	2,276	60,432
Sompo Japan Insurance, Inc.	1,000	7,017
Sun Life Financial, Inc.	100	3,217
Swiss Reinsurance Co., Ltd. (Registered)*	106	5,213
The Travelers Companies, Inc.	6,400	345,216
Tokio Marine Holdings, Inc.	300	8,451
Topdanmark AS*	86	11,202
Trygvesta AS	112	7,392
Validus Holdings Ltd.	3,500	96,355
Vienna Insurance Group	195	10,292
XL Capital Ltd. "A"	8,000	151,200
Zurich Financial Services AG	36	9,238

		6,913,849
Real Estate Investment Trusts 0.6%
American Campus Communities, Inc. (REIT)	1,200	33,192
Annaly Capital Management, Inc. (REIT)	20,300	348,754
BioMed Realty Trust, Inc. (REIT)	4,600	76,084
CapitaMall Trust (REIT)	3,000	3,786
Cogdell Spencer, Inc. (REIT)	3,600	26,640
Colonial Properties Trust (REIT)	1,900	24,472
Colony Financial, Inc. (REIT)	1,100	22,000
Corio NV (REIT)	72	4,812
Cousins Properties, Inc. (REIT)	38	319
Developers Diversified Realty Corp. (REIT)	1,100	13,387
Dynex Capital, Inc. (REIT)	1,500	13,500
EastGroup Properties, Inc. (REIT)	900	33,966
Entertainment Properties Trust (REIT)	1,500	61,695
Equity Residential (REIT) (a)	3,200	125,280
First Industrial Realty Trust, Inc. (REIT)* (a)	6,940	53,854
Glimcher Realty Trust (REIT)	2,200	11,154
HCP, Inc. (REIT)	2,600	85,800
Hospitality Properties Trust (REIT)	1,800	43,110
Host Hotels & Resorts, Inc. (REIT)	43	630
Investors Real Estate Trust (REIT)	1,300	11,726
iStar Financial, Inc. (REIT)*	1,900	8,721
Kilroy Realty Corp. (REIT) (a)	2,100	64,764
LaSalle Hotel Properties (REIT)	300	6,990
Lexington Realty Trust (REIT) (a)	8,186	53,291
Link (REIT)	2,500	6,138
Mid-America Apartment Communities, Inc. (REIT)	1,000	51,790
National Retail Properties, Inc. (REIT)	6,700	152,961
Parkway Properties, Inc. (REIT)	1,500	28,170
Pennsylvania Real Estate Investment Trust (REIT) (a)	5,300	66,091
Potlatch Corp. (REIT)	4,200	147,168
PS Business Parks, Inc. (REIT)	1,100	58,740
Redwood Trust, Inc. (REIT)	3,400	52,428
Unibail-Rodamco SE (REIT)	28	5,669
Washington Real Estate Investment Trust (REIT)	2,300	70,265
Wereldhave NV (REIT)	48	4,599
Westfield Group (Units) (REIT)	436	4,818

		1,776,764
Real Estate Management & Development 0.2%
Brookfield Asset Management, Inc. "A"	300	7,635
CapitaLand Ltd.	3,000	8,495
Cheung Kong (Holdings) Ltd.	1,000	12,862
City Developments Ltd.	1,000	7,565
Hang Lung Properties Ltd.	2,000	8,024
Henderson Land Development Co., Ltd.	1,000	7,048
IMMOEAST AG*	8,320	45,663
K Wah International Holdings Ltd.	182,000	68,035
Midland Holdings Ltd.	204,000	222,745
Mitsubishi Estate Co., Ltd.	1,000	16,371
Mitsui Fudosan Co., Ltd.	1,000	16,984
Sumitomo Realty & Development Co., Ltd.	4,000	76,159
Sun Hung Kai Properties Ltd.	1,000	15,003
Swire Pacific Ltd. "A"	1,000	12,056
Wharf Holdings Ltd.	1,000	5,669

		530,314
Thrifts & Mortgage Finance 0.1%
Brookline Bancorp., Inc.	12,000	127,680
Dime Community Bancshares	700	8,841
First Defiance Financial Corp.	1,500	15,180
NewAlliance Bancshares, Inc.	11,300	142,606
Provident Financial Services, Inc.	9,100	108,290
Provident New York Bancorp.	1,700	16,116
Westfield Financial, Inc.	400	3,676

		422,389
Health Care 7.8%
Biotechnology 1.2%
Actelion Ltd. (Registered)*	132	5,996
Amgen, Inc.*	15,500	926,280
Celgene Corp.*	18,800	1,164,848
Cephalon, Inc.*	4,800	325,344
CSL Ltd.	1,841	61,503
Exelixis, Inc.*	6,600	40,062
Gilead Sciences, Inc.*	17,980	817,730
Grifols SA	11,129	166,591
Intercell AG* (a)	2,900	84,139
Metabolix, Inc.*	4,200	51,156
Myriad Genetics, Inc.*	7,700	185,185

		3,828,834
Health Care Equipment & Supplies 1.0%
Align Technology, Inc.*	7,300	141,182
Baxter International, Inc.	5,668	329,878
Becton, Dickinson & Co.	5,354	421,520
bioMerieux	54	6,198
Cochlear Ltd.	210	14,023
Coloplast AS "B"	229	25,208
Covidien PLC	6,100	306,708
Edwards Lifesciences Corp.*	4,800	474,624
Essilor International SA	667	42,552
ev3, Inc.*	4,600	72,956
Hill-Rom Holdings, Inc. (a)	5,300	144,213
Hospira, Inc.*	6,500	368,225
Nobel Biocare Holding AG (Registered)	3,239	86,538
NxStage Medical, Inc.*	8,800	100,760
Olympus Corp.	600	19,265
Smith & Nephew PLC	1,343	13,403
Somanetics Corp.*	5,400	103,356
Sonova Holding AG (Registered)	59	7,334
Synthes, Inc.	40	4,995
Sysmex Corp.	100	5,849
Terumo Corp.	400	21,269
Thoratec Corp.*	4,900	163,905
William Demant Holding AS*	215	15,211
Zimmer Holdings, Inc.*	6,600	390,720

		3,279,892
Health Care Providers & Services 2.4%
Alfresa Holdings Corp.	100	4,312
AMERIGROUP Corp.*	4,800	159,552
AmerisourceBergen Corp.	15,100	436,692
BioScrip, Inc.*	12,400	98,952
Cardinal Health, Inc.	10,900	392,727
Catalyst Health Solutions, Inc.*	1,000	41,380
Celesio AG	137	4,380
Centene Corp.*	2,300	55,292
Community Health Systems, Inc.*	8,700	321,291
Continucare Corp.*	4,300	15,910
CorVel Corp.*	800	28,600
Coventry Health Care, Inc.* (a)	25,400	627,888
Diagnosticos da America SA	12,000	105,266
Emergency Medical Services Corp. "A"*	2,700	152,685
Express Scripts, Inc.*	7,400	753,024
Fleury SA*	6,700	71,583
Fresenius Medical Care AG & Co. KGaA	10,408	587,316
Genoptix, Inc.*	1,400	49,686
Health Management Associates, Inc. "A"*	1,300	11,180
Healthspring, Inc.*	4,400	77,440
Humana, Inc.*	6,300	294,651
Magellan Health Services, Inc.*	3,500	152,180
McKesson Corp.	25,189	1,655,421
Medco Health Solutions, Inc.*	5,400	348,624
Medipal Holdings Corp.	400	4,737
Omnicare, Inc.	8,300	234,807
Owens & Minor, Inc.	2,400	111,336
Providence Service Corp.*	4,400	66,836
RehabCare Group, Inc.*	3,900	106,353
Sonic Healthcare Ltd.	1,199	15,773
Suzuken Co., Ltd.	200	7,036
Triple-S Management Corp. "B"*	2,600	46,150
UnitedHealth Group, Inc.*	12,970	423,730
Universal American Financial Corp.*	8,400	129,360
WellPoint, Inc.*	2,000	128,760

		7,720,910
Health Care Technology 0.1%
athenahealth, Inc.*	1,900	69,464
M3, Inc.	22	75,193
Medidata Solutions, Inc.*	3,200	48,640
Merge Healthcare, Inc.*	10,666	22,079

		215,376
Life Sciences Tools & Services 0.3%
Accelrys, Inc.*	6,200	38,192
Albany Molecular Research, Inc.*	1,700	14,195
Cambrex Corp.*	6,800	27,540
ICON PLC (ADR)*	4,200	110,880
Life Technologies Corp.*	2,700	141,129
Lonza Group AG (Registered)	58	4,734
QIAGEN NV*	6,000	138,227
Thermo Fisher Scientific, Inc.*	8,351	429,575

		904,472
Pharmaceuticals 2.8%
Abbott Laboratories	17,240	908,203
Astellas Pharma, Inc.	1,200	43,461
AstraZeneca PLC	2,359	105,305
Bayer AG	1,801	121,849
Bristol-Myers Squibb Co.	6,786	181,186
Caraco Pharmaceutical Laboratories Ltd.*	6,400	38,336
Chugai Pharmaceutical Co., Ltd.	600	11,272
Daiichi Sankyo Co., Ltd.	1,900	35,595
Dainippon Sumitomo Pharma Co., Ltd.	600	5,496
Eisai Co., Ltd.	700	24,940
Eli Lilly & Co.	6,500	235,430
Flamel Technologies SA (ADR)*	14,300	122,551
Forest Laboratories, Inc.*	6,200	194,432
GlaxoSmithKline PLC	19,742	378,847
H. Lundbeck AS	586	11,041
Hi-Tech Pharmacal Co., Inc.*	4,800	106,272
Hisamitsu Pharmaceutical Co., Inc.	200	7,430
Impax Laboratories, Inc.*	8,400	150,192
Johnson & Johnson	22,082	1,439,746
Kyowa Hakko Kirin Co., Ltd.	1,000	10,314
Lannett Co., Inc.*	800	3,400
Medicis Pharmaceutical Corp. "A"	5,200	130,832
Merck & Co., Inc.	22,523	841,234
Mitsubishi Tanabe Pharma Corp.	1,000	14,107
Novartis AG (Registered)	2,941	158,949
Novo Nordisk AS "B" (a)	3,892	301,891
Ono Pharmaceutical Co., Ltd.	300	13,351
Par Pharmaceutical Companies, Inc.*	5,200	128,960
Perrigo Co.	5,900	346,448
Pfizer, Inc.	74,404	1,276,029
Questcor Pharmaceuticals, Inc.*	3,300	27,159
Roche Holding AG (Genusschein)	835	135,502
Sanofi-Aventis	5,703	425,781
Santarus, Inc.*	17,000	91,460
Santen Pharmaceutical Co., Ltd.	300	8,993
Shionogi & Co., Ltd.	1,000	19,006
Shire PLC	975	21,522
Takeda Pharmaceutical Co., Ltd.	1,700	74,802
Teva Pharmaceutical Industries Ltd. (ADR)	11,855	747,813
Tsumura & Co.	200	5,802
VIVUS, Inc.* (a)	7,900	68,888

		8,973,827
Industrials 6.7%
Aerospace & Defense 1.9%
American Science & Engineering, Inc.	1,600	119,872
BAE Systems PLC	2,440	13,774
BE Aerospace, Inc.*	4,300	130,935
Bombardier, Inc. "B"	2,000	12,268
Cobham PLC	1,159	4,516
Cubic Corp.	3,300	118,800
European Aeronautic Defence & Space Co.	222	4,458
Finmeccanica SpA	1,335	17,792
General Dynamics Corp.	1,400	108,080
Honeywell International, Inc.	14,913	675,112
ITT Corp.	6,800	364,548
L-3 Communications Holdings, Inc.	3,770	345,445
Lockheed Martin Corp.	6,184	514,632
Northrop Grumman Corp.	11,400	747,498
Raytheon Co.	9,700	554,064
Rockwell Collins, Inc.	10,600	663,454
Rolls-Royce Group PLC*	1,977	17,877
Singapore Technologies Engineering Ltd.	4,000	9,108
Thales SA	71	2,847
TransDigm Group, Inc.	7,000	371,280
United Technologies Corp.	15,923	1,172,092

		5,968,452
Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings, Inc.*	3,000	159,150
Deutsche Post AG (Registered)	495	8,572
FedEx Corp.	1,600	149,440
TNT NV	588	16,876
Toll Holdings Ltd.	985	6,695

		340,733
Airlines 0.2%
Allegiant Travel Co.*	400	23,144
AMR Corp.*	12,700	115,697
Hawaiian Holdings, Inc.*	12,100	89,177
Iberia Lineas Aereas de Espana SA*	1,760	6,142
Korean Air Lines Co., Ltd.*	2,300	135,704
Qantas Airways Ltd.*	2,962	7,705
Ryanair Holdings PLC (ADR)*	3,100	84,227
Singapore Airlines Ltd.	1,000	10,896
SkyWest, Inc.	7,800	111,384
Southwest Airlines Co.	5,800	76,676

		660,752
Building Products 0.2%
Armstrong World Industries, Inc.*	4,300	156,133
Asahi Glass Co., Ltd.	1,000	11,217
Assa Abloy AB "B"	400	7,836
Compagnie de Saint-Gobain	180	8,635
Daikin Industries Ltd.	100	4,094
Geberit AG (Registered)	45	8,049
Owens Corning, Inc.*	14,900	379,056
Wienerberger AG*	5,949	116,035

		691,055
Commercial Services & Supplies 0.7%
American Reprographics Co.*	1,300	11,661
Babcock International Group PLC (a)	15,038	137,372
Brambles Ltd.	2,215	14,940
Consolidated Graphics, Inc.*	2,700	111,807
Daiseki Co., Ltd.	4,000	83,322
G4S PLC	1,842	7,314
M&F Worldwide Corp.*	3,100	94,860
R.R. Donnelley & Sons Co.	30,600	653,310
Ritchie Bros. Auctioneers, Inc.	200	4,315
Rollins, Inc.	2,100	45,528
Schawk, Inc.	3,000	54,390
Secom Co., Ltd.	100	4,361
Securitas AB "B"	308	3,287
Serco Group PLC	14,259	129,898
Standard Register Co. (a)	5,100	27,285
Stericycle, Inc.*	7,800	425,100
The Brink's Co.	6,600	186,318
United Stationers, Inc.*	2,000	117,700
World Color Press, Inc.*	178	2,127

		2,114,895
Construction & Engineering 0.3%
ACS, Actividades de Construccion y Servicios SA	358	16,498
Aecom Technology Corp.*	4,300	121,991
Bouygues SA	1,401	70,514
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	4,600	106,996
Ferrovial SA	1,184	11,531
Fomento de Construcciones y Contratas SA	89	3,261
Koninklijke Boskalis Westminster NV	117	4,478
Leighton Holdings Ltd.	229	8,181
Shaw Group, Inc.*	9,300	320,106
Skanska AB "B"	455	8,275
SNC-Lavalin Group, Inc.	200	9,769
URS Corp.*	5,300	262,933
Vinci SA	1,587	93,617

		1,038,150
Electrical Equipment 0.8%
A.O. Smith Corp.	2,900	152,453
ABB Ltd. (Registered)*	5,290	115,478
Alstom SA	96	5,994
AMETEK, Inc.	15,300	634,338
Emerson Electric Co.	13,376	673,348
EnerSys*	5,500	135,630
Gamesa Corp. Tecnologica SA	706	9,691
Hubbell, Inc. "B"	700	35,301
Mitsubishi Electric Corp.	1,000	9,192
Prysmian SpA (a)	9,486	186,150
Regal-Beloit Corp.	2,600	154,466
Renewable Energy Corp. ASA*	2,600	12,158
Roper Industries, Inc.	9,100	526,344
Schneider Electric SA	56	6,559
Sumitomo Electric Industries Ltd.	400	4,906
Vestas Wind Systems AS*	481	26,280

		2,688,288
Industrial Conglomerates 0.6%
3M Co.	4,300	359,351
Carlisle Companies, Inc.	8,400	320,040
CSR Ltd.	3,192	4,818
General Electric Co.	41,300	751,660
Hutchison Whampoa Ltd.	6,000	43,813
Keppel Corp., Ltd.	2,000	13,020
Koninklijke (Royal) Philips Electronics NV (a)	1,625	52,171
NWS Holdings Ltd.	3,000	5,972
Orkla ASA	5,100	45,085
SembCorp Industries Ltd.	3,000	8,839
Siemens AG (Registered)	1,804	180,737
Smiths Group PLC	412	7,109
Tredegar Corp.	7,500	128,100

		1,920,715
Machinery 1.1%
AB SKF "B"	448	7,969
Alfa Laval AB	446	6,571
Austal Ltd.	40,638	94,770
Bucyrus International, Inc.	1,000	65,990
Dover Corp.	12,014	561,655
Eaton Corp.	600	45,462
FANUC Ltd.	2,109	223,899
Gardner Denver, Inc.	1,500	66,060
Graham Corp.	2,800	50,372
Illinois Tool Works, Inc.	3,200	151,552
Invensys PLC	823	4,247
Joy Global, Inc.	3,000	169,800
Komatsu Ltd.	16,292	341,773
Kone Oyj "B"	882	36,476
Kubota Corp.	1,000	9,118
MAN SE	98	8,206
Metso Corp.	733	23,625
Mitsubishi Heavy Industries Ltd.	2,000	8,241
Nordson Corp.	2,300	156,216
Oshkosh Corp.*	7,300	294,482
Parker Hannifin Corp.	8,500	550,290
Rational AG	700	122,704
Sandvik AB	663	8,297
Scania AB "B"	362	5,731
Schindler Holding AG	51	4,495
SembCorp Marine Ltd.	2,000	5,980
Tennant Co.	1,300	35,607
Timken Co.	6,900	207,069
TriMas Corp.*	900	5,841
Vallourec SA	33	6,663
Volvo AB "B"	856	8,593
Wartsila Corp.	462	23,423
Watts Water Technologies, Inc. "A"	2,400	74,544
Zardoya Otis SA	412	7,143

		3,392,864
Marine 0.1%
A P Moller-Maersk AS "A"	2	14,527
A P Moller-Maersk AS "B"	20	152,178
International Shipholding Corp.	1,700	49,963
Kuehne & Nagel International AG (Registered)	78	7,881
Mitsui O.S.K Lines Ltd.	1,000	7,146
Nippon Yusen Kabushiki Kaisha	1,000	3,933
Orient Overseas International Ltd.	500	3,697

		239,325
Professional Services 0.1%
Adecco SA (Registered)	87	4,943
Capita Group PLC	467	5,365
Diamond Management & Technology Consultants, Inc.	1,300	10,205
Experian PLC	763	7,501
FTI Consulting, Inc.*	3,500	137,620
Michael Page International PLC	23,535	142,945
Randstad Holding NV*	170	8,089
SFN Group, Inc.*	15,300	122,553
SGS SA (Registered)	3	4,139
The Advisory Board Co.*	200	6,300
VSE Corp.	200	8,232

		457,892
Road & Rail 0.2%
Asciano Group*	3,763	6,530
Canadian National Railway Co.	600	36,414
Canadian Pacific Railway Ltd.	300	16,907
Central Japan Railway Co.	1	7,617
DSV AS	754	13,489
East Japan Railway Co.	200	13,902
Kansas City Southern*	900	32,553
Kintetsu Corp.	1,000	3,113
MTR Corp., Ltd.	4,500	16,942
Norfolk Southern Corp.	8,500	475,065
Northgate PLC*	16,335	46,399
Tokyu Corp.	1,000	4,183
Werner Enterprises, Inc.	2,400	55,608
West Japan Railway Co.	1	3,438

		732,160
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	3,000	74,550
Bunzl PLC	366	4,001
Finning International, Inc.	200	3,623
Itochu Corp.	1,000	8,766
Marubeni Corp.	1,000	6,219
Mitsubishi Corp.	10,075	264,214
Mitsui & Co., Ltd.	15,949	267,784
Noble Group Ltd.	2,000	4,362
PT AKR Corporindo Tbk	670,500	68,424
Sumitomo Corp.	500	5,752
WESCO International, Inc.*	3,800	131,898
Wolseley PLC*	328	7,932

		847,525
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	736	14,139
Atlantia SpA	5,362	125,270
Intoll Group (Units)	3,632	3,727
Koninklijke Vopak NV	1,504	118,282
Transurban Group (Units)	2,129	9,861

		271,279
Information Technology 9.5%
Communications Equipment 1.3%
Acme Packet, Inc.*	1,100	21,208
Alcatel-Lucent*	3,450	10,875
Brocade Communications Systems, Inc.*	38,593	220,366
Cisco Systems, Inc.*	73,870	1,922,836
Harris Corp.	3,600	170,964
Loral Space & Communications, Inc.*	2,500	87,800
NETGEAR, Inc.*	5,200	135,720
Nokia Oyj	3,132	48,707
Oplink Communications, Inc.*	5,500	101,970
Plantronics, Inc.	4,200	131,376
QUALCOMM, Inc.	24,630	1,034,214
Research In Motion Ltd.*	900	66,681
Telefonaktiebolaget LM Ericsson "B"	17,864	187,004
Tellabs, Inc.	4,700	35,579

		4,175,300
Computers & Peripherals 2.3%
Apple, Inc.*	12,200	2,866,146
Compal Electronics, Inc.	83,470	109,136
Dell, Inc.*	4,100	61,541
Diebold, Inc.	2,800	88,928
EMC Corp.*	32,330	583,233
Fujitsu Ltd.	1,000	6,520
Hewlett-Packard Co.	22,680	1,205,442
International Business Machines Corp.	12,740	1,633,905
Lexmark International, Inc. "A"*	2,600	93,808
NEC Corp.	5,000	15,035
SanDisk Corp.*	1,400	48,482
Seagate Technology*	19,200	350,592
Toshiba Corp.*	2,000	10,339
Western Digital Corp.*	9,100	354,809

		7,427,916
Electronic Equipment, Instruments & Components 1.3%
Agilysys, Inc.	5,700	63,669
Arrow Electronics, Inc.*	20,500	617,665
Avnet, Inc.*	17,600	528,000
Benchmark Electronics, Inc.*	6,800	141,032
Coherent, Inc.*	4,000	127,840
CTS Corp.	2,600	24,492
Fujifilm Holdings Corp.	400	13,784
Hitachi Ltd.*	3,000	11,183
HOYA Corp.	200	5,478
IBIDEN Co., Ltd.	100	3,446
Ingram Micro, Inc. "A"*	11,500	201,825
Insight Enterprises, Inc.*	1,100	15,796
Inspur International Ltd.	550,000	72,075
Itron, Inc.*	2,500	181,425
Jabil Circuit, Inc.	35,200	569,888
Kingboard Chemical Holdings Ltd.	36,000	163,634
Kyocera Corp.	100	9,762
Mercury Computer Systems, Inc.*	1,345	18,453
Methode Electronics, Inc.	6,200	61,380
Murata Manufacturing Co., Ltd.	100	5,682
Nan Ya Printed Circuit Board Corp.	15,000	59,443
Nidec Corp.	1,800	193,039
Plexus Corp.*	3,900	140,517
Rotork PLC	3,538	75,368
ScanSource, Inc.*	3,800	109,364
Smart Modular Technologies (WWH), Inc.*	18,400	141,864
SYNNEX Corp.*	1,200	35,472
TDK Corp.	100	6,658
Tech Data Corp.*	2,200	92,180
Venture Corp., Ltd.	19,000	118,456
Vishay Intertechnology, Inc.*	30,100	307,923

		4,116,793
Internet Software & Services 0.8%
AOL, Inc.*	1,200	30,336
EarthLink, Inc.	3,800	32,452
Google, Inc. "A"*	2,665	1,511,082
IAC/InterActiveCorp.*	19,500	443,430
InfoSpace, Inc.*	800	8,840
Internet Initiative Japan, Inc.	37	81,787
LivePerson, Inc.*	11,300	86,671
LogMeIn, Inc.*	300	6,207
Meetic*	1,997	61,254
ModusLink Global Solutions, Inc.*	7,700	64,911
NIC, Inc.	8,800	69,256
United Internet AG (Registered)*	7,200	109,142

		2,505,368
IT Services 0.8%
Accenture PLC "A"	5,910	247,925
Acxiom Corp.*	1,300	23,322
Atos Origin SA*	99	4,965
Automatic Data Processing, Inc.	8,011	356,249
Cap Gemini SA	2,470	121,783
CGI Group, Inc. "A"*	600	8,979
CIBER, Inc.*	2,900	10,846
Cognizant Technology Solutions Corp. "A"*	2,200	112,156
Computer Sciences Corp.*	4,300	234,307
Convergys Corp.*	3,400	41,684
DST Systems, Inc.	1,900	78,755
Global Payments, Inc.	7,400	337,070
iGATE Corp.	8,800	85,624
Indra Sistemas SA	274	5,612
MAXIMUS, Inc.	2,300	140,139
NTT Data Corp.	1	3,333
SAIC, Inc.*	20,300	359,310
Telvent GIT SA	3,800	109,288
VeriFone Holdings, Inc.*	7,100	143,491

		2,424,838
Office Electronics 0.2%
Canon, Inc.	6,221	287,591
Konica Minolta Holdings, Inc.	500	5,838
Neopost SA	90	7,196
Ricoh Co., Ltd.	1,000	15,549
Xerox Corp.	34,200	333,450

		649,624
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC	44,232	158,826
ASML Holding NV (a)	1,678	59,738
Atheros Communications*	4,300	166,453
Broadcom Corp. "A"	24,140	800,965
Cirrus Logic, Inc.*	6,500	54,535
Diodes, Inc.*	4,000	89,600
Infineon Technologies AG*	1,328	9,226
Intel Corp.	45,400	1,010,604
Lam Research Corp.*	1,800	67,176
Micron Technology, Inc.*	16,400	170,396
RF Micro Devices, Inc.*	30,900	153,882
ROHM Co., Ltd.	100	7,469
Skyworks Solutions, Inc.*	800	12,480
STMicroelectronics NV	1,042	10,350
Texas Instruments, Inc.	14,800	362,156
Tokyo Electron Ltd.	100	6,598
Volterra Semiconductor Corp.*	5,600	140,560

		3,281,014
Software 1.8%
Autonomy Corp. PLC*	1,623	44,933
Bottomline Technologies, Inc.*	1,400	23,562
Check Point Software Technologies Ltd.*	7,590	266,105
Concur Technologies, Inc.*	7,600	311,676
Dassault Systemes SA	101	5,980
Interactive Intelligence, Inc.*	1,100	20,559
Jack Henry & Associates, Inc.	2,700	64,962
Manhattan Associates, Inc.*	4,300	109,564
Microsoft Corp.	85,550	2,504,049
MicroStrategy, Inc. "A"*	1,300	110,591
Nintendo Co., Ltd.	880	293,857
Norkom Group PLC*	25,922	54,760
OPNET Technologies, Inc.	1,200	19,344
Oracle Corp.	42,600	1,094,394
Quest Software, Inc.*	5,600	99,624
Renaissance Learning, Inc.	1,500	24,345
Rovi Corp.*	2,100	77,973
SAP AG	989	47,917
Solera Holdings, Inc.	4,500	173,925
Symantec Corp.*	16,800	284,256
The Sage Group PLC	11,436	41,522
TiVo, Inc.*	6,100	104,432
VanceInfo Technologies, Inc. (ADR)*	5,600	124,824

		5,903,154
Materials 3.3%
Chemicals 1.7%
A. Schulman, Inc.	5,300	129,691
Agrium, Inc.	100	7,071
Air Liquide SA	246	29,494
Air Products & Chemicals, Inc.	7,218	533,771
Akzo Nobel NV	581	33,151
Asahi Kasei Corp.	1,000	5,376
Ashland, Inc.	7,700	406,329
BASF SE	4,242	263,222
Cabot Corp.	2,400	72,960
Celanese Corp. "A"	6,900	219,765
Cytec Industries, Inc.	1,900	88,806
E.I. du Pont de Nemours & Co.	5,100	189,924
Givaudan SA (Registered)	8	7,016
Huntsman Corp.	21,200	255,460
Innophos Holdings, Inc.	1,200	33,480
JSR Corp.	200	4,180
K+S AG	104	6,315
Koninklijke DSM NV	364	16,208
Kuraray Co., Ltd.	500	6,703
Linde AG	70	8,339
Lubrizol Corp.	3,700	339,364
Mitsubishi Chemical Holdings Corp.	1,000	5,114
Mitsubishi Gas Chemical Co., Inc.	1,000	6,025
Mitsui Chemicals, Inc.	1,000	3,029
Monsanto Co.	7,300	521,366
Nalco Holding Co.	4,600	111,918
Nitto Denko Corp.	200	7,730
Omnova Solutions, Inc.*	12,300	96,555
PolyOne Corp.*	15,700	160,768
Potash Corp. of Saskatchewan, Inc.	100	11,941
Praxair, Inc.	5,893	489,119
Shin-Etsu Chemical Co., Ltd.	4,195	243,776
Showa Denko KK	2,000	4,516
Solutia, Inc.*	8,800	141,768
Solvay SA	382	39,234
Stepan Co.	1,700	95,013
Sumitomo Chemical Co., Ltd.	2,000	9,781
Syngenta AG (Registered)	132	36,690
The Mosaic Co.	8,000	486,160
Toray Industries, Inc.	2,000	11,686
Umicore	851	29,678
W.R. Grace & Co.*	600	16,656
Westlake Chemical Corp.	900	23,211
Yara International ASA	4,339	188,276
Zep, Inc.	1,700	37,196

		5,433,831
Construction Materials 0.1%
CRH PLC (b)	6,023	150,278
CRH PLC (b)	2,495	62,369
HeidelbergCement AG	51	2,846
Holcim Ltd. (Registered)	340	25,304
Imerys SA	73	4,504
Lafarge SA	210	14,752
Martin Marietta Materials, Inc.	800	66,840

		326,893
Containers & Packaging 0.2%
AEP Industries, Inc.*	1,700	44,234
FP Corp.	1,300	59,460
Graphic Packaging Holding Co.*	1,600	5,776
Owens-Illinois, Inc.*	4,100	145,714
Sonoco Products Co.	16,241	500,060
Temple-Inland, Inc.	2,200	44,946
Toyo Seikan Kaisha Ltd.	300	5,310

		805,500
Metals & Mining 1.0%
Agnico-Eagle Mines Ltd.	100	5,587
Anglo American PLC*	543	23,720
ArcelorMittal	5,456	239,789
Barrick Gold Corp.	400	15,348
BHP Billiton Ltd.	9,260	371,533
BHP Billiton PLC	761	26,074
Cliffs Natural Resources, Inc.	1,870	132,676
Freeport-McMoRan Copper & Gold, Inc.	7,900	659,966
Goldcorp, Inc.	300	11,210
JFE Holdings, Inc.	600	24,060
Kinross Gold Corp. (b)	16,026	273,884
Kinross Gold Corp. (b)	400	6,841
Kobe Steel Ltd.	3,000	6,422
Mitsubishi Materials Corp.*	3,000	8,637
Newcrest Mining Ltd.	192	5,785
Nippon Steel Corp.	6,000	23,565
Norsk Hydro ASA*	4,400	33,526
North American Palladium Ltd.*	14,500	59,160
Northam Platinum Ltd.	9,968	65,644
Outokumpu Oyj	611	13,431
Randgold Resources Ltd. (ADR)	1,000	76,830
Rautaruukki Oyj	565	12,224
Reliance Steel & Aluminum Co.	2,500	123,075
Rio Tinto Ltd.	114	8,171
Rio Tinto PLC	457	27,067
SSAB AB "A" (a)	1,091	19,635
SSAB AB "B" (a)	629	10,220
Steel Dynamics, Inc.	8,100	141,507
Sumitomo Metal Industries Ltd.	5,000	15,144
Sumitomo Metal Mining Co., Ltd.	1,000	14,780
Teck Resources Ltd. "B"*	224	9,759
ThyssenKrupp AG	248	8,530
Vista Gold Corp.*	13,000	26,130
voestalpine AG	3,459	140,171
Worthington Industries, Inc.	2,900	50,141
Xstrata PLC*	20,820	395,424
Yamana Gold, Inc.	300	2,969

		3,088,635
Paper & Forest Products 0.3%
Buckeye Technologies, Inc.*	6,000	78,480
Clearwater Paper Corp.*	2,614	128,740
Domtar Corp.* (a)	1,500	96,615
Holmen AB "B" (a)	286	7,682
International Paper Co.	14,800	364,228
KapStone Paper & Packaging Corp.*	3,800	45,106
MeadWestvaco Corp.	3,300	84,315
OJI Paper Co., Ltd.	1,000	4,386
Schweitzer-Mauduit International, Inc.	3,400	161,704
Stora Enso Oyj "R"*	2,972	22,672
Svenska Cellulosa AB "B"	3,267	46,096
UPM-Kymmene Oyj (a)	2,682	35,632

		1,075,656
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	61,434	1,587,455
Atlantic Tele-Network, Inc.	200	8,986
BCE, Inc. (b)	13,062	383,370
BCE, Inc. (b)	1,500	44,085
Belgacom	3,102	121,259
BT Group PLC	9,801	18,410
Cable & Wireless Communications PLC	3,199	2,689
Cable & Wireless Worldwide PLC*	3,199	4,466
CenturyTel, Inc.	20,755	735,972
Deutsche Telekom AG (ADR)	25,085	338,647
Deutsche Telekom AG (Registered)	11,977	162,397
France Telecom SA	13,216	316,513
Frontier Communications Corp. (a)	42,900	319,176
HickoryTech Corp.	1,300	11,479
Iliad SA	58	5,976
Koninklijke (Royal) KPN NV	11,555	183,211
Nippon Telegraph & Telephone Corp.	2,100	88,432
Qwest Communications International, Inc. (a)	53,700	280,314
Singapore Telecommunications Ltd.	31,000	70,415
Swisscom AG (Registered)	440	160,651
Tele2 AB "B"	590	9,857
Telecom Italia SpA	74,270	107,058
Telecom Italia SpA (RSP)	45,397	51,245
Telefonica SA	6,320	149,558
Telenor ASA*	5,800	78,638
TeliaSonera AB	4,313	30,633
Telstra Corp., Ltd.	25,800	70,728
Telus Corp.	200	7,156
Telus Corp. (Non-Voting Shares)	100	3,722
Verizon Communications, Inc.	26,776	830,592
Windstream Corp.	12,800	139,392

		6,322,482
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	12,000	511,320
China Mobile Ltd.	6,788	65,183
KDDI Corp.	12	62,097
Millicom International Cellular SA (SDR)	148	13,251
Mobistar SA	647	39,788
NTT DoCoMo, Inc.	62	94,290
Rogers Communications, Inc. "B"	1,000	34,155
Softbank Corp.	3,000	73,932
USA Mobility, Inc.*	7,300	92,491
Vodafone Group PLC	85,833	198,601
Vodafone Group PLC (ADR)	22,500	524,025

		1,709,133
Utilities 2.4%
Electric Utilities 1.5%
Allegheny Energy, Inc.	21,280	489,440
American Electric Power Co., Inc.	12,075	412,723
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,848
Chubu Electric Power Co., Inc.	1,500	37,501
Chugoku Electric Power Co., Inc.	700	13,913
CLP Holdings Ltd.	5,000	35,698
Duke Energy Corp.	17,130	279,562
E.ON AG	4,373	161,497
Edison International	4,200	143,514
EDP - Energias de Portugal SA	9,124	36,232
Electricite de France	1,133	61,873
Enel SpA	8,214	45,879
Entergy Corp.	4,412	358,916
Exelon Corp.	18,964	830,813
FirstEnergy Corp.	18,472	722,070
Fortis, Inc.	1,200	34,134
Fortum Oyj (a)	13,190	322,832
Hokkaido Electric Power Co., Inc.	600	11,514
Hokuriku Electric Power Co.	500	10,993
HongKong Electric Holdings Ltd.	3,000	17,775
Iberdrola SA	3,186	26,981
IDACORP, Inc.	4,200	145,404
Kansai Electric Power Co., Inc.	1,800	41,243
Kyushu Electric Power Co., Inc.	800	17,415
MGE Energy, Inc.	300	10,608
Red Electrica Corporacion SA	128	6,873
Scottish & Southern Energy PLC	1,114	18,598
Shikoku Electric Power Co., Inc.	500	14,169
Southern Co.	10,617	352,060
SP Ausnet	35,313	29,309
Terna - Rete Elettrica Nationale SpA	3,428	14,844
Tohoku Electric Power Co., Inc.	1,000	21,107
Tokyo Electric Power Co., Inc.	3,000	79,854

		4,809,192
Gas Utilities 0.2%
Enagas	311	6,835
Gas Natural SDG SA	302	5,581
Hong Kong & China Gas Co., Ltd.	10,500	26,175
National Fuel Gas Co.	1,200	60,660
Nicor, Inc.	3,000	125,760
Osaka Gas Co., Ltd.	5,000	17,919
Piedmont Natural Gas Co., Inc. (a)	5,600	154,448
Questar Corp.	500	21,600
Snam Rete Gas SpA	2,523	12,779
Southwest Gas Corp.	3,200	95,744
Toho Gas Co., Ltd.	1,000	5,443
Tokyo Gas Co., Ltd.	5,000	22,037

		554,981
Independent Power Producers & Energy Traders 0.2%
Calpine Corp.*	2,700	32,103
Constellation Energy Group, Inc.	1,700	59,687
Drax Group PLC	680	3,858
EDP Renovaveis SA*	1,396	10,897
Electric Power Development Co., Ltd.	400	13,161
Iberdrola Renovables SA	1,405	5,840
International Power PLC	2,098	10,139
Mirant Corp.*	4,800	52,128
NRG Energy, Inc.*	14,716	307,564
TransAlta Corp.	1,100	24,336

		519,713
Multi-Utilities 0.5%
A2A SpA	2,094	3,925
AGL Energy Ltd.	12,111	166,890
Ameren Corp.	2,200	57,376
Canadian Utilities Ltd. "A"	600	29,006
Centrica PLC	5,814	25,910
Consolidated Edison, Inc.	2,100	93,534
DTE Energy Co.	1,700	75,820
GDF Suez	732	28,300
Integrys Energy Group, Inc. (a)	5,700	270,066
MDU Resources Group, Inc.	2,700	58,266
National Grid PLC	2,563	24,965
NSTAR	1,800	63,756
PG&E Corp.	16,982	720,377
Public Service Enterprise Group, Inc.	3,600	106,272
RWE AG	157	13,916
Suez Environnement Co.	122	2,804
United Utilities Group PLC	779	6,614
Veolia Environnement	237	8,240

		1,756,037
Water Utilities 0.0%
American States Water Co.	2,300	79,810
Severn Trent PLC	213	3,864

		83,674

Total Common Stocks (Cost $152,337,581)		182,975,898
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	50	3,053
Volkswagen AG	107	9,818

		12,871
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,580	85,080

Total Preferred Stocks (Cost $85,241)		97,951
Rights 0.0%
Consumer Discretionary 0.0%
Volkswagen AG, Expiration Date 4/9/2010*	142	94
Materials 0.0%
ARCO Chemical Co., Expiration Date 4/15/2010*	1,362	0

Total Rights (Cost $0)		94
Warrants 0.1%
Financials 0.1%
Mediobanca SpA, Expiration Date 3/18/2011*	278	35
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	24,700	53
UBS AG, Expiration Date 8/31/2011*	178,409	413,496

		413,584
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	202	833
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	170	0

Total Warrants (Cost $385,434)		414,417

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 5.9%
Consumer Discretionary 0.5%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		35,000	35,219
8.75%, 6/1/2019		35,000	36,750
American Achievement Corp., 144A, 8.25%, 4/1/2012		15,000	14,850
Ameristar Casinos, Inc., 9.25%, 6/1/2014		25,000	26,188
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		35,000	33,337
8.0%, 3/15/2014		15,000	15,038
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		25,000	8,281
Carrols Corp., 9.0%, 1/15/2013		15,000	15,263
CBS Corp., 7.875%, 7/30/2030		325,000	358,164
DirecTV Holdings LLC, 144A, 6.35%, 3/15/2040		51,000	50,626
DISH DBS Corp.:
6.625%, 10/1/2014		40,000	40,300
7.125%, 2/1/2016		35,000	35,656
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (d)		24,000	23,820
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		25,000	281
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		10,000	10,800
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		30,000	29,700
Group 1 Automotive, Inc., 8.25%, 8/15/2013		15,000	15,431
Hertz Corp., 8.875%, 1/1/2014		55,000	56,512
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		17,000	14,535
Norcraft Holdings LP, 9.75%, 9/1/2012		36,000	34,200
Penske Automotive Group, Inc., 7.75%, 12/15/2016		50,000	48,125
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		25,000	250
Sabre Holdings Corp., 8.35%, 3/15/2016		25,000	23,750
Simmons Co., 10.0%, 12/15/2014 **		105,000	1,969
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		8,000	8,230
TCI Communications, Inc., 8.75%, 8/1/2015		135,000	163,869
Time Warner Cable, Inc., 8.25%, 2/14/2014		100,000	117,341
Time Warner, Inc., 5.875%, 11/15/2016		147,000	160,603
Travelport LLC:
4.877% ***, 9/1/2014		20,000	19,600
9.875%, 9/1/2014		5,000	5,225
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		5,000	25
United Components, Inc., 9.375%, 6/15/2013		5,000	5,025
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		37,392	15,705
Viacom, Inc., 6.875%, 4/30/2036		300,000	318,055
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		20,000	21,375
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		130,000	910

			1,765,008
Consumer Staples 0.6%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		500,000	594,691
CVS Caremark Corp.:
6.125%, 9/15/2039		275,000	273,316
6.25%, 6/1/2027		300,000	311,533
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		15,000	14,194
Ingles Markets, Inc., 8.875%, 5/15/2017		10,000	10,450
Kraft Foods, Inc., 5.375%, 2/10/2020		500,000	508,177
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		108,750	94,613
SUPERVALU, Inc., 8.0%, 5/1/2016		10,000	10,125

			1,817,099
Energy 0.7%
Anadarko Petroleum Corp., 6.45%, 9/15/2036		250,000	254,785
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		55,000	60,500
Belden & Blake Corp., 8.75%, 7/15/2012		130,000	121,550
Bristow Group, Inc., 7.5%, 9/15/2017		30,000	30,300
Chaparral Energy, Inc., 8.5%, 12/1/2015		40,000	36,500
Chesapeake Energy Corp.:
6.25%, 1/15/2018		10,000	9,525
6.875%, 1/15/2016		15,000	14,813
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	256,395
El Paso Corp., 7.25%, 6/1/2018		20,000	20,638
Enterprise Products Operating LLC, 6.125%, 10/15/2039		230,000	226,142
Frontier Oil Corp., 6.625%, 10/1/2011		20,000	20,150
KCS Energy, Inc., 7.125%, 4/1/2012		105,000	105,000
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015		52,000	56,387
6.5%, 9/1/2039		50,000	51,395
7.3%, 8/15/2033		360,000	401,311
Linn Energy LLC, 144A, 11.75%, 5/15/2017		35,000	39,725
Mariner Energy, Inc.:
7.5%, 4/15/2013		25,000	25,188
8.0%, 5/15/2017		20,000	19,650
Newfield Exploration Co., 7.125%, 5/15/2018		40,000	40,600
OPTI Canada, Inc.:
7.875%, 12/15/2014		35,000	32,725
8.25%, 12/15/2014		60,000	56,400
Petrohawk Energy Corp., 7.875%, 6/1/2015		15,000	15,281
Plains Exploration & Production Co., 7.0%, 3/15/2017		15,000	14,775
Quicksilver Resources, Inc., 7.125%, 4/1/2016		70,000	66,500
Regency Energy Partners LP, 8.375%, 12/15/2013		31,000	32,163
Stone Energy Corp., 6.75%, 12/15/2014		25,000	22,000
Williams Partners LP, 144A, 6.3%, 4/15/2040		120,000	119,245

			2,149,643
Financials 2.0%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		60,000	55,200
American Express Co., 7.0%, 3/19/2018		390,000	442,959
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		36,400	16,380
Bank of America Corp., 7.625%, 6/1/2019		410,000	468,984
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016		90,000	92,508
5.2%, 7/10/2014		80,000	85,427
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		15,000	1,988
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		30,000	30,675
Citigroup, Inc.:
6.125%, 5/15/2018		350,000	357,626
8.5%, 5/22/2019		174,000	203,090
Conproca SA de CV, REG S, 12.0%, 6/16/2010		100,035	102,154
Credit Suisse AG, 5.4%, 1/14/2020		88,000	88,688
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		135,000	139,575
9.875%, 8/10/2011		90,000	95,452
General Electric Capital Corp., Series A, 5.25%, 10/19/2012		550,000	590,448
GMAC, Inc., 6.875%, 9/15/2011		132,000	134,145
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		150,000	133,091
iPayment, Inc., 9.75%, 5/15/2014		25,000	22,812
Lincoln National Corp., 8.75%, 7/1/2019		190,000	232,327
MetLife, Inc.:
6.75%, 6/1/2016		113,000	126,634
7.717%, 2/15/2019		250,000	291,915
Morgan Stanley, Series F, 6.625%, 4/1/2018		225,000	239,980
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		95,000	16,862
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	94,750
PNC Bank NA, 6.875%, 4/1/2018		300,000	332,704
Principal Financial Group, Inc., 7.875%, 5/15/2014		315,000	356,453
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		100,000	105,623
6.2%, 1/15/2015		100,000	109,162
7.375%, 6/15/2019		30,000	34,404
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		4,000	4,215
Simon Property Group LP, (REIT), 6.75%, 5/15/2014		70,000	76,585
Sprint Capital Corp.:
7.625%, 1/30/2011		20,000	20,575
8.375%, 3/15/2012		80,000	83,200
Telecom Italia Capital SA, 5.25%, 11/15/2013		200,000	209,485
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		400,000	423,232
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		75,000	66
UCI Holdco, Inc., 8.257% ***, 12/15/2013 (PIK)		39,240	36,886
Virgin Media Finance PLC, 8.75%, 4/15/2014		14,000	14,333
Wachovia Corp., Series G, 5.5%, 5/1/2013		470,000	507,584
Wind Acquisition Finance SA, 144A, 11.0%, 12/1/2015	EUR	55,000	79,857

			6,458,034
Health Care 0.6%
Community Health Systems, Inc., 8.875%, 7/15/2015		120,000	124,200
Express Scripts, Inc.:
6.25%, 6/15/2014		250,000	276,983
7.25%, 6/15/2019		320,000	370,462
HCA, Inc.:
144A, 8.5%, 4/15/2019		10,000	10,756
9.125%, 11/15/2014		35,000	36,969
9.25%, 11/15/2016		130,000	138,206
9.625%, 11/15/2016 (PIK)		42,000	44,992
HEALTHSOUTH Corp., 10.75%, 6/15/2016		20,000	21,625
IASIS Healthcare LLC, 8.75%, 6/15/2014		30,000	30,562
Medco Health Solutions, Inc., 7.125%, 3/15/2018		425,000	484,548
Quest Diagnostics, Inc., 6.95%, 7/1/2037		255,000	284,683
The Cooper Companies, Inc., 7.125%, 2/15/2015		45,000	44,719
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		15,000	15,675

			1,884,380
Industrials 0.3%
Actuant Corp., 6.875%, 6/15/2017		20,000	19,400
ARAMARK Corp., 8.5%, 2/1/2015		10,000	10,225
BE Aerospace, Inc., 8.5%, 7/1/2018		50,000	53,375
Belden, Inc., 7.0%, 3/15/2017		25,000	24,625
Cenveo Corp., 144A, 10.5%, 8/15/2016		10,000	10,188
Congoleum Corp., 8.625%, 8/1/2008 **		190,000	39,900
Corrections Corp. of America, 7.75%, 6/1/2017		10,000	10,450
CSX Corp.:
6.15%, 5/1/2037		150,000	151,178
6.25%, 3/15/2018		190,000	205,304
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		20,000	20,175
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		25,000	23,063
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014		20,000	20,150
Mobile Mini, Inc., 9.75%, 8/1/2014		25,000	25,875
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		35,000	35,262
Owens Corning, Inc., 9.0%, 6/15/2019		10,000	11,784
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		10,000	10,400
Titan International, Inc., 8.0%, 1/15/2012		85,000	85,000
TransDigm, Inc., 7.75%, 7/15/2014		15,000	15,338
United Rentals North America, Inc.:
7.0%, 2/15/2014		65,000	60,125
10.875%, 6/15/2016		35,000	38,062

			869,879
Information Technology 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		30,000	21,150
L-3 Communications Corp.:
5.875%, 1/15/2015		25,000	25,437
Series B, 6.375%, 10/15/2015		35,000	35,919
MasTec, Inc., 7.625%, 2/1/2017		35,000	33,994
SunGard Data Systems, Inc., 10.25%, 8/15/2015		70,000	73,587
Vangent, Inc., 9.625%, 2/15/2015		15,000	13,950

			204,037
Materials 0.4%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		15,000	13,800
ARCO Chemical Co., 9.8%, 2/1/2020 **		45,000	41,625
CPG International I, Inc., 10.5%, 7/1/2013		50,000	50,125
Crown Americas LLC, 144A, 7.625%, 5/15/2017		10,000	10,425
Domtar Corp., 10.75%, 6/1/2017		20,000	24,300
Dow Chemical Co., 8.55%, 5/15/2019		420,000	508,091
Exopack Holding Corp., 11.25%, 2/1/2014		80,000	83,400
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		209,283	167,426
10.0%, 3/31/2015		206,080	164,864
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017		15,000	15,600
Graphic Packaging International, Inc., 9.5%, 6/15/2017		30,000	32,025
Hexcel Corp., 6.75%, 2/1/2015		95,000	94,050
Innophos, Inc., 8.875%, 8/15/2014		10,000	10,300
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	12,788
NewMarket Corp., 7.125%, 12/15/2016		65,000	64,675
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		10,000	10,500
Radnor Holdings Corp., 11.0%, 3/15/2010 **		40,000	4
Silgan Holdings, Inc., 7.25%, 8/15/2016		20,000	20,750
Teck Resources Ltd.:
9.75%, 5/15/2014		20,000	23,700
10.25%, 5/15/2016		20,000	23,800
10.75%, 5/15/2019		55,000	67,375
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		41,865	35,795

			1,475,418
Telecommunication Services 0.4%
American Tower Corp., 7.0%, 10/15/2017		220,000	245,850
AT&T Mobility LLC, 6.5%, 12/15/2011		275,000	298,001
Cricket Communications, Inc.:
9.375%, 11/1/2014		40,000	40,700
10.0%, 7/15/2015		50,000	52,000
ERC Ireland Preferred Equity Ltd., 144A, 7.662% ***, 2/15/2017 (PIK)	EUR	102,365	58,127
Intelsat Corp.:
9.25%, 8/15/2014		10,000	10,250
9.25%, 6/15/2016		110,000	115,225
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		60,000	61,950
iPCS, Inc., 2.374% ***, 5/1/2013		10,000	9,250
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		75,000	76,687
Millicom International Cellular SA, 10.0%, 12/1/2013		80,000	83,000
Qwest Corp.:
7.875%, 9/1/2011		65,000	68,900
8.875%, 3/15/2012		15,000	16,425
Telesat Canada, 11.0%, 11/1/2015		70,000	77,875
Windstream Corp.:
7.0%, 3/15/2019		25,000	23,313
8.625%, 8/1/2016		10,000	10,225

			1,247,778
Utilities 0.3%
AES Corp.:
8.0%, 10/15/2017		35,000	35,525
8.0%, 6/1/2020		30,000	29,888
144A, 8.75%, 5/15/2013		172,000	174,580
DTE Energy Co., 7.625%, 5/15/2014		81,000	92,149
Energy Future Holdings Corp., 10.875%, 11/1/2017		15,000	11,138
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		234,000	229,115
Kinder Morgan, Inc., 6.5%, 9/1/2012		15,000	15,788
Mirant Americas Generation LLC, 8.3%, 5/1/2011		45,000	46,237
Mirant North America LLC, 7.375%, 12/31/2013		20,000	19,950
NRG Energy, Inc.:
7.25%, 2/1/2014		55,000	55,412
7.375%, 2/1/2016		50,000	49,625
7.375%, 1/15/2017		60,000	59,400
NV Energy, Inc.:
6.75%, 8/15/2017		25,000	25,368
8.625%, 3/15/2014		8,000	8,200
Sempra Energy, 6.5%, 6/1/2016		135,000	150,820
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		25,000	17,375

			1,020,570

Total Corporate Bonds (Cost $18,371,055)			18,891,846
Asset-Backed 0.3%
Automobile Receivables 0.1%
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		379,000	405,684
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.33% ***, 5/16/2016		500,000	505,805

Total Asset-Backed (Cost $885,529)			911,489
Mortgage-Backed Securities Pass-Throughs 6.1%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		45,494	48,799
Federal National Mortgage Association:
3.776% ***, 3/1/2036		749,988	787,956
4.5%, with various maturities from 8/1/2020 until 9/1/2035 (e)		3,326,445	3,418,223
4.898% ***, 8/1/2037		416,920	435,667
5.0%, with various maturities from 10/1/2035 until 5/1/2036 (e)		4,114,147	4,255,732
5.5%, with various maturities from 4/1/2035 until 4/1/2038 (e)		4,887,259	5,147,431
6.0%, with various maturities from 1/1/2024 until 8/1/2037 (e)		4,767,233	5,084,468
6.5%, with various maturities from 5/1/2017 until 1/1/2038 (e)		75,236	81,395
8.0%, 9/1/2015		92,366	100,837

Total Mortgage-Backed Securities Pass-Throughs (Cost $18,918,941)			19,360,508
Commercial Mortgage-Backed Securities 0.8%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-3, 5.837% ***, 6/10/2049		700,000	630,667
"A4", Series 2007-4, 5.935% ***, 2/10/2051		750,000	727,738
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030		87,875	87,913
"A4", Series 2006-C1, 5.156%, 2/15/2031		500,000	507,027
"A4", Series 2007-C6, 5.858%, 7/15/2040		500,000	491,765

Total Commercial Mortgage-Backed Securities (Cost $2,128,636)			2,445,110
Collateralized Mortgage Obligations 0.2%
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.798% ***, 2/25/2048		746,000	746,000
Federal Home Loan Mortgage Corp., "H", Series 2278, 6.5%, 1/15/2031		11,473	12,441

Total Collateralized Mortgage Obligations (Cost $759,009)			758,441
Government & Agency Obligations 14.7%
Sovereign Bonds 3.3%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	210,238	305,539
Government of Canada, 4.0%, 12/1/2031	CAD	440,804	632,003
Government of France:
1.0%, 7/25/2017	EUR	239,474	330,597
1.6%, 7/25/2011	EUR	706,144	988,709
2.25%, 7/25/2020	EUR	252,378	374,297
3.15%, 7/25/2032	EUR	600,072	1,053,853
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	64,480,000	675,216
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	2,650,000	497,843
Republic of Italy, 2.1%, 9/15/2017	EUR	1,121,757	1,590,932
Republic of Poland, 6.375%, 7/15/2019		100,000	109,552
State of Qatar, 144A, 6.4%, 1/20/2040		100,000	104,500
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	565,651	947,465
1.25%, 11/22/2032	GBP	130,462	217,739
1.875%, 11/22/2022	GBP	381,434	652,256
2.0%, 1/26/2035	GBP	225,000	539,857
2.5%, 8/16/2013	GBP	120,000	491,477
2.5%, 7/26/2016	GBP	112,000	512,665
2.5%, 4/16/2020	GBP	96,000	441,795

			10,466,295
US Treasury Obligations 11.4%
US Treasury Bill, 0.22% ****, 9/16/2010 (f)		4,012,000	4,007,788
US Treasury Bonds:
4.75%, 2/15/2037		2,000,000	2,027,500
5.375%, 2/15/2031		1,250,000	1,382,812
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		1,022,993	1,070,866
3.625%, 4/15/2028		535,832	653,255
3.875%, 4/15/2029		441,517	560,381
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		183,792	194,503
2.0%, 1/15/2014		87,944	93,378
2.0%, 1/15/2016		436,652	463,261
2.375%, 4/15/2011		873,264	901,509
2.375%, 1/15/2017		725,200	783,046
2.5%, 7/15/2016		498,875	545,021
US Treasury Notes:
0.875%, 3/31/2011		3,750,000	3,765,675
1.75%, 1/31/2014		13,000,000	12,852,736
4.5%, 11/15/2015 (a)		6,750,000	7,375,428

			36,677,159

Total Government & Agency Obligations (Cost $46,231,342)			47,143,454
Loan Participations and Assignments 0.1%
Senior Loans ***
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.248%, 3/26/2014		22,462	18,957
Letter of Credit, 2.29%, 3/26/2014		1,336	1,128
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013		35,260	33,364
Term Loan C2, 2.563%, 5/6/2013		10,787	10,207
IASIS Healthcare LLC, Term Loan, 5.499%, 6/13/2014 (PIK)		87,590	81,952
Sabre, Inc., Term Loan B, 2.248%, 9/30/2014		22,817	21,313
Sbarro, Inc., Term Loan, 4.762%, 1/31/2014		15,000	13,842

Total Loan Participations and Assignments (Cost $188,749)			180,763
Municipal Bonds and Notes 0.0%
Illinois, State General Obligation, 4.421%, 1/1/2015 (g) (Cost $130,000)		130,000	131,218
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (h)		218,000	179,246
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		40,000	32,000

Total Preferred Securities (Cost $246,196)			211,246

	Shares	Value ($)

Exchange-Traded Funds 6.7%
iShares Barclays Aggregate Bond Fund	102,014	10,629,859
iShares MSCI Japan Index Fund	49,130	512,917
Vanguard Emerging Markets	243,120	10,254,802

Total Exchange-Traded Funds (Cost $16,118,737)		21,397,578
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.22% (i) (j) (Cost $6,908,346)	6,908,346	6,908,346
Cash Equivalents 8.5%
Central Cash Management Fund, 0.16% (i) (Cost $27,319,596)	27,319,596	27,319,596

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $291,014,392) †	102.8	329,147,955
Other Assets and Liabilities, Net (a)	(2.8)	(8,915,253)

Net Assets	100.0	320,232,702

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	45,000	USD	37,254	41,625
Buffalo Thunder Development Authority	9.375%	12/15/2014	15,000	USD	15,000	1,988
CanWest MediaWorks LP	9.25%	8/1/2015	25,000	USD	25,000	8,281
Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	39,900
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	25,000	USD	25,000	281
New ASAT (Finance) Ltd.	9.25%	2/1/2011	95,000	USD	83,256	16,862
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	25,775	4
Reader's Digest Association, Inc.	9.0%	2/15/2017	25,000	USD	20,260	250
Simmons Co.	10.0%	12/15/2014	105,000	USD	87,869	1,969
Tropicana Entertainment LLC	9.625%	12/15/2014	75,000	USD	55,245	66
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	5,000	USD	4,788	25
Young Broadcasting, Inc.	8.75%	1/15/2014	130,000	USD	111,175	910
					680,778	112,161

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $297,173,131. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $31,974,824. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $43,154,779 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,179,955.

(a)
All or a portion of these securities were on loan amounting to $6,625,983. In addition, included in other assets and liabilities, net is a pending sale, amounting to $11,544, that is also on loan. The value of all securities loaned at March 31, 2010 amounted to $6,637,527 which is 2.1% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Principal amount stated in US dollars unless otherwise noted.
(d)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(e)	When-issued or delayed delivery security included.
(f)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Taxable issue.
(h)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
FDR: Fiduciary Depositary Receipt
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
PPS: Price Protected Shares
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/21/2010	29	3,354,709	(20,112)
10 Year Japanese Government Bond	JPY	6/10/2010	16	23,655,150	(181,192)
CAC 40 Index	EUR	4/16/2010	60	3,218,465	24,707
DJ Euro Stoxx 50 Index	EUR	6/18/2010	159	6,122,620	64,672
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	30	4,998,082	30,738
FTSE 100 Index	GBP	6/18/2010	57	4,852,939	50,230
IBEX 35 Index	EUR	4/16/2010	5	732,154	(6,407)
NASDAQ 1000 E-Mini Index	USD	6/18/2010	60	2,346,900	46,275
Nikkei 225 Index	USD	6/10/2010	1	55,850	2,896
Russell 2000 Mini Index	USD	6/18/2010	2	135,420	985
S&P 500 E-Mini Index	USD	6/18/2010	28	1,631,280	15,944
TOPIX Index	JPY	6/11/2010	11	1,150,123	68,125
United Kingdom Long Gilt Bond	GBP	6/28/2010	89	15,497,838	55,142
Total net unrealized appreciation					152,003

At March 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	6/15/2010	71	6,620,560	112,218
10 Year US Treasury Note	USD	6/21/2010	116	13,485,000	101,533
2 Year US Treasury Note	USD	6/30/2010	6	1,301,719	2,519
5 Year US Treasury Note	USD	6/30/2010	13	1,492,969	12,263
AEX Index	EUR	4/16/2010	14	1,295,274	(27,657)
ASX SPI 200 Index	AUD	6/17/2010	14	1,567,025	(16,097)
DAX Index	EUR	6/18/2010	10	2,073,755	(64,017)
Federal Republic of Germany Euro-Schatz	EUR	6/8/2010	137	20,118,378	(28,940)
FTSE MIB Index	EUR	6/18/2010	7	1,058,437	(13,733)
Hang Seng Index	HKD	4/29/2010	10	1,367,164	(35,032)
S&P 500 E-Mini Index	USD	6/18/2010	145	8,447,700	(142,078)
S&P TSX 60 Index	CAD	6/18/2010	9	1,246,788	(4,287)
Total net unrealized depreciation					(103,308)

As of March 31, 2010, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	10,884,477	AUD	12,009,000	4/22/2010	109,316	The Goldman Sachs & Co.
USD	1,678,452	SEK	12,159,000	4/22/2010	5,557	Barclays Bank PLC
USD	1,680,997	NZD	2,404,000	4/22/2010	24,179	Barclays Bank PLC
USD	3,715,733	NOK	22,229,000	4/22/2010	20,750	UBS AG
USD	344,378	CHF	367,000	4/22/2010	3,753	Barclays Bank PLC
JPY	566,389,000	USD	6,294,260	4/22/2010	235,237	HSBC Bank USA
Total unrealized appreciation					398,792

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CAD	4,435,000	USD	4,341,506	4/22/2010	(25,125)	Credit Suisse
EUR	8,268,000	USD	11,158,757	4/22/2010	(8,663)	Bank of New York Mellon Corp.
GBP	3,716,000	USD	5,569,281	4/22/2010	(68,983)	Credit Suisse
EUR	103,100	USD	137,767	4/26/2010	(1,489)	Citigroup, Inc.
Total unrealized depreciation					(104,260)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(k)
Consumer Discretionary	$15,901,418	$3,505,727	$0	$19,407,145
Consumer Staples	14,631,413	3,127,657	—	17,759,070
Energy	15,147,448	3,068,786	—	18,216,234
Financials	20,024,770	4,409,629	413,549	24,847,948
Health Care	21,566,273	3,357,038	—	24,923,311
Industrials	17,265,822	4,099,096	—	21,364,918
Information Technology	27,913,157	2,570,850	—	30,484,007
Materials	7,830,133	2,900,382	0	10,730,515
Telecommunication Services	5,852,337	2,179,278	—	8,031,615
Utilities	6,267,557	1,456,040	—	7,723,597
Fixed Income Investments(k)
Corporate Bonds	—	18,503,276	388,570	18,891,846
Asset Backed	—	911,489	—	911,489
Mortgage-Backed Securities Pass- Throughs	—	19,360,508	—	19,360,508
Commercial Mortgage-Backed Securities	—	2,445,110	—	2,445,110
Collateralized Mortgage Obligations	—	758,441	—	758,441
Government & Agency Obligations	—	43,135,666	—	43,135,666
Loan Participations and Assignments	—	180,763	—	180,763
Municipal Bonds and Notes	—	131,218	—	131,218
Preferred Securities	—	211,246	—	211,246
Exchange-Traded Funds	21,397,578	—	—	21,397,578
Short-Term Investments(k)	34,227,942	4,007,788	—	38,235,730
Derivatives (l)	48,695	398,792	—	447,487
Total	$208,074,543	$120,718,780	$802,119	$329,595,442
Liabilities
Derivatives (l)	$—	$(104,260)	$—	$(104,260)
Total	$—	$(104,260)	$—	$(104,260)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Financials		Materials	Corporate Bonds	Total
Balance as of December 31, 2009	$0	$278,682		$0	$383,110	$661,792
Realized gain (loss)	(8,344)	—		—	—	(8,344)
Change in unrealized appreciation (depreciation)	8,344	(29,901)		—	2,263	(19,294)
Amortization premium/discount	—	—		—	3,197	3,197
Net purchases (sales)	0	164,803		—	—	164,803
Transfers into Level 3	—	—		—	—	—
Transfers (out) of Level 3	—	(35	) (m)	—	—	(35)
Balance as of March 31, 2010	$0	$413,549		$0	$388,570	$802,119
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$—	$(29,742)		$0	$2,263	$(27,479)

(m)  The investment was transferred from Level 3 to Level 1 because the investment commenced trading on a securities exchange.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(35,474)	$—
Foreign Exchange Contracts	$—	$294,532
Interest Rate Contracts	$84,169	$—

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 11.5%
Auto Components 0.0%
Cooper Tire & Rubber Co.	2,500	47,550
Distributors 0.1%
Genuine Parts Co.	1,600	67,584
Diversified Consumer Services 0.4%
Corinthian Colleges, Inc.* (a)	14,200	249,778
DeVry, Inc.	2,800	182,560

		432,338
Hotels Restaurants & Leisure 1.0%
McDonald's Corp.	3,000	200,160
Starbucks Corp.*	40,200	975,654

		1,175,814
Household Durables 1.7%
Garmin Ltd. (a)	30,300	1,165,944
Leggett & Platt, Inc.	12,500	270,500
Whirlpool Corp.	6,000	523,500

		1,959,944
Internet & Catalog Retail 0.4%
Priceline.com, Inc.*	1,700	433,500
Media 4.0%
Comcast Corp. "A"	74,200	1,396,444
DISH Network Corp. "A"	9,700	201,954
Gannett Co., Inc.	19,800	327,096
McGraw-Hill Companies, Inc.	13,400	477,710
Time Warner Cable, Inc. (a)	19,681	1,049,194
Time Warner, Inc.	28,533	892,227
Walt Disney Co.	2,800	97,748

		4,442,373
Multiline Retail 0.6%
Big Lots, Inc.*	2,500	91,050
Dillard's, Inc. "A"	2,700	63,720
Macy's, Inc.	23,600	513,772

		668,542
Specialty Retail 3.2%
Advance Auto Parts, Inc.	7,000	293,440
Barnes & Noble, Inc. (a)	17,600	380,512
Group 1 Automotive, Inc.*	2,700	86,022
Ross Stores, Inc.	19,700	1,053,359
The Gap, Inc.	19,400	448,334
TJX Companies, Inc.	30,300	1,288,356

		3,550,023
Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc.	3,600	104,976
Consumer Staples 9.8%
Food & Staples Retailing 1.8%
Kroger Co.	19,400	420,204
Wal-Mart Stores, Inc.	28,000	1,556,800

		1,977,004
Food Products 3.0%
Archer-Daniels-Midland Co.	37,700	1,089,530
Campbell Soup Co.	11,400	402,990
Del Monte Foods Co.	4,700	68,620
Fresh Del Monte Produce, Inc.*	6,000	121,500
General Mills, Inc.	1,600	113,264
Hormel Foods Corp.	900	37,809
Mead Johnson Nutrition Co.	5,700	296,571
The Hershey Co.	7,900	338,199
Tyson Foods, Inc. "A"	46,500	890,475

		3,358,958
Household Products 2.8%
Colgate-Palmolive Co.	16,300	1,389,738
Kimberly-Clark Corp.	20,900	1,314,192
Procter & Gamble Co.	6,900	436,563

		3,140,493
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	4,200	272,454
Herbalife Ltd.	10,900	502,708

		775,162
Tobacco 1.5%
Lorillard, Inc.	6,600	496,584
Philip Morris International, Inc.	23,800	1,241,408

		1,737,992
Energy 8.8%
Energy Equipment & Services 2.5%
FMC Technologies, Inc.*	2,600	168,038
Helix Energy Solutions Group, Inc.*	8,900	115,967
Helmerich & Payne, Inc.	5,000	190,400
Noble Corp.*	29,400	1,229,508
Oceaneering International, Inc.*	3,100	196,819
Oil States International, Inc.*	11,400	516,876
Rowan Companies, Inc.*	14,300	416,273

		2,833,881
Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	4,000	291,320
Bill Barrett Corp.*	1,700	52,207
BP PLC (ADR)	7,400	422,318
Chevron Corp.	6,200	470,146
Cimarex Energy Co.	15,300	908,514
ConocoPhillips	27,700	1,417,409
ExxonMobil Corp.	7,200	482,256
Marathon Oil Corp.	15,700	496,748
Mariner Energy, Inc.*	17,600	263,472
Murphy Oil Corp.	19,600	1,101,324
Newfield Exploration Co.*	9,900	515,295
Occidental Petroleum Corp.	3,700	312,798
Stone Energy Corp.*	2,300	40,825
Williams Companies, Inc.	9,500	219,450

		6,994,082
Financials 14.7%
Capital Markets 1.5%
Bank of New York Mellon Corp.	26,700	824,496
Franklin Resources, Inc.	3,700	410,330
The Goldman Sachs Group, Inc.	2,700	460,701

		1,695,527
Commercial Banks 1.7%
Comerica, Inc.	12,000	456,480
Commerce Bancshares, Inc.	800	32,912
HSBC Holdings PLC (ADR)	4,000	202,760
Huntington Bancshares, Inc. (a)	28,200	151,434
M&T Bank Corp. (a)	3,400	269,892
Marshall & Ilsley Corp.	28,800	231,840
Regions Financial Corp.	66,300	520,455

		1,865,773
Consumer Finance 2.7%
American Express Co.	17,800	734,428
Capital One Financial Corp.	29,300	1,213,313
Discover Financial Services	72,500	1,080,250

		3,027,991
Diversified Financial Services 3.8%
Bank of America Corp.	118,200	2,109,870
JPMorgan Chase & Co.	45,700	2,045,075
PHH Corp.*	7,000	164,990

		4,319,935
Insurance 4.1%
ACE Ltd.	23,600	1,234,280
Aflac, Inc.	1,900	103,151
Allied World Assurance Co. Holdings Ltd.	3,300	148,005
Arch Capital Group Ltd.*	3,100	236,375
Axis Capital Holdings Ltd.	2,500	78,150
Berkshire Hathaway, Inc. "B"*	14,500	1,178,415
Chubb Corp.	3,600	186,660
Cincinnati Financial Corp.	3,600	104,040
Everest Re Group Ltd.	1,500	121,395
Old Republic International Corp.	14,500	183,860
Reinsurance Group of America, Inc.	800	42,016
The Travelers Companies, Inc.	13,800	744,372
XL Capital Ltd. "A"	10,300	194,670

		4,555,389
Real Estate Investment Trusts 0.9%
Annaly Capital Management, Inc. (REIT) (a)	49,300	846,974
Public Storage (REIT)	1,100	101,189
Rayonier, Inc. (REIT)	1,300	59,059
Walter Investment Management Corp. (REIT)	1,916	30,656

		1,037,878
Health Care 13.1%
Biotechnology 1.1%
Gilead Sciences, Inc.*	24,200	1,100,616
PDL BioPharma, Inc. (a)	31,200	193,752

		1,294,368
Health Care Equipment & Supplies 0.5%
Covidien PLC	6,000	301,680
Hospira, Inc.*	2,000	113,300
Stryker Corp.	2,200	125,884

		540,864
Health Care Providers & Services 6.1%
Aetna, Inc. (a)	35,600	1,249,916
Amedisys, Inc.* (a)	6,800	375,496
AmerisourceBergen Corp.	15,800	456,936
Cardinal Health, Inc. (a)	18,000	648,540
Coventry Health Care, Inc.*	24,200	598,224
Health Net, Inc.*	2,000	49,740
Humana, Inc.*	8,200	383,514
McKesson Corp.	19,800	1,301,256
Medco Health Solutions, Inc.*	19,500	1,258,920
UnitedHealth Group, Inc.*	11,200	365,904
Universal Health Services, Inc. "B"	3,100	108,779

		6,797,225
Pharmaceuticals 5.4%
Abbott Laboratories	17,200	906,096
Bristol-Myers Squibb Co. (a)	14,100	376,470
Eli Lilly & Co.	20,600	746,132
Forest Laboratories, Inc.*	15,100	473,536
Johnson & Johnson	39,600	2,581,920
Perrigo Co.	2,100	123,312
Pfizer, Inc.	35,100	601,965
Watson Pharmaceuticals, Inc.* (a)	5,700	238,089

		6,047,520
Industrials 12.5%
Aerospace & Defense 4.7%
Alliant Techsystems, Inc.* (a)	1,800	146,340
Goodrich Corp.	8,800	620,576
Honeywell International, Inc.	6,800	307,836
ITT Corp.	4,100	219,801
L-3 Communications Holdings, Inc.	1,300	119,119
Lockheed Martin Corp.	14,100	1,173,402
Northrop Grumman Corp.	19,300	1,265,501
Raytheon Co.	19,100	1,090,992
United Technologies Corp.	5,000	368,050

		5,311,617
Air Freight & Logistics 1.4%
United Parcel Service, Inc. "B"	23,500	1,513,635
Airlines 0.1%
Alaska Air Group, Inc.*	2,700	111,321
Building Products 0.1%
Owens Corning, Inc.*	3,100	78,864
Commercial Services & Supplies 0.6%
R.R. Donnelley & Sons Co.	30,000	640,500
Construction & Engineering 1.0%
EMCOR Group, Inc.*	14,500	357,135
Fluor Corp.	8,200	381,382
Shaw Group, Inc.*	11,400	392,388

		1,130,905
Electrical Equipment 0.0%
Hubbell, Inc. "B"	900	45,387
Industrial Conglomerates 1.5%
3M Co.	16,600	1,387,262
Tyco International Ltd.	8,100	309,825

		1,697,087
Machinery 1.6%
Cummins, Inc.	4,300	266,385
Ingersoll-Rand PLC	3,500	122,045
Navistar International Corp.*	6,100	272,853
Oshkosh Corp.*	21,600	871,344
Trinity Industries, Inc. (a)	11,500	229,540

		1,762,167
Professional Services 0.5%
Manpower, Inc.	9,800	559,776
Road & Rail 0.7%
Ryder System, Inc.	20,300	786,828
Trading Companies & Distributors 0.3%
W.W. Grainger, Inc.	3,100	335,172
Information Technology 17.6%
Communications Equipment 0.7%
Cisco Systems, Inc.*	16,600	432,098
Harris Corp.	8,600	408,414

		840,512
Computers & Peripherals 6.7%
Apple, Inc.*	8,200	1,926,426
Dell, Inc.*	11,300	169,613
Hewlett-Packard Co.	9,000	478,350
International Business Machines Corp.	19,500	2,500,875
NCR Corp.*	3,800	52,440
QLogic Corp.*	5,200	105,560
Seagate Technology*	60,800	1,110,208
Western Digital Corp.*	30,800	1,200,892

		7,544,364
Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc.*	16,600	500,158
Avnet, Inc.*	24,000	720,000
Flextronics International Ltd.*	105,200	824,768
Ingram Micro, Inc. "A"*	16,600	291,330
Jabil Circuit, Inc.	63,600	1,029,684
Tech Data Corp.*	11,900	498,610
Tyco Electronics Ltd.	17,700	486,396

		4,350,946
Internet Software & Services 0.5%
Google, Inc. "A"*	968	548,866
IT Services 2.1%
Accenture PLC "A"	21,000	880,950
Cognizant Technology Solutions Corp. "A"*	2,500	127,450
Computer Sciences Corp.*	16,800	915,432
Global Payments, Inc.	4,000	182,200
SAIC, Inc.* (a)	17,100	302,670

		2,408,702
Semiconductors & Semiconductor Equipment 0.4%
Intel Corp.	4,800	106,848
Texas Instruments, Inc.	13,000	318,110

		424,958
Software 3.3%
BMC Software, Inc.*	1,000	38,000
Check Point Software Technologies Ltd.*	6,700	234,902
Microsoft Corp.	101,500	2,970,905
Symantec Corp.*	24,700	417,924

		3,661,731
Materials 5.9%
Chemicals 2.7%
Ashland, Inc.	13,100	691,287
Cytec Industries, Inc.	4,300	200,982
Eastman Chemical Co.	5,500	350,240
Huntsman Corp.	40,800	491,640
Lubrizol Corp.	11,500	1,054,780
Nalco Holding Co.	2,400	58,392
W.R. Grace & Co.*	6,000	166,560

		3,013,881
Containers & Packaging 0.2%
Bemis Co., Inc.	3,900	112,008
Rock-Tenn Co. "A"	1,600	72,912

		184,920
Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.	11,300	944,002
Reliance Steel & Aluminum Co.	3,700	182,151
Walter Energy, Inc.	8,900	821,203

		1,947,356
Paper & Forest Products 1.3%
International Paper Co.	53,600	1,319,096
MeadWestvaco Corp.	6,800	173,740

		1,492,836
Telecommunication Services 2.9%
Diversified Telecommunication Services
AT&T, Inc.	65,800	1,700,272
Verizon Communications, Inc.	49,200	1,526,184

		3,226,456
Utilities 1.5%
Electric Utilities 0.3%
Edison International	8,500	290,445
Exelon Corp.	1,700	74,477

		364,922
Gas Utilities 0.2%
ONEOK, Inc. (a)	3,600	164,340
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	39,000	429,000
Mirant Corp.*	2,800	30,408
NRG Energy, Inc.*	4,108	85,857

		545,265
Multi-Utilities 0.5%
Dominion Resources, Inc.	7,300	300,103
DTE Energy Co.	3,200	142,720
NiSource, Inc.	9,600	151,680

		594,503

Total Common Stocks (Cost $92,418,729)		110,170,503

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 0.22% **, 9/16/2010 (b) (Cost $175,817)	176,000	175,815

	Shares	Value ($)

Securities Lending Collateral 6.7%
Daily Assets Fund Institutional, 0.22% (c) (d) (Cost $7,532,297)	7,532,297	7,532,297
Cash Equivalents 1.6%
Central Cash Management Fund, 0.16% (c) (Cost $1,776,405)	1,776,405	1,776,405

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $101,903,248) †	106.7	119,655,020
Other Assets and Liabilities, Net	(6.7)	(7,532,074)

Net Assets	100.0	112,122,946

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $103,310,663. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $16,344,357. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,719,967 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,375,610.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $7,292,197 which is 6.5% of net assets.
(b)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/18/2010	31	1,806,060	23,242

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$110,170,503	$—	$—	$110,170,503
Short-Term Investments(e)	9,308,702	175,815	—	9,484,517
Derivatives(f)	23,242	—	—	23,242
Total	$119,502,447	$175,815	$—	$119,678,262

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$23,242

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)
Corporate Bonds 17.6%
Consumer Discretionary 1.5%
CBS Corp., 7.875%, 7/30/2030	500,000	551,021
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	180,000	242,398
DirecTV Holdings LLC, 144A, 6.35%, 3/15/2040	312,000	309,710
Time Warner Cable, Inc., 6.75%, 7/1/2018	122,000	136,318
Viacom, Inc., 6.25%, 4/30/2016	130,000	143,625

		1,383,072
Consumer Staples 1.9%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	400,000	475,753
CVS Caremark Corp., 6.125%, 9/15/2039	425,000	422,398
Kraft Foods, Inc., 5.375%, 2/10/2020	825,000	838,493

		1,736,644
Energy 2.0%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	290,000	295,551
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	330,000	423,052
Enterprise Products Operating LLC, 4.6%, 8/1/2012	500,000	527,418
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	92,000	99,762
6.5%, 9/1/2039 (a)	300,000	308,371
Williams Partners LP, 144A, 6.3%, 4/15/2040	145,000	144,087

		1,798,241
Financials 7.9%
American Express Co., 7.0%, 3/19/2018 (a)	500,000	567,896
Bank of America Corp.:
5.65%, 5/1/2018	865,000	875,095
6.5%, 8/1/2016	80,000	86,480
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016	150,000	154,181
5.2%, 7/10/2014 (a)	130,000	138,819
Citigroup, Inc., 8.5%, 5/22/2019	568,000	662,962
Credit Suisse AG, 5.4%, 1/14/2020	110,000	110,860
General Electric Capital Corp., 5.625%, 5/1/2018	600,000	627,007
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036 (a)	270,000	239,564
Lincoln National Corp., 8.75%, 7/1/2019 (a)	250,000	305,693
MetLife, Inc., 7.717%, 2/15/2019	395,000	461,226
Morgan Stanley, Series F, 6.0%, 4/28/2015	490,000	524,895
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	200,000	266,013
PNC Funding Corp., 5.25%, 11/15/2015	450,000	473,047
Principal Financial Group, Inc., 7.875%, 5/15/2014	325,000	367,769
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	130,000	137,310
6.2%, 1/15/2015	90,000	98,246
7.375%, 6/15/2019	50,000	57,339
Simon Property Group LP, (REIT), 6.75%, 5/15/2014	105,000	114,877
Telecom Italia Capital SA, 5.25%, 11/15/2013	445,000	466,104
Wachovia Corp., Series G, 5.5%, 5/1/2013	425,000	458,986

		7,194,369
Health Care 1.8%
Express Scripts, Inc.:
6.25%, 6/15/2014 (a)	205,000	227,126
7.25%, 6/15/2019	405,000	468,866
Medco Health Solutions, Inc., 7.125%, 3/15/2018	500,000	570,056
Quest Diagnostics, Inc., 6.95%, 7/1/2037 (a)	300,000	334,921

		1,600,969
Industrials 0.7%
CSX Corp.:
6.15%, 5/1/2037	250,000	251,964
6.25%, 3/15/2018 (a)	380,000	410,608

		662,572
Materials 0.7%
Dow Chemical Co., 8.55%, 5/15/2019	500,000	604,870
Telecommunication Services 0.3%
American Tower Corp., 7.0%, 10/15/2017 (a)	270,000	301,725
Utilities 0.8%
DTE Energy Co., 7.625%, 5/15/2014	148,000	168,371
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	292,000	285,904
Sempra Energy, 6.5%, 6/1/2016	290,000	323,984

		778,259

Total Corporate Bonds (Cost $14,746,409)		16,060,721
Mortgage-Backed Securities Pass-Throughs 25.1%
Federal Home Loan Mortgage Corp.:
4.5%, 9/1/2020	1,291,218	1,348,677
6.0%, with various maturities from 12/1/2034 until 3/1/2038	912,149	985,108
Federal National Mortgage Association:
3.776% *, 3/1/2036	910,570	956,667
4.5%, with various maturities from 8/1/2033 until 10/1/2033	2,339,036	2,371,472
4.898% *, 8/1/2037	506,188	528,948
5.0%, with various maturities from 8/1/2033 until 2/1/2038 (b)	2,095,103	2,169,194
5.071% *, 9/1/2038	331,796	350,204
5.5%, with various maturities from 1/1/2026 until 9/1/2036 (b)	7,904,947	8,345,444
6.0%, with various maturities from 4/1/2024 until 11/1/2035 (b)	3,872,311	4,143,663
6.5%, with various maturities from 3/1/2017 until 4/1/2037 (b)	1,530,538	1,658,917
8.0%, 9/1/2015	16,637	18,163

Total Mortgage-Backed Securities Pass-Throughs (Cost $22,052,545)		22,876,457
Asset-Backed 1.3%
Credit Card Receivables
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.33% *, 5/16/2016 (Cost $1,215,844)	1,200,000	1,213,933
Commercial Mortgage-Backed Securities 4.6%
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2007-2, 5.634%, 4/10/2049	325,000	333,389
"A4", Series 2007-3, 5.837% *, 6/10/2049	1,399,000	1,260,433
"A4", Series 2007-4, 5.935% *, 2/10/2051	750,000	727,738
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040	1,000,000	983,530
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.02% *, 6/12/2050	900,000	914,709

Total Commercial Mortgage-Backed Securities (Cost $3,503,176)		4,219,799
Collateralized Mortgage Obligations 3.3%
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.798% *, 2/25/2048	900,000	900,000
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	454,786
"PG", Series 2002-3, 5.5%, 2/25/2017	284,585	302,074
"PH", Series 1999-19, 6.0%, 5/25/2029	881,490	952,610
MASTR Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	357,052	354,876

Total Collateralized Mortgage Obligations (Cost $2,852,870)		2,964,346
Government & Agency Obligations 29.3%
US Treasury Obligations
US Treasury Bonds:
4.75%, 2/15/2037 (a)	2,500,000	2,534,375
5.375%, 2/15/2031	3,000,000	3,318,750
US Treasury Notes:
1.375%, 2/15/2012	9,500,000	9,573,844
1.75%, 1/31/2014	9,000,000	8,898,048
4.875%, 5/31/2011	2,300,000	2,416,527

Total Government & Agency Obligations (Cost $26,707,756)		26,741,544
Municipal Bonds and Notes 5.9%
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035	500,000	520,870
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033 (c)	420,000	425,838
Illinois, State General Obligation, 4.421%, 1/1/2015 (d)	150,000	151,405
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	790,000	773,971
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015	825,000	854,650
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (c) (d)	755,000	764,068
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014 (c)	585,000	670,000
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036 (c)	395,000	426,470
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022 (c)	865,000	835,175

Total Municipal Bonds and Notes (Cost $5,308,787)		5,422,447
	Shares	Value ($)
Securities Lending Collateral 4.1%
Daily Assets Fund Institutional, 0.22% (e) (f) (Cost $3,752,828)	3,752,828	3,752,828
Cash Equivalents 15.6%
Central Cash Management Fund, 0.16% (e) (Cost $14,193,724)	14,193,724	14,193,724

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $94,333,939) †	106.8	97,445,799
Other Assets and Liabilities, Net (a)	(6.8)	(6,224,605)

Net Assets	100.0	91,221,194

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

†
The cost for federal income tax purposes was $94,422,564.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $3,023,235.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,228,815 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $205,580.

(a)
All or a portion of these securities were on loan amounting to $2,635,404. In addition, included in other assets and liabilities, net are pending sales, amounting to $1,027,727 that are also on loan.  The value of all securities loaned at March 31, 2010 amounted to $3,663,131 which is 4.0% of net assets.

(b)	When-issued or delayed delivery security included.
(c)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.8
Assured Guaranty Corp.	1.1
Assured Guaranty Municipal Corp.	1.3

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(d)	Taxable issue.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$16,060,721	$—	$16,060,721
Mortgage-Backed Securities Pass-Throughs	—	22,876,457	—	22,876,457
Asset-Backed	—	1,213,933	—	1,213,933
Commercial Mortgage-Backed Securities	—	4,219,799	—	4,219,799
Collateralized Mortgage Obligations	—	2,964,346	—	2,964,346
Government & Agency Obligations	—	26,741,544	—	26,741,544
Municipal Bonds and Notes	—	5,422,447	—	5,422,447
Short-Term Investments(g)	17,946,552	—	—	17,946,552
Total	$17,946,552	$79,499,247	$—	$97,445,799

(g)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Diversified International Equity VIP

	Shares	Value ($)
Common Stocks 87.5%
Australia 5.6%
AGL Energy Ltd.	67,999	937,029
Arrow Energy Ltd.*	8,093	37,266
Asciano Group*	17,279	29,983
Australia & New Zealand Banking Group Ltd.	3,822	88,740
BHP Billiton Ltd.	8,235	330,407
Brambles Ltd.	13,105	88,393
Coca-Cola Amatil Ltd.	3,584	36,953
Cochlear Ltd.	1,161	77,526
Commonwealth Bank of Australia	2,013	103,799
Crown Ltd.	12,034	90,213
CSL Ltd.	10,435	348,603
Fairfax Media Ltd.	54,011	89,051
Foster's Group Ltd.	10,776	52,194
Leighton Holdings Ltd.	1,643	58,693
National Australia Bank Ltd.	2,600	65,528
Newcrest Mining Ltd.	1,579	47,576
Origin Energy Ltd.	8,027	121,721
Paladin Energy Ltd.*	7,326	26,481
Qantas Airways Ltd.*	18,444	47,979
QBE Insurance Group Ltd.	2,063	39,366
Rio Tinto Ltd.	900	64,508
Santos Ltd.	9,683	130,003
Sonic Healthcare Ltd.	7,670	100,897
SP Ausnet	251,683	208,890
TABCORP Holdings Ltd.	15,130	95,696
Tatts Group Ltd.	24,689	55,685
Telstra Corp., Ltd.	151,642	415,709
Toll Holdings Ltd.	7,945	53,999
Transurban Group (Units)	14,907	69,045
Wesfarmers Ltd.	6,381	185,812
Westfield Group (REIT) (Units)	5,712	63,118
Westpac Banking Corp.	2,569	65,502
Woodside Petroleum Ltd.	5,329	228,945
Woolworths Ltd.	7,272	186,661
WorleyParsons Ltd.	2,509	58,455

(Cost $3,290,399)		4,700,426
Austria 1.0%
Erste Group Bank AG	5,236	219,781
Immoeast AG*	10,084	55,345
OMV AG	12,665	475,592
Raiffeisen International Bank-Holding AG	1,267	60,178
Vienna Insurance Group	1,323	69,826

(Cost $673,414)		880,722
Belgium 2.4%
Anheuser-Busch InBev NV	6,331	319,168
Belgacom SA	17,818	696,515
Compagnie Nationale a Portefeuille	907	47,516
Delhaize Group	1,198	96,354
Dexia SA*	9,179	54,700
Fortis*	27,095	96,365
Groupe Bruxelles Lambert SA	588	51,932
KBC Groep NV*	1,952	94,436
Mobistar SA	3,350	206,011
Solvay SA	2,248	230,885
Umicore	4,809	167,708

(Cost $1,580,659)		2,061,590
Bermuda 0.1%
Seadrill Ltd. (Cost $35,585)	3,400	79,438
Canada 4.9%
Agnico-Eagle Mines Ltd.	700	39,106
Bank of Montreal	1,000	60,700
Bank of Nova Scotia	1,100	55,106
Barrick Gold Corp.	2,600	99,761
BCE, Inc.	8,900	261,571
Bombardier, Inc. "B"	12,700	77,902
Canadian Imperial Bank of Commerce	700	51,140
Canadian National Railway Co.	3,400	206,347
Canadian Natural Resources Ltd.	1,400	103,616
Canadian Pacific Railway Ltd.	1,200	67,630
Canadian Tire Corp., Ltd. "A"	1,300	70,961
Canadian Utilities Ltd. "A"	3,200	154,699
EnCana Corp.	1,500	46,670
Fortis, Inc.	6,500	184,891
George Weston Ltd.	800	55,255
Gildan Activewear, Inc.*	1,500	39,462
Goldcorp, Inc.	1,800	67,257
Imperial Oil Ltd.	2,100	81,114
Kinross Gold Corp.	2,300	39,335
Loblaw Companies Ltd.	2,600	96,023
Magna International, Inc. "A"*	1,453	89,914
Manulife Financial Corp.	2,800	55,247
Metro, Inc. "A"	2,200	91,214
Potash Corp. of Saskatchewan, Inc.	700	83,598
Research In Motion Ltd.*	5,300	392,680
Ritchie Bros. Auctioneers, Inc. (a)	1,100	23,730
Rogers Communications, Inc. "B"	5,900	201,517
Royal Bank of Canada	1,400	81,934
Saputo, Inc.	2,200	64,073
Shaw Communications, Inc. "B"	4,800	95,041
Shoppers Drug Mart Corp. (a)	3,500	150,386
SNC-Lavalin Group, Inc.	1,600	78,153
Suncor Energy, Inc.	3,520	114,474
Teck Resources Ltd. "B"*	1,900	82,780
Telus Corp.	2,200	78,716
Thomson Reuters Corp. (b)	5,700	207,426
Thomson Reuters Corp. (b)	1,158	42,035
Toronto-Dominion Bank	1,000	74,534
TransAlta Corp.	9,000	199,114
Viterra, Inc.*	4,900	46,267

(Cost $3,005,817)		4,111,379
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $60,706)	9,587	60,693
Denmark 3.9%
A P Moller-Maersk AS "A"	10	72,634
A P Moller-Maersk AS "B"	19	144,569
Carlsberg AS "B"	5,888	494,523
Coloplast AS "B" (a)	1,130	124,391
Danske Bank AS*	10,590	260,790
DSV AS	3,456	61,827
H. Lundbeck AS	3,649	68,755
Novo Nordisk AS "B"	21,486	1,666,604
Topdanmark AS*	415	54,056
Trygvesta AS	621	40,985
Vestas Wind Systems AS*	2,975	162,544
William Demant Holding AS*	1,515	107,185

(Cost $2,374,425)		3,258,863
Finland 2.5%
Fortum Oyj (a)	18,740	458,672
Kone Oyj "B"	5,039	208,394
Metso Corp.	4,165	134,238
Nokia Oyj	17,334	269,566
Outokumpu Oyj	4,027	88,524
Pohjola Bank PLC "A" (a)	7,147	80,403
Rautaruukki Oyj (a)	2,774	60,019
Sampo Oyj "A"	14,057	373,241
Stora Enso Oyj "R"*	17,126	130,648
UPM-Kymmene Oyj (a)	15,440	205,129
Wartsila Corp.	2,823	143,127

(Cost $1,593,974)		2,151,961
France 7.5%
Air Liquide SA	1,149	137,758
Alcatel-Lucent*	27,533	86,784
Atos Origin SA*	697	34,956
AXA SA	3,081	68,457
BNP Paribas	1,550	118,910
Bouygues SA	1,062	53,452
Cap Gemini	1,723	84,952
Carrefour SA	9,254	446,475
Casino Guichard-Perrachon SA	996	84,243
Compagnie de Saint-Gobain	1,739	83,422
Credit Agricole SA	3,149	55,061
DANONE SA	7,827	471,848
Dassault Systemes SA	1,725	102,132
Electricite de France	964	52,644
Essilor International SA	4,349	277,450
France Telecom SA	34,851	834,655
GDF Suez	3,885	150,200
Iliad SA	426	43,894
L'Oreal SA	3,158	331,797
Lafarge SA	1,526	107,195
LVMH Moet Hennessy Louis Vuitton SA	420	49,020
Pernod Ricard SA	2,948	250,105
Sanofi-Aventis	20,420	1,524,541
Schneider Electric SA	627	73,436
Societe Generale	852	53,524
Suez Environnement Co.	1,869	42,958
Total SA	7,627	442,944
Unibail-Rodamco SE (REIT)	265	53,654
Veolia Environnement	2,122	73,778
Vinci SA	1,171	69,077
Vivendi	3,089	82,768

(Cost $5,059,376)		6,342,090
Germany 4.7%
Allianz SE (Registered)	1,458	182,886
BASF SE	2,526	156,742
Bayer AG	2,784	188,355
Bayerische Motoren Werke (BMW) AG	1,555	71,670
Beiersdorf AG	4,780	285,559
Celesio AG	905	28,936
Commerzbank AG* (a)	3,309	28,359
Daimler AG (Registered)	3,529	166,189
Deutsche Boerse AG	688	51,012
Deutsche Post AG (Registered)	3,555	61,564
Deutsche Telekom AG (Registered)	61,741	837,150
E.ON AG	4,140	152,892
Henkel AG & Co. KGaA	7,691	356,189
Infineon Technologies AG*	8,199	56,960
K+S AG	629	38,194
Linde AG	769	91,605
Merck KGaA	430	34,829
Metro AG	6,321	374,998
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	598	97,066
RWE AG	1,021	90,499
SAP AG	5,623	272,431
Siemens AG (Registered)	2,260	226,423
Suedzucker AG	3,769	83,199
ThyssenKrupp AG	1,086	37,353

(Cost $2,971,498)		3,971,060
Greece 0.9%
Alpha Bank AE*	6,947	66,378
EFG Eurobank Ergasias*	4,435	40,825
Marfin Investment Group SA*	8,510	19,647
National Bank of Greece SA*	5,636	113,956
OPAP SA	18,774	427,283
Piraeus Bank SA	7,558	66,185

(Cost $907,329)		734,274
Hong Kong 2.5%
Cheung Kong (Holdings) Ltd.	10,000	128,619
Cheung Kong Infrastructure Holdings Ltd.	7,000	26,936
CLP Holdings Ltd.	29,000	207,047
Esprit Holdings Ltd.	24,695	194,389
Genting Singapore PLC* (a)	168,000	105,994
Hang Seng Bank Ltd.	3,800	53,019
Hong Kong & China Gas Co., Ltd.	55,000	137,107
Hong Kong Exchanges & Clearing Ltd.	4,700	78,304
HongKong Electric Holdings Ltd.	17,500	103,690
Hutchison Whampoa Ltd.	44,000	321,293
Li & Fung Ltd.	44,000	215,523
MTR Corp., Ltd.	34,000	128,003
Noble Group Ltd.	19,000	41,440
NWS Holdings Ltd.	20,000	39,810
Shangri-La Asia Ltd.	34,000	66,377
Sun Hung Kai Properties Ltd.	6,000	90,016
Swire Pacific Ltd. "A"	7,000	84,392
Yue Yuen Industrial (Holdings) Ltd.	20,500	71,694

(Cost $1,540,802)		2,093,653
Ireland 0.6%
CRH PLC	17,742	442,675
Experian PLC	6,430	63,212

(Cost $339,614)		505,887
Italy 3.3%
A2A SpA	20,926	39,221
Assicurazioni Generali SpA	3,242	77,759
Atlantia SpA	5,240	122,420
Banco Popolare Societa Cooperativa*	3,377	23,467
Enel SpA	46,072	257,333
Eni SpA	15,304	359,402
Fiat SpA*	12,889	168,095
Finmeccanica SpA	9,616	128,155
Intesa Sanpaolo*	25,029	93,135
Luxottica Group SpA	2,649	70,908
Mediaset SpA	18,588	159,882
Prysmian SpA	2,915	57,203
Saipem SpA	2,103	81,492
Snam Rete Gas SpA	16,640	84,284
Telecom Italia SpA	412,945	595,250
Telecom Italia SpA (RSP)	243,883	275,298
Terna - Rete Elettrica Nationale SpA	14,939	64,687
UBI Banca - Unione di Banche Italiane ScpA	3,919	52,845
UniCredit SpA*	35,899	105,959

(Cost $2,356,813)		2,816,795
Japan 15.2%
AEON Co., Ltd.	11,300	127,860
Ajinomoto Co., Inc.	11,000	108,994
Alfresa Holdings Corp.	1,000	43,116
Asahi Breweries Ltd.	7,000	130,898
Asahi Kasei Corp.	14,000	75,256
Astellas Pharma, Inc.	5,900	213,681
Canon, Inc.	3,900	180,293
Central Japan Railway Co.	5	38,086
Chubu Electric Power Co., Inc.	8,600	215,006
Chugai Pharmaceutical Co., Ltd.	3,700	69,510
Chugoku Electric Power Co., Inc.	3,500	69,565
Cosmo Oil Co., Ltd.	21,000	50,789
Daiichi Sankyo Co., Ltd.	9,500	177,973
Daikin Industries Ltd.	1,100	45,035
Daiwa House Industry Co., Ltd.	3,000	33,866
Daiwa Securities Group, Inc.	10,000	52,651
Denso Corp.	1,800	53,647
East Japan Railway Co.	926	64,366
Eisai Co., Ltd.	3,700	131,824
Electric Power Development Co., Ltd.	2,600	85,546
FamilyMart Co., Ltd.	1,400	44,487
Fanuc Ltd.	900	95,547
Fast Retailing Co., Ltd.	100	17,369
FUJIFILM Holdings Corp.	2,300	79,260
Fujitsu Ltd.	13,000	84,766
Hisamitsu Pharmaceutical Co., Inc.	900	33,434
Hitachi Ltd.*	18,000	67,097
Hokkaido Electric Power Co., Inc.	2,400	46,057
Hokuriku Electric Power Co.	2,800	61,559
Honda Motor Co., Ltd.	4,200	148,385
HOYA	2,100	57,520
Idemitsu Kosan Co., Ltd.	700	52,851
INPEX Corp.	17	124,796
ITOCHU Corp.	6,000	52,595
Japan Petroleum Exploration Co., Ltd.	900	45,485
Japan Prime Realty Investment Corp. (REIT)	10	22,264
Japan Retail Fund Investment Corp. (REIT)	20	23,538
Japan Tobacco, Inc.	73	270,574
JFE Holdings, Inc.	3,200	128,322
Kansai Electric Power Co., Inc.	9,900	226,839
Kao Corp.	7,800	197,320
KDDI Corp.	69	357,056
Keyence Corp.	200	47,630
Kikkoman Corp.	4,000	46,823
Kirin Holdings Co., Ltd.	14,000	205,883
Kobe Steel Ltd.	33,000	70,639
Komatsu Ltd.	4,200	88,107
Kyocera Corp.	800	78,098
Kyowa Hakko Kirin Co., Ltd.	5,000	51,571
Kyushu Electric Power Co., Inc.	4,800	104,492
Lawson, Inc.	900	38,385
MEIJI Holdings Co., Ltd.	1,200	46,605
Mitsubishi Chemical Holdings Corp.	12,000	61,372
Mitsubishi Corp.	3,600	94,409
Mitsubishi Electric Corp.	11,000	101,116
Mitsubishi Estate Co., Ltd.	5,000	81,854
Mitsubishi Heavy Industries Ltd.	18,000	74,172
Mitsubishi Motors Corp.* (a)	28,000	38,048
Mitsubishi Tanabe Pharma Corp.	3,000	42,321
Mitsubishi UFJ Financial Group, Inc.	31,200	162,811
Mitsui & Co., Ltd.	5,000	83,950
Mitsui Fudosan Co., Ltd.	3,000	50,951
Mitsui O.S.K Lines Ltd.	10,000	71,461
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,400	66,403
Mizuho Financial Group, Inc.	36,100	71,466
Murata Manufacturing Co., Ltd.	1,300	73,864
Nidec Corp.	500	53,622
Nintendo Co., Ltd.	400	133,572
Nippon Mining Holdings, Inc.	18,500	86,474
Nippon Oil Corp.	26,000	130,987
Nippon Steel Corp.	34,000	133,538
Nippon Telegraph & Telephone Corp.	12,109	509,914
Nishi-Nippon City Bank Ltd.	13,000	38,386
Nissan Motor Co., Ltd.*	8,600	73,732
Nisshin Seifun Group, Inc.	4,000	51,608
Nissin Foods Holdings Co., Ltd.	1,100	36,971
Nitto Denko Corp.	1,900	73,439
Nomura Holdings, Inc.	12,000	88,017
Nomura Real Estate Office Fund, Inc. (REIT)	7	39,258
NTT DoCoMo, Inc.	354	538,366
OJI Paper Co., Ltd.	11,000	48,251
Olympus Corp.	3,500	112,377
Ono Pharmaceutical Co., Ltd.	1,500	66,753
Oriental Land Co., Ltd.	900	62,768
ORIX Corp.	260	23,007
Osaka Gas Co., Ltd.	30,000	107,511
Panasonic Corp.	5,600	85,914
Resona Holdings, Inc.	2,600	32,758
Ricoh Co., Ltd.	4,000	62,199
Santen Pharmaceutical Co., Ltd.	1,300	38,972
Sapporo Hokuyo Holdings, Inc.	10,400	47,507
Sapporo Holdings Ltd.	7,000	36,555
Seven & I Holdings Co., Ltd.	12,000	290,055
Sharp Corp.	5,000	62,552
Shikoku Electric Power Co., Inc.	2,400	68,009
Shin-Etsu Chemical Co., Ltd.	2,400	139,467
Shionogi & Co., Ltd.	5,000	95,030
Shiseido Co., Ltd.	5,000	108,607
Showa Shell Sekiyu KK	7,100	48,015
SOFTBANK Corp.	17,300	426,341
Sony Corp.	2,700	103,435
Sumitomo Chemical Co., Ltd.	14,000	68,468
Sumitomo Corp.	5,300	60,969
Sumitomo Metal Industries Ltd.	26,000	78,749
Sumitomo Metal Mining Co., Ltd.	4,000	59,119
Sumitomo Mitsui Financial Group, Inc.	2,500	82,240
Sumitomo Realty & Development Co., Ltd.	2,000	38,080
Sumitomo Trust & Banking Co., Ltd.	9,000	52,601
Suzuken Co., Ltd.	1,300	45,735
Taiheiyo Cement Corp.*	37,000	53,058
Taisho Pharmaceutical Co., Ltd.	2,000	36,339
Takeda Pharmaceutical Co., Ltd.	10,200	448,813
Terumo Corp.	2,300	122,295
The Shizuoka Bank Ltd.	2,000	17,440
Tohoku Electric Power Co., Inc.	5,600	118,202
Tokio Marine Holdings, Inc.	2,200	61,974
Tokyo Electric Power Co., Inc.	16,000	425,887
Tokyo Electron Ltd.	900	59,381
Tokyo Gas Co., Ltd.	31,000	136,629
TonenGeneral Sekiyu KK	8,000	67,528
Toray Industries, Inc.	10,000	58,430
Toshiba Corp.*	14,000	72,370
Toyo Suisan Kaisha Ltd.	2,000	51,715
Toyota Motor Corp.	7,200	289,494
Tsumura & Co.	1,500	43,511
Unicharm Corp.	500	48,303
UNY Co., Ltd.	5,600	46,323
Yakult Honsha Co., Ltd.	1,700	45,834
Yamaguchi Financial Group, Inc.	3,000	32,744

(Cost $11,089,759)		12,833,712
Luxembourg 0.5%
ArcelorMittal	5,432	238,734
Millicom International Cellular SA (SDR)	943	84,430
Tenaris SA	3,020	64,868

(Cost $189,621)		388,032
Netherlands 6.5%
AEGON NV*	13,839	94,650
Akzo Nobel NV	3,334	190,235
ASML Holding NV	9,680	344,613
Fugro NV (CVA)	811	53,057
Heineken Holding NV	913	40,642
Heineken NV	4,584	235,338
ING Groep NV (CVA)*	27,945	278,635
Koninklijke (Royal) KPN NV	52,408	830,957
Koninklijke (Royal) Philips Electronics, NV (a)	8,829	283,454
Koninklijke Ahold NV	21,640	288,650
Koninklijke DSM NV	2,400	106,868
Randstad Holding NV*	1,215	57,813
Reed Elsevier NV	75,607	919,880
Royal Dutch Shell PLC "A"	3,199	92,809
Royal Dutch Shell PLC "B"	2,437	67,211
TNT NV	4,235	121,551
Unilever NV (CVA)	27,687	838,349
Wolters Kluwer NV	31,215	677,432

(Cost $4,170,782)		5,522,144
Norway 2.4%
DnB NOR ASA*	33,800	385,178
Norsk Hydro ASA*	24,400	185,917
Orkla ASA	25,600	226,311
Renewable Energy Corp. ASA* (a)	8,600	40,215
Statoil ASA	15,900	369,673
Telenor ASA*	34,500	467,762
Yara International ASA	8,150	353,641

(Cost $1,312,802)		2,028,697
Portugal 0.3%
Brisa Auto-Estradas de Portugal SA	5,209	44,215
EDP - Energias de Portugal SA	50,602	200,946
Portugal Telecom, SGPS, SA (Registered)	1,798	20,086

(Cost $229,728)		265,247
Singapore 1.7%
CapitaLand Ltd.	20,000	56,636
DBS Group Holdings Ltd.	10,000	102,077
Fraser & Neave Ltd.	15,000	51,242
Jardine Cycle & Carriage Ltd.	5,000	104,811
Keppel Corp., Ltd.	14,000	91,141
Oversea-Chinese Banking Corp., Ltd.	17,000	105,669
SembCorp Industries Ltd.	19,000	55,980
Singapore Airlines Ltd.	6,000	65,378
Singapore Airport Terminal Services Ltd.	6,570	12,460
Singapore Exchange Ltd.	7,000	38,222
Singapore Press Holdings Ltd.	59,000	160,899
Singapore Technologies Engineering Ltd.	15,000	34,154
Singapore Telecommunications Ltd.	180,000	408,861
United Overseas Bank Ltd.	9,000	123,440

(Cost $915,448)		1,410,970
Spain 3.3%
Abertis Infraestructuras SA	5,893	113,211
Acciona SA	250	27,769
ACS, Actividades de Construccion y Servicios SA	2,437	112,306
Banco Bilbao Vizcaya Argentaria SA	5,164	70,582
Banco Santander SA	13,187	174,992
EDP Renovaveis SA*	5,961	46,533
Enagas	2,258	49,622
Ferrovial SA	9,049	88,125
Fomento de Construcciones y Contratas SA	960	35,175
Gamesa Corp. Tecnologica SA	3,474	47,686
Gas Natural SDG SA	2,049	37,864
Iberdrola Renovables	13,050	54,238
Iberdrola SA	19,642	166,340
Indra Sistemas SA	2,157	44,177
Industria de Diseno Textil SA	4,733	311,625
Red Electrica Corporacion SA	1,144	61,425
Repsol YPF SA	20,509	485,771
Sacyr Vallehermoso SA*	2,447	21,621
Telefonica SA	32,124	760,192
Zardoya Otis SA	3,050	52,877

(Cost $2,201,886)		2,762,131
Sweden 3.5%
AB SKF "B"	3,095	55,055
Atlas Copco AB "A"	5,936	92,176
Electrolux AB "B" (a)	3,335	76,295
Hennes & Mauritz AB "B"	5,657	365,983
Holmen AB "B" (a)	2,160	58,017
Husqvarna AB "B"*	7,799	56,646
Investor AB "B"	737	14,149
Nordea Bank AB (a)	18,876	186,182
Sandvik AB	5,637	70,539
Skandinaviska Enskilda Banken AB "A"*	8,883	56,821
SSAB AB "A"	5,874	105,719
SSAB AB "B"	4,185	68,000
Svenska Cellulosa AB "B"	18,870	266,246
Svenska Handelsbanken AB "A"	2,807	82,209
Tele2 AB "B"	4,023	67,211
Telefonaktiebolaget LM Ericsson "B"	103,543	1,083,910
TeliaSonera AB	28,979	205,826
Volvo AB "B"	5,145	51,651

(Cost $2,137,226)		2,962,635
Switzerland 6.9%
ABB Ltd. (Registered)*	8,311	181,425
Adecco SA (Registered)	824	46,814
Aryzta AG	1,064	46,643
Compagnie Financiere Richemont SA "A"	5,960	231,043
Credit Suisse Group AG (Registered)	1,994	102,524
GAM Holding Ltd.	869	10,665
Geberit AG (Registered)	332	59,382
Givaudan SA (Registered)	102	89,458
Holcim Ltd. (Registered)	2,125	158,148
Lonza Group AG (Registered)	466	38,035
Nestle SA (Registered)	27,196	1,391,382
Nobel Biocare Holding AG (Registered)	1,356	36,229
Novartis AG (Registered)	14,711	795,071
Roche Holding AG (Genusschein)	4,899	794,999
Sonova Holding AG (Registered)	458	56,931
STMicroelectronics NV	7,073	70,258
Swatch Group AG (Bearer)	465	148,449
Swiss Reinsurance Co., Ltd. (Registered)*	1,091	53,653
Swisscom AG (Registered)	2,523	921,188
Syngenta AG (Registered)	861	239,319
Synthes, Inc.	317	39,589
UBS AG (Registered)*	7,534	122,315
Xstrata PLC*	3,780	71,792
Zurich Financial Services AG	398	102,136

(Cost $3,885,776)		5,807,448
United Kingdom 7.2%
Anglo American PLC*	3,286	143,542
AstraZeneca PLC	13,886	619,868
Autonomy Corp. PLC*	10,004	276,959
BAE Systems PLC	18,633	105,188
Barclays PLC	11,766	64,066
BG Group PLC	3,589	62,000
BHP Billiton PLC	4,437	152,024
BP PLC	22,383	211,967
British American Tobacco PLC	2,268	78,214
British Sky Broadcasting Group PLC	6,799	62,277
BT Group PLC	57,356	107,738
Cable & Wireless Communications PLC	24,059	20,224
Cable & Wireless Worldwide PLC*	24,059	33,589
Capita Group PLC	5,549	63,752
Centrica PLC	28,642	127,643
Compass Group PLC	11,814	94,364
Diageo PLC	2,849	47,905
Drax Group PLC	3,469	19,683
GlaxoSmithKline PLC	48,908	938,540
HSBC Holdings PLC	12,924	131,027
Imperial Tobacco Group PLC	881	26,926
International Power PLC	14,339	69,294
Kingfisher PLC	14,696	47,854
Marks & Spencer Group PLC	8,450	47,493
National Grid PLC	13,726	133,698
Next PLC	1,325	43,543
Pearson PLC	4,110	64,587
Reed Elsevier PLC	9,798	78,390
Rio Tinto PLC	2,867	169,805
Rolls-Royce Group PLC*	12,478	112,832
SABMiller PLC	1,731	50,786
Scottish & Southern Energy PLC	6,560	109,515
Severn Trent PLC	3,170	57,505
Shire PLC	6,752	149,045
Smith & Nephew PLC	8,192	81,756
Smiths Group PLC	3,914	67,537
Standard Chartered PLC	1,687	45,972
Tesco PLC	17,554	116,064
The Sage Group PLC	68,809	249,834
Unilever PLC	1,529	44,849
United Utilities Group PLC	8,616	73,153
Vodafone Group PLC	326,420	755,273
William Morrison Supermarkets PLC	8,072	35,967
WPP PLC	9,498	98,350

(Cost $4,652,078)		6,090,598

Total Common Stocks (Cost $56,575,517)		73,840,445
Preferred Stocks 0.7%
Germany
Fresenius SE	632	47,724
Henkel AG & Co. KGaA	9,562	514,896
Volkswagen AG	513	47,072

Total Preferred Stocks (Cost $342,513)		609,692
Rights 0.0%
Germany
Volkswagen AG, Expiration Date 4/9/2010* (Cost $0)	513	339

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.22% **, 9/16/2010 © (Cost $239,754)	240,000	239,748

	Shares	Value ($)
Exchange-Traded Funds 9.1%
Emerging Markets
iShares MSCI Emerging Markets Index (a)	83,700	3,525,444
Vanguard Emerging Markets	97,900	4,129,422

Total Exchange-Traded Funds (Cost $6,029,338)		7,654,866
Securities Lending Collateral 6.3%
Daily Assets Fund Institutional, 0.22% (d) (e) (Cost $5,276,108)	5,276,108	5,276,108
Cash Equivalents 1.9%
Central Cash Management Fund, 0.16% (d) (Cost $1,620,913)	1,620,913	1,620,913

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $70,084,143) †	105.8	89,242,111
Other Assets and Liabilities, Net	(5.8)	(4,883,031)

Net Assets	100.0	84,359,080

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $70,664,911.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $18,577,200.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,684,418 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,107,218.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $5,115,963 which is 6.1% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

ASX SPI 200 Index	AUD	6/17/2010	2	223,861	637
DJ Euro Stoxx 50 Index	EUR	6/18/2010	38	1,463,268	16,321
FTSE 100 Index	GBP	6/18/2010	3	255,418	2,701
Nikkei 225 Index	USD	6/10/2010	8	446,800	23,168
S&P TSX 60 Index	CAD	6/18/2010	1	138,532	469
Total unrealized appreciation					43,296

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At March 31, 2010 the DWS Diversified International Equity VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Telecommunication Services	10,961,300	14.7%
Consumer Staples	10,249,707	13.8%
Health Care	9,919,114	13.3%
Financials	7,750,012	10.4%
Consumer Discretionary	7,297,952	9.8%
Industrials	6,529,176	8.8%
Utilities	6,527,101	8.8%
Materials	6,394,336	8.6%
Information Technology	4,419,884	5.9%
Energy	4,401,894	5.9%
Total	74,450,476	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(f)
Australia	$—	$4,700,426	$—	$4,700,426
Austria	—	880,722	—	880,722
Belgium	—	2,061,590	—	2,061,590
Bermuda	—	79,438	—	79,438
Canada	4,111,379	—	—	4,111,379
Cyprus	—	60,693	—	60,693
Denmark	—	3,258,863	—	3,258,863
Finland	—	2,151,961	—	2,151,961
France	—	6,342,090	—	6,342,090
Germany	339	4,580,752	—	4,581,091
Greece	—	734,274	—	734,274
Hong Kong	—	2,093,653	—	2,093,653
Ireland	—	505,887	—	505,887
Italy	—	2,816,795	—	2,816,795
Japan	—	12,833,712	—	12,833,712
Luxembourg	—	388,032	—	388,032
Netherlands	—	5,522,144	—	5,522,144
Norway	—	2,028,697	—	2,028,697
Portugal	—	265,247	—	265,247
Singapore	—	1,410,970	—	1,410,970
Spain	—	2,762,131	—	2,762,131
Sweden	—	2,962,635	—	2,962,635
Switzerland	—	5,807,448	—	5,807,448
United Kingdom	—	6,090,598	—	6,090,598
Exchange-Traded Fund	7,654,866	—	—	7,654,866
Short-Term Investments(f)	6,897,021	239,748	—	7,136,769
Derivatives(g)	43,296	—	—	43,296
Total	$18,706,901	$70,578,506	$—	$89,285,407

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Includes unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$43,296

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 93.2%
Consumer Discretionary 13.0%
Diversified Consumer Services 2.7%
ITT Educational Services, Inc.* (a)	32,500	3,655,600
Regis Corp. (a)	187,925	3,510,439

		7,166,039
Hotels Restaurants & Leisure 5.0%
Brinker International, Inc.	192,550	3,712,364
Burger King Holdings, Inc. (a)	173,300	3,684,358
International Speedway Corp. "A"	113,475	2,924,251
LIFE TIME FITNESS, Inc.* (a)	110,575	3,107,157

		13,428,130
Leisure Equipment & Products 1.2%
Mattel, Inc.	144,975	3,296,732
Multiline Retail 1.5%
Big Lots, Inc.*	110,304	4,017,272
Textiles, Apparel & Luxury Goods 2.6%
Hanesbrands, Inc.* (a)	129,900	3,613,818
Jones Apparel Group, Inc.	181,325	3,448,801

		7,062,619
Consumer Staples 8.0%
Beverages 1.2%
Constellation Brands, Inc. "A"*	195,975	3,221,829
Food & Staples Retailing 1.3%
Ruddick Corp. (a)	110,575	3,498,593
Food Products 4.3%
Del Monte Foods Co.	285,400	4,166,840
Ralcorp Holdings, Inc.*	53,300	3,612,674
Sanderson Farms, Inc. (a)	73,625	3,947,036

		11,726,550
Household Products 1.2%
Energizer Holdings, Inc.*	50,975	3,199,191
Energy 7.9%
Energy Equipment & Services 4.4%
Atwood Oceanics, Inc.* (a)	85,100	2,947,013
Cal Dive International, Inc.*	422,325	3,095,642
Superior Energy Services, Inc.*	125,450	2,636,959
Tidewater, Inc. (a)	65,875	3,113,911

		11,793,525
Oil, Gas & Consumable Fuels 3.5%
Arch Coal, Inc. (a)	123,000	2,810,550
Forest Oil Corp.*	121,750	3,143,585
Newfield Exploration Co.*	67,400	3,508,170

		9,462,305
Financials 17.1%
Capital Markets 1.3%
Raymond James Financial, Inc.	129,875	3,472,857
Commercial Banks 2.4%
Bank of Hawaii Corp. (a)	67,500	3,034,125
BOK Financial Corp. (a)	66,700	3,497,748

		6,531,873
Insurance 7.3%
Allied World Assurance Co. Holdings Ltd.	76,125	3,414,207
Arch Capital Group Ltd.*	41,200	3,141,500
Argo Group International Holdings Ltd.	104,813	3,415,856
Endurance Specialty Holdings Ltd.	85,275	3,167,966
Hanover Insurance Group, Inc.	73,325	3,197,703
Platinum Underwriters Holdings Ltd.	85,925	3,186,099

		19,523,331
Real Estate Investment Trusts 6.1%
CBL & Associates Properties, Inc. (REIT)	225,500	3,089,350
Hospitality Properties Trust (REIT)	131,425	3,147,629
HRPT Properties Trust (REIT)	507,025	3,944,654
MFA Financial, Inc. (REIT)	411,975	3,032,136
Weingarten Realty Investors (REIT)	149,400	3,221,064

		16,434,833
Health Care 5.5%
Biotechnology 0.9%
PDL BioPharma, Inc. (a)	373,325	2,318,348
Health Care Equipment & Supplies 2.3%
Inverness Medical Innovations, Inc.* (a)	74,150	2,888,142
Teleflex, Inc.	54,200	3,472,594

		6,360,736
Health Care Providers & Services 2.3%
Healthspring, Inc.*	172,075	3,028,520
LifePoint Hospitals, Inc.*	88,825	3,266,984

		6,295,504
Industrials 16.2%
Aerospace & Defense 2.5%
Alliant Techsystems, Inc.* (a)	37,200	3,024,360
Spirit AeroSystems Holdings, Inc. "A"* (a)	155,000	3,623,900

		6,648,260
Commercial Services & Supplies 2.5%
Pitney Bowes, Inc.	124,950	3,055,028
The Brink's Co.	129,275	3,649,433

		6,704,461
Construction & Engineering 2.4%
Fluor Corp.	66,975	3,115,007
Tutor Perini Corp.* (a)	155,900	3,390,825

		6,505,832
Electrical Equipment 2.6%
GrafTech International Ltd.*	265,275	3,626,309
Hubbell, Inc. "B"	69,050	3,482,192

		7,108,501
Industrial Conglomerates 1.2%
McDermott International, Inc.*	126,125	3,395,285
Machinery 2.5%
Crane Co.	98,300	3,489,650
Joy Global, Inc.	56,675	3,207,805

		6,697,455
Road & Rail 1.3%
Genesee & Wyoming, Inc. "A"*	102,000	3,480,240
Trading Companies & Distributors 1.2%
Textainer Group Holdings Ltd. (a)	153,450	3,306,847
Information Technology 13.2%
Communications Equipment 2.5%
Arris Group, Inc.*	302,275	3,630,323
CommScope, Inc.*	114,200	3,199,884

		6,830,207
Computers & Peripherals 1.0%
Synaptics, Inc.* (a)	103,375	2,854,184
Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc.* (a)	70,050	3,281,842
Jabil Circuit, Inc.	196,500	3,181,335

		6,463,177
Internet Software & Services 1.3%
VeriSign, Inc.* (a)	132,450	3,445,024
IT Services 1.3%
Amdocs Ltd.*	114,125	3,436,304
Semiconductors & Semiconductor Equipment 1.2%
Microsemi Corp.*	188,600	3,270,324
Software 3.5%
Jack Henry & Associates, Inc.	133,375	3,209,003
Net 1 UEPS Technologies, Inc.*	170,955	3,143,862
Synopsys, Inc.*	138,575	3,099,923

		9,452,788
Materials 6.2%
Chemicals 2.4%
CF Industries Holdings, Inc.	34,200	3,118,356
Lubrizol Corp.	37,375	3,428,035

		6,546,391
Containers & Packaging 1.3%
Owens-Illinois, Inc.*	98,125	3,487,363
Metals & Mining 2.5%
Coeur d'Alene Mines Corp.* (a)	213,600	3,199,728
Reliance Steel & Aluminum Co.	68,800	3,387,024

		6,586,752
Telecommunication Services 1.2%
Diversified Telecommunication Services
Windstream Corp. (a)	304,675	3,317,911
Utilities 4.9%
Electric Utilities 2.5%
IDACORP, Inc.	101,000	3,496,620
NV Energy, Inc.	270,300	3,332,799

		6,829,419
Gas Utilities 1.2%
ONEOK, Inc.	70,775	3,230,879
Multi-Utilities 1.2%
Ameren Corp.	120,675	3,147,204

Total Common Stocks (Cost $205,655,971)		251,555,075
Closed-End Ivestment Company 1.4%
Apollo Investment Corp. (Cost $3,305,969)	302,775	3,854,326
Securities Lending Collateral 16.8%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $45,313,956)	45,313,956	45,313,956
Cash Equivalents 5.3%
Central Cash Management Fund, 0.16% (b) (Cost $14,510,510)	14,510,510	14,510,510

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $268,786,406) †	116.7	315,233,867
Other Assets and Liabilities, Net	(16.7)	(45,176,492)

Net Assets	100.0	270,057,375

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $269,828,729.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $45,405,138.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,911,145 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,506,007.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $43,901,652 which is 16.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$251,555,075	$—	$—	$251,555,075
Closed-End Investment Company	3,854,326	—	—	3,854,326
Short-Term Investments(d)	59,824,466	—	—	59,824,466
Total	$315,233,867	$—	$—	$315,233,867

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 96.7%
Austria 3.9%
Erste Group Bank AG	52,609	2,208,260
Raiffeisen International Bank-Holding AG (a)	12,487	593,094

(Cost $2,773,822)		2,801,354
Bermuda 1.0%
Lazard Ltd. "A" (Cost $627,039)	19,900	710,430
Brazil 4.0%
Banco Bradesco SA (ADR) (Preferred) (a)	60,100	1,107,643
BR Properties SA*	51,900	377,062
Santos Brasil Participacoes SA (Units)	91,700	902,381
SLC Agricola SA	57,200	467,674

(Cost $2,897,891)		2,854,760
Cayman Islands 0.7%
Herbalife Ltd. (Cost $497,692)	11,700	539,604
China 1.1%
China Metal Recycling Holdings Ltd.*	202,200	184,450
China Railway Construction Corp., Ltd. "H"	284,000	348,803
Renhe Commercial Holdings	1,170,000	270,678

(Cost $866,754)		803,931
Egypt 0.7%
Egyptian Financial Group-Hermes Holding (GDR) 144A	5,700	65,664
Orascom Telecom Holding SAE (GDR) REG S	84,960	436,946

(Cost $475,659)		502,610
France 0.4%
Total SA (Cost $270,254)	5,368	311,751
Germany 5.4%
Brenntag AG*	6,946	515,989
Daimler AG (Registered)	29,500	1,389,225
Deutsche Lufthansa AG (Registered)	25,100	416,454
Deutsche Telekom AG (Registered)	30,100	408,128
E.ON AG	31,800	1,174,390

(Cost $3,526,089)		3,904,186
Greece 0.1%
Hellenic Exchanges SA (Cost $98,947)	11,200	98,725
Hong Kong 1.3%
China Mobile Ltd. (ADR)	13,000	625,560
China Unicom (Hong Kong) Ltd. (ADR) (b)	17,000	189,550
Vinda International Holdings Ltd. (b)	167,000	110,593

(Cost $947,250)		925,703
India 0.8%
Deccan Chronicle Holdings Ltd.	67,484	230,975
Hindustan Unilever Ltd.	58,900	312,342

(Cost $533,832)		543,317
Indonesia 0.7%
PT Semen Gresik (Persero) Tbk (Cost $491,229)	635,000	509,424
Ireland 0.2%
Irish Life & Permanent Group Holdings PLC* (Cost $172,562)	44,150	175,796
Italy 0.3%
Parmalat SpA (Cost $212,106)	76,268	209,383
Japan 7.7%
Fujitsu Ltd.	91,000	593,364
Hitachi Ltd.*	194,000	723,153
Japan Tobacco, Inc.	125	463,312
Mitsubishi Corp.	33,400	875,906
Mitsubishi UFJ Financial Group, Inc.	153,800	802,577
Nomura Holdings, Inc.	83,700	613,917
Sumitomo Mitsui Financial Group, Inc.	23,300	766,480
Toyota Motor Corp.	17,500	703,631

(Cost $5,045,340)		5,542,340
Kazakhstan 0.7%
Kazakhstan Kagazy PLC (GDR) 144A*	181,200	45,300
KazMunaiGas Exploration Production (GDR)	20,100	495,867

(Cost $1,399,843)		541,167
Korea 2.3%
Doosan Heavy Industries & Construction Co., Ltd.	5,778	462,162
KT&G Corp.	14,368	794,988
NHN Corp.*	2,300	366,031

(Cost $1,452,374)		1,623,181
Luxembourg 0.7%
ArcelorMittal	9,233	405,786
Gagfah SA	11,210	100,359

(Cost $296,458)		506,145
Malaysia 0.3%
Axiata Group Bhd.* (Cost $215,538)	186,600	219,895
Mexico 1.8%
America Movil SAB de CV "L" (ADR)	25,700	1,293,738
Banco Compartamos SA de CV	200	1,128

(Cost $1,182,391)		1,294,866
Netherlands 1.5%
QIAGEN NV* (a)	29,600	681,918
Royal Dutch Shell PLC "A"	11,715	339,874
Wolters Kluwer NV	3,700	80,298

(Cost $828,186)		1,102,090
Panama 0.5%
Copa Holdings SA "A" (Cost $188,980)	5,650	343,520
Russia 1.1%
Far Eastern Shipping Co.*	689,000	268,710
LUKOIL (ADR)	9,300	528,242

(Cost $1,227,211)		796,952
Singapore 0.1%
Food Empire Holdings Ltd. (Cost $90,596)	186,000	44,584
South Africa 2.0%
AngloGold Ashanti Ltd. (ADR)	15,600	592,020
MTN Group Ltd.*	29,500	453,441
Murray & Roberts Holdings Ltd.	68,392	406,263

(Cost $1,512,183)		1,451,724
Spain 0.6%
Telefonica SA (Cost $431,717)	17,516	414,504
Switzerland 4.6%
Givaudan SA (Registered)	340	298,193
Julius Baer Group Ltd.	14,756	534,956
Nestle SA (Registered)	8,814	450,935
Roche Holding AG (Genusschein)	6,018	976,588
UBS AG (Registered)* (c)	23,754	385,647
UBS AG (Registered)* (c)	40,500	659,340

(Cost $2,879,280)		3,305,659
Taiwan 0.3%
Chunghwa Telecom Co., Ltd. (ADR) (Cost $204,421)	10,900	211,787
Thailand 1.0%
Bangkok Bank PCL (Foreign Registered)	77,700	330,473
Kasikornbank PCL (Foreign Registered)	92,100	293,430
Seamico Securities PCL (Foreign Registered)	1,403,300	76,382

(Cost $615,131)		700,285
United Kingdom 7.5%
Aberdeen Asset Management PLC	229,661	453,475
Anglo American PLC*	21,602	943,636
BAE Systems PLC	95,266	537,800
Barratt Developments PLC*	179,083	337,543
Diageo PLC	26,179	440,188
G4S PLC	90,464	359,194
GlaxoSmithKline PLC	41,231	791,219
Imperial Tobacco Group PLC	26,925	822,913
Vodafone Group PLC	314,142	726,864

(Cost $4,894,274)		5,412,832
United States 43.4%
Aecom Technology Corp.*	12,000	340,440
Apache Corp.	4,400	446,600
Apple, Inc.*	2,700	634,311
Ashland, Inc.	8,200	432,714
Bank of America Corp.	74,800	1,335,180
Berkshire Hathaway, Inc. "A"*	4	487,200
Cisco Systems, Inc.*	29,300	762,679
Citigroup, Inc.*	179,700	727,785
ConocoPhillips	6,800	347,956
Devon Energy Corp.	8,400	541,212
Emdeon, Inc. "A"*	4,700	77,644
ExxonMobil Corp.	32,200	2,156,756
FTI Consulting, Inc.*	8,300	326,356
General Electric Co.	87,300	1,588,860
Hain Celestial Group, Inc.*	1,700	29,495
Harris Corp.	11,900	565,131
Hewlett-Packard Co.	36,500	1,939,975
Illumina, Inc.* (a)	8,100	315,090
Intel Corp.	49,500	1,101,870
International Business Machines Corp.	8,925	1,144,631
Johnson & Johnson	9,500	619,400
Kroger Co.	23,600	511,176
Laboratory Corp. of America Holdings*	15,800	1,196,218
Lear Corp.*	6,700	531,645
Life Technologies Corp.*	19,300	1,008,811
McDonald's Corp.	21,100	1,407,792
Medco Health Solutions, Inc.*	5,500	355,080
Monsanto Co.	8,950	639,209
Morgan Stanley	40,700	1,192,103
Pfizer, Inc.	106,475	1,826,047
Primerica, Inc.*	1,800	27,000
Procter & Gamble Co.	16,500	1,043,955
Psychiatric Solutions, Inc.* (a)	19,700	587,060
Rock-Tenn Co. "A"	9,800	446,586
Safeway, Inc.	9,800	243,628
SAIC, Inc.*	18,900	334,530
Schlumberger Ltd.	5,300	336,338
The NASDAQ OMX Group, Inc.*	58,700	1,239,744
Wal-Mart Stores, Inc.	17,900	995,240
Walt Disney Co.	12,600	439,866
Williams Companies, Inc.	30,200	697,620
World Fuel Services Corp.	8,900	237,096

(Cost $26,707,660)		31,218,029

Total Common Stocks (Cost $63,562,709)		69,620,534
Participatory Notes 1.7%
Nigeria 0.7%
First Bank of Nigeria (issuer HSBC Bank PLC), 144A, Expiration Date 11/15/2010*	2,587,600	285,930
Guaranty Trust Bank PLC (issuer Morgan Stanley BV), Expiration Date 3/18/2011*	1,161,900	161,946
Zenith Bank Ltd. (issuer Morgan Stanley BV), Expiration Date 3/18/2011*	695,800	88,025

(Cost $490,853)		535,901
Pakistan 0.3%
National Bank of Pakistan (issuer Merrill Lynch International & Co.), Expiration Date 2/25/2015* (Cost $223,824)	255,350	206,195
Qatar 0.1%
Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010* (Cost $36,616)	1,373	38,724
Saudi Arabia 0.6%
Saudi Basic Industrial Corp. (issuer HSBC Bank PLC), Expiration Date 3/26/2012*	14,100	374,105
Saudi Telecom Co. (issuer HSBC Bank PLC), Expiration Date 5/21/2012	5,200	65,864

(Cost $337,217)		439,969

Total Participatory Notes (Cost $1,088,510)		1,220,789
Securities Lending Collateral 2.9%
Daily Assets Fund Institutional, 0.22% (d) (e) (Cost $2,066,156)	2,066,156	2,066,156
Cash Equivalents 1.0%
Central Cash Management Fund, 0.16% (d) (Cost $761,161)	761,161	761,161

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $67,478,536) †	102.3	73,668,640
Other Assets and Liabilities, Net	(2.3)	(1,665,008)

Net Assets	100.0	72,003,632
For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $68,130,076. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $5,538,564. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,242,077 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,703,513.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $1,991,694 which is 2.8% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At March 31, 2010 the DWS Global Thematic VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Participatory Notes
Financials	16,090,694	22.7%
Health Care	8,435,075	11.9%
Information Technology	8,165,675	11.5%
Consumer Staples	7,480,010	10.6%
Industrials	7,176,849	10.1%
Energy	6,439,312	9.1%
Consumer Discretionary	5,120,975	7.2%
Materials	5,013,307	7.1%
Telecommunication Services	4,980,413	7.0%
Utilities	1,939,013	2.8%
Total	70,841,323	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	$—	$2,801,354	$—	$2,801,354
Bermuda	710,430	—	—	710,430
Brazil	2,854,760	—	—	2,854,760
Cayman Islands	539,604	—	—	539,604
China	—	803,931	—	803,931
Egypt	—	502,610	—	502,610
France	—	311,751	—	311,751
Germany	—	3,904,186	—	3,904,186
Greece	—	98,725	—	98,725
Hong Kong	815,110	110,593	—	925,703
India	—	543,317	—	543,317
Indonesia	—	509,424	—	509,424
Ireland	—	175,796	—	175,796
Italy	—	209,383	—	209,383
Japan	—	5,542,340	—	5,542,340
Kazakhstan	—	541,167	—	541,167
Korea	—	1,623,181	—	1,623,181
Luxembourg	—	506,145	—	506,145
Malaysia	—	219,895	—	219,895
Mexico	1,294,866	—	—	1,294,866
Netherlands	—	1,102,090	—	1,102,090
Panama	343,520	—	—	343,520
Russia	—	796,952	—	796,952
Singapore	—	44,584	—	44,584
South Africa	592,020	859,704	—	1,451,724
Spain	—	414,504	—	414,504
Switzerland	659,340	2,646,319	—	3,305,659
Taiwan	211,787	—	—	211,787
Thailand	—	700,285	—	700,285
United Kingdom	—	5,412,832	—	5,412,832
United States	31,218,029	—	—	31,218,029
Participatory Notes(f)	—	1,220,789	—	1,220,789
Short-Term Investments(f)	2,827,317	—	—	2,827,317
Total	$42,066,783	$31,601,857	$—	$73,668,640

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 89.7%
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	32,708	34,424
5.5%, with various maturities from 2/1/2017 until 6/1/2035 (a)	18,027,814	19,038,247
7.0%, with various maturities from 6/1/2032 until 8/1/2035	263,505	288,885
8.5%, 7/1/2030	1,884	2,115
Federal National Mortgage Association:
5.0%, with various maturities from 10/1/2033 until 10/1/2035 (a)	13,423,949	13,850,273
5.5%, 4/1/2035 (a)	7,000,000	7,375,703
7.0%, 9/1/2013	251	265
8.0%, 12/1/2024	9,533	10,500
Government National Mortgage Association:
4.5%, 3/1/2039 (a)	2,000,000	2,022,500
5.0%, with various maturities from 12/15/2032 until 3/15/2040 (a)	26,629,093	27,876,019
5.5%, with various maturities from 10/15/2032 until 3/20/2040 (a)	28,726,420	30,628,051
6.0%, with various maturities from 4/15/2013 until 2/15/2039	36,975,853	39,981,593
6.5%, with various maturities from 3/15/2014 until 2/15/2039	6,424,249	6,924,418
7.0%, with various maturities from 10/15/2026 until 2/20/2039	5,401,218	5,894,768
7.5%, with various maturities from 4/15/2026 until 1/15/2037	1,436,799	1,573,396
9.5%, with various maturities from 7/15/2016 until 12/15/2022	44,983	50,190
10.0%, with various maturities from 2/15/2016 until 3/15/2016	11,807	13,333

Total Mortgage-Backed Securities Pass-Throughs (Cost $149,965,246)		155,564,680
Collateralized Mortgage Obligations 17.3%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	1,052,512	885,347
"AF", Series 2892, 0.53% *, 5/15/2021	413,733	414,160
"FO", Series 2418, 1.13% *, 2/15/2032	615,452	625,010
"FA", Series 2419, 1.23% *, 2/15/2032	558,002	566,833
"FA", Series 2436, 1.23% *, 3/15/2032	596,854	605,817
"ZK", Series 3382, 5.0%, 7/15/2037	1,123,472	1,093,693
"ST", Series 2411, Interest Only, 8.52% **, 6/15/2021	2,978,728	393,904
Federal National Mortgage Association:
"FA", Series G92-53, 1.031% *, 9/25/2022	1,465,646	1,477,045
"OF", Series 2001-60, 1.196% *, 10/25/2031	273,919	278,501
"FB", Series 2002-30, 1.246% *, 8/25/2031	598,248	608,322
"FG", Series 2002-66, 1.246% *, 9/25/2032	930,176	944,471
"25", Series 351, Interest Only, 4.5%, 5/1/2019	640,141	66,415
"ZA", Series 2008-29, 4.5%, 4/25/2038	820,493	732,808
"20", Series 334, Interest Only, 5.0%, 3/1/2018	481,333	50,530
"21", Series 334, Interest Only, 5.0%, 3/1/2018	315,389	35,857
''23", Series 339, Interest Only, 5.0%, 7/1/2018	666,206	75,689
"ZA", Series 2008-24, 5.0%, 4/25/2038	580,100	547,417
"BP", Series 2005-96, 5.9%, 2/25/2015	1,748,687	1,838,142
"AN", Series 2007-108, 8.773% *, 11/25/2037	1,845,257	2,122,421
"SA", Series G92-57, IOette, 82.35% **, 10/25/2022	78,511	121,901
Government National Mortgage Association:
"FE", Series 2003-57, 0.53% *, 3/16/2033	117,430	116,683
"FB", Series 2001-28, 0.73% *, 6/16/2031	553,280	555,445
"FI", Series 2009-H01, Interest Only, 1.785% **, 11/20/2059	2,010,156	140,711
"VB", Series 2010-26, 5.0%, 1/20/2024	600,000	619,255
"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	508,381
"ZM", Series 2004-24, 5.0%, 4/20/2034	2,015,130	1,988,754
"PH", Series 2004-80, 5.0%, 7/20/2034	491,000	514,398
"CK", Series 2008-65, 5.0%, 7/20/2034	1,000,000	1,034,121
"Z", Series 2004-61, 5.0%, 8/16/2034	990,946	945,235
"LE", Series 2004-87, 5.0%, 10/20/2034	1,000,000	1,003,062
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,417,577	1,376,806
"GZ", Series 2005-24, 5.0%, 3/20/2035	429,925	410,223
"ZA", Series 2005-75, 5.0%, 10/16/2035	483,659	463,799
"CK", Series 2007-31, 5.0%, 5/16/2037	1,000,000	1,032,271
"MZ", Series 2009-98, 5.0%, 10/16/2039	867,857	793,133
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	673,971	86,879
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	1,424,143	176,088
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	1,090,909	304,303
"ZA", Series 2006-7, 5.5%, 2/20/2036	2,126,970	2,212,085
"NZ", Series 2009-65, 5.5%, 8/20/2039	342,799	335,455
"KZ", Series 2009-78, 5.5%, 9/16/2039	314,512	310,431
"PH", Series 2002- 84, 6.0%, 11/16/2032	500,000	539,584
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	644,857	118,779
"SA", Series 2002-65, Interest Only, 6.01% **, 9/20/2032	3,322,619	361,810
"SF", Series 2002-63, Interest Only, 6.05% **, 9/16/2032	2,311,645	206,477
"SJ", Series 2004-22, Interest Only, 6.36% **, 4/20/2034	2,588,994	76,879
"SA", Series 2006-47, Interest Only, 6.57% **, 8/16/2036	460,576	47,321
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	1,030,034	189,651
"SA", Series 1999-30, Interest Only, 7.77% **, 4/16/2029	827,966	66,371

Total Collateralized Mortgage Obligations (Cost $28,051,360)		30,018,673
Government & Agency Obligations 4.3%
Other Government Related 2.2%
Citibank NA, FDIC Guaranteed, 0.279% *, 5/7/2012	2,800,000	2,803,931
JPMorgan Chase & Co.:
FDIC Guaranteed, 0.487% *, 6/15/2012	537,000	539,711
Series 3, FDIC Guaranteed, 0.535% *, 12/26/2012	463,000	466,132

		3,809,774
US Government Sponsored Agencies 1.5%
Federal Home Loan Bank, 7.2% *, 3/18/2024	560,000	544,040
Federal National Mortgage Association, 8.45% *, 2/27/2023	2,000,000	2,005,000

		2,549,040
US Treasury Obligation 0.6%
US Treasury Bill, 0.22% ***, 9/16/2010 (b)	1,045,000	1,043,903

Total Government & Agency Obligations (Cost $7,406,257)		7,402,717

	Contracts	Value ($)
Call Options Purchased 0.0%
10 Year US Treasury Note Future, Expiration Date 5/21/2010, Strike Price $118.0 (Cost $122,830)	136	48,875

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $185,545,693) †	111.3	193,034,945
Other Assets and Liabilities, Net	(11.3)	(19,666,395)

Net Assets	100.0	173,368,550

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

**	These securities are shown at their current rate as of March 31, 2010.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $185,545,743. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $7,489,202.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,860,316 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $371,114.

(a)	When-issued or delayed delivery security included.
(b)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association  and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	6/21/2010	257	29,876,250	(183,740)
2 Year US Treasury Note	USD	6/30/2010	16	3,471,250	1,687
Ultra Long Term US Treasury Bond	USD	6/21/2010	5	599,844	7,489
Total net unrealized depreciation					(174,564)

At March 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Interest Rate Swap	USD	6/14/2010	31	3,120,828	31,604
90 Day Eurodollar	USD	12/13/2010	25	6,198,125	(59,945)
90 Day Eurodollar	USD	9/13/2010	25	6,216,563	(52,758)
90 Day Eurodollar	USD	6/14/2010	25	6,226,875	(39,007)
90 Day Eurodollar	USD	3/14/2011	25	6,176,250	(61,820)
90 Day Eurodollar	USD	6/13/2011	25	6,152,813	(61,195)
90 Day Eurodollar	USD	9/19/2011	25	6,130,000	(58,295)
Total net unrealized depreciation					(301,416)

Currency Abbreviations

USD	United States Dollar

Written Options	Contract Amount	Expiration Date	Strike Price ($)	Value ($)(c)

Call Options
10 Year US Treasury Note Future (Premiums received $73,826)	136	5/21/2010	119.0	23,375

(c)	Unrealized appreciation at March 31, 2010 was 50,451.

At March 31, 2010, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Portfolio	Cash Flows Received by the Portfolio	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

9/15/2010 9/15/2014	5,400,000	1	Fixed — 3.15%	Floating — LIBOR	(80,522)	2,460	(82,982)
9/15/2010 9/15/2014	5,400,000	1	Fixed — 3.15%	Floating — LIBOR	(80,522)	17,940	(98,462)
4/20/2009 4/20/2024	1,000,000	1	Floating — LIBOR	Fixed — 7.5%	(12.893)	—	(12,893)
5/15/2009 5/15/2024	1,000,000	1	Floating — LIBOR	Fixed — 7.5%	(23,069)	—	(23,069)

Total unrealized depreciation	(217,406)

At March 31, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

12/14/2009 6/1/2012	9,000,000	2	0.425%	Global Interest Rate Strategy Index	(115,126)	—	(118,420)

Counterparties:
1	Morgan Stanley
2	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(d)
Mortgage-Backed Securities Pass-Throughs	$—	$155,564,680	$—	$155,564,680
Collateralized Mortgage Obligations	—	29,877,962	140,711	30,018,673
Government & Agency Obligations	—	5,814,774	544,040	6,358,814
Short-Term Investments	—	1,043,903	—	1,043,903
Derivatives (e)	48,875	—	—	48,875
Total	$48,875	$192,301,319	$684,751	$193,034,945

Liabilities
Derivatives (e)	$(499,355)	$(335,826)	$—	$(835,181)
Total	$(499,355)	$(335,826)	$—	$(835,181)

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swaps and total return swaps and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Collateralized Mortgage Obligations	Government & Agency Obligations	Total
Balance as of December 31, 2009	$135,301	$523,600	$658,901
Realized Gains (Loss)	—	—	—
Change in unrealized appreciation (depreciation)	5,309	20,440	25,749
Amortization premium/ discount	101	—	101
Net Purchases (Sales)	—	—	—
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of March 31, 2010	$140,711	$544,040	$684,751
Net change in unrealized appreciation (depreciation) from investments held at March 31, 2010	$5,309	$20,440	$25,749

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(475,980)	$(335,826)	$(23,504)

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 89.1%
Consumer Discretionary 15.0%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		590,000	593,687
8.75%, 6/1/2019		765,000	803,250
American Achievement Corp., 144A, 8.25%, 4/1/2012		255,000	252,450
Ameristar Casinos, Inc., 9.25%, 6/1/2014 (b)		395,000	413,762
Arcos Dorados BV, 144A, 7.5%, 10/1/2019 (b)		220,000	227,700
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	561,975
8.0%, 3/15/2014		250,000	250,625
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		380,000	380,000
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		260,000	271,700
Brunswick Corp., 144A, 11.25%, 11/1/2016		295,000	335,562
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		340,000	112,625
Carrols Corp., 9.0%, 1/15/2013		225,000	228,938
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017 (b)		730,000	750,075
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017 (b)		100,000	103,875
Series B, 144A, 9.25%, 12/15/2017		150,000	156,750
CSC Holdings LLC:
144A, 8.5%, 4/15/2014		950,000	1,011,750
144A, 8.5%, 6/15/2015		430,000	455,800
DISH DBS Corp., 7.125%, 2/1/2016		465,000	473,719
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (c)		347,000	344,397
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		75,000	78,938
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		490,000	5,513
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014 (b)		145,000	154,606
144A, 9.375%, 11/15/2017 (b)		295,000	315,281
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (b)		225,000	243,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		505,000	499,950
Group 1 Automotive, Inc.:
144A, 3.0%, 3/15/2020 (b)		375,000	371,587
8.25%, 8/15/2013		250,000	257,188
Hanesbrands, Inc., 8.0%, 12/15/2016		145,000	150,075
Harrah's Operating Co., Inc., 11.25%, 6/1/2017 (b)		1,415,000	1,524,662
Hertz Corp., 8.875%, 1/1/2014		1,005,000	1,032,637
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		337,000	288,135
Lamar Media Corp., Series C, 6.625%, 8/15/2015		130,000	124,963
Lear Corp.:
7.875%, 3/15/2018		235,000	237,644
8.125%, 3/15/2020 (b)		230,000	233,738
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	700,000	969,092
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		160,000	168,400
Macy's Retail Holdings, Inc., 8.875%, 7/15/2015 (b)		85,000	96,050
Mediacom LLC, 144A, 9.125%, 8/15/2019		480,000	495,000
MGM MIRAGE:
144A, 9.0%, 3/15/2020		145,000	149,350
144A, 10.375%, 5/15/2014		340,000	374,850
144A, 11.125%, 11/15/2017		455,000	511,875
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		150,000	132,750
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		148,534	151,505
10.375%, 10/15/2015		500,000	516,250
Netflix, Inc., 8.5%, 11/15/2017		145,000	152,250
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		1,260,000	1,329,300
Norcraft Holdings LP, 9.75%, 9/1/2012		630,000	598,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,085,000	1,044,312
Pinnacle Entertainment, Inc., 7.5%, 6/15/2015 (b)		555,000	480,075
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		350,000	3,500
Sabre Holdings Corp., 8.35%, 3/15/2016		515,000	489,250
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		480,000	447,389
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		315,000	343,350
Simmons Co., 10.0%, 12/15/2014 **		1,655,000	31,031
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015 (b)		340,000	338,725
Sonic Automotive, Inc.:
Series B, 8.625%, 8/15/2013		206,000	211,923
144A, 9.0%, 3/15/2018 (b)		565,000	579,125
Standard Pacific Corp., 10.75%, 9/15/2016		290,000	308,488
Toys "R" Us, Inc., 7.375%, 10/15/2018		695,000	667,200
Travelport LLC:
4.877% ***, 9/1/2014		390,000	382,200
9.875%, 9/1/2014		430,000	449,350
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		105,000	525
United Components, Inc., 9.375%, 6/15/2013		80,000	80,400
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		365,000	376,406
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,570,000	2,163,144
144A, 8.0%, 11/1/2016	EUR	405,000	544,278
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		227,033	95,354
Videotron Ltd., 6.875%, 1/15/2014		80,000	81,200
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		375,000	400,781
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		2,040,000	14,280

			28,424,015
Consumer Staples 3.3%
B&G Foods, Inc., 7.625%, 1/15/2018		170,000	173,188
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		145,000	149,713
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		215,000	220,375
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		555,000	518,925
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		280,000	264,950
Ingles Markets, Inc., 8.875%, 5/15/2017 (b)		115,000	120,175
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,081,750	1,811,122
Rite Aid Corp.:
7.5%, 3/1/2017		295,000	273,612
10.25%, 10/15/2019		75,000	80,063
Smithfield Foods, Inc., 7.75%, 7/1/2017		1,285,000	1,262,512
SUPERVALU, Inc., 8.0%, 5/1/2016		210,000	212,625
Tops Markets LLC, 144A, 10.125%, 10/15/2015		330,000	343,200
Tyson Foods, Inc.:
7.85%, 4/1/2016		425,000	456,875
10.5%, 3/1/2014		370,000	439,375

			6,326,710
Energy 12.1%
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		845,000	929,500
Belden & Blake Corp., 8.75%, 7/15/2012		2,050,000	1,916,750
Bristow Group, Inc., 7.5%, 9/15/2017		485,000	489,850
Chaparral Energy, Inc., 8.5%, 12/1/2015		750,000	684,375
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		345,000	328,613
6.875%, 1/15/2016		386,000	381,175
6.875%, 11/15/2020		510,000	495,975
7.25%, 12/15/2018 (b)		620,000	620,000
9.5%, 2/15/2015 (b)		260,000	282,750
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		145,000	147,900
144A, 8.5%, 12/15/2019		150,000	153,750
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015 (d)		410,000	417,175
Concho Resources, Inc., 8.625%, 10/1/2017		145,000	153,700
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017 (d)		655,000	673,012
144A, 8.25%, 4/1/2020 (d)		660,000	678,150
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020 (d)		195,000	195,975
8.25%, 10/1/2019		105,000	111,300
Crosstex Energy LP, 144A, 8.875%, 2/15/2018		365,000	376,406
Dynegy Holdings, Inc., 7.75%, 6/1/2019		375,000	283,125
El Paso Corp.:
7.25%, 6/1/2018		495,000	510,794
8.25%, 2/15/2016		310,000	330,925
Frontier Oil Corp., 6.625%, 10/1/2011		330,000	332,475
Hilcorp Energy I LP, 144A, 8.0%, 2/15/2020		215,000	208,550
Holly Corp., 144A, 9.875%, 6/15/2017		545,000	561,350
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		330,000	333,300
Linn Energy LLC:
144A, 8.625%, 4/15/2020 (d)		305,000	305,381
144A, 11.75%, 5/15/2017		650,000	737,750
Mariner Energy, Inc.:
7.5%, 4/15/2013		305,000	307,288
8.0%, 5/15/2017		470,000	461,775
Newfield Exploration Co., 7.125%, 5/15/2018		640,000	649,600
OPTI Canada, Inc.:
7.875%, 12/15/2014		1,260,000	1,178,100
8.25%, 12/15/2014		800,000	752,000
144A, 9.0%, 12/15/2012		140,000	144,200
Petrohawk Energy Corp.:
7.875%, 6/1/2015		220,000	224,125
9.125%, 7/15/2013		450,000	469,688
10.5%, 8/1/2014		380,000	419,425
Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	216,700
7.625%, 6/1/2018		720,000	727,200
8.625%, 10/15/2019		400,000	424,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016		1,040,000	988,000
Regency Energy Partners LP, 8.375%, 12/15/2013		515,000	534,312
Sabine Pass LNG LP, 7.25%, 11/30/2013		680,000	639,200
Southwestern Energy Co., 7.5%, 2/1/2018		585,000	634,725
Stone Energy Corp.:
6.75%, 12/15/2014		590,000	519,200
8.625%, 2/1/2017		825,000	812,625
Western Refining, Inc., 144A, 10.75% ***, 6/15/2014		150,000	135,000
Whiting Petroleum Corp., 7.25%, 5/1/2013		120,000	121,500

			22,998,669
Financials 15.3%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		925,000	851,000
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		215,000	221,450
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		712,400	320,580
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		250,000	33,125
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		570,000	582,825
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		290,000	300,875
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		430,000	445,050
CIT Group, Inc., 7.0%, 5/1/2017		1,295,000	1,194,637
Conproca SA de CV, REG S, 12.0%, 6/16/2010		589,095	601,572
DuPont Fabros Technology LP, 144A, (REIT), 8.5%, 12/15/2017		435,000	448,050
E*TRADE Financial Corp.:
7.375%, 9/15/2013		995,000	955,200
12.5%, 11/30/2017 (PIK)		632,000	755,240
Express LLC, 144A, 8.75%, 3/1/2018		260,000	265,200
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		290,000	292,900
FCE Bank PLC, 9.375%, 1/17/2014	EUR	700,000	1,030,546
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019 (b)		215,000	245,100
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		980,000	1,013,213
8.125%, 1/15/2020		100,000	104,897
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	468,300
GMAC, Inc.:
6.875%, 9/15/2011		2,393,000	2,431,886
7.0%, 2/1/2012 (b)		1,165,000	1,185,388
144A, 8.0%, 3/15/2020		480,000	492,000
Hellas Telecommunications Finance, 144A, 8.684% ***, 7/15/2015 (PIK)	EUR	308,522	46
Hexion Finance Escrow LLC, 144A, 8.875%, 2/1/2018 (b)		605,000	595,925
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		670,000	696,800
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		235,000	240,230
144A, 8.75%, 3/15/2017		465,000	475,710
iPayment, Inc., 9.75%, 5/15/2014		475,000	433,438
LBI Escrow Corp., 144A, 8.0%, 11/1/2017 (d)		360,000	373,500
National Money Mart Co., 144A, 10.375%, 12/15/2016		790,000	838,388
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		575,000	102,063
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		505,000	479,750
11.5%, 5/1/2016		150,000	169,500
Nuveen Investments, Inc., 10.5%, 11/15/2015		505,000	489,850
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		510,000	483,225
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		345,000	353,625
144A, 9.25%, 4/1/2015		350,000	358,750
Reynolds Group DL Escrow, Inc., 144A, 7.75%, 10/15/2016		550,000	565,125
SLM Corp., 8.0%, 3/25/2020		135,000	131,457
Sprint Capital Corp., 8.375%, 3/15/2012		2,115,000	2,199,600
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,220,000	1,068
UCI Holdco, Inc., 8.257% ***, 12/15/2013 (PIK)		718,678	675,557
UPC Germany GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	780,001
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,135,000	1,239,987
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	1,515,000	2,199,703
144A, 11.75%, 7/15/2017	EUR	345,000	517,232
144A, 12.0%, 12/1/2015		85,000	91,800
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	290,000	380,917

			29,112,281
Health Care 6.1%
Community Health Systems, Inc., 8.875%, 7/15/2015		2,815,000	2,913,525

HCA, Inc.:
144A, 7.875%, 2/15/2020		1,100,000	1,151,562
144A, 8.5%, 4/15/2019		390,000	419,494
9.125%, 11/15/2014		1,120,000	1,183,000
9.25%, 11/15/2016		2,040,000	2,168,775
9.625%, 11/15/2016 (PIK)		809,000	866,641
HEALTHSOUTH Corp., 10.75%, 6/15/2016		290,000	313,562
IASIS Healthcare LLC, 8.75%, 6/15/2014		525,000	534,844
Novasep Holding SAS, 144A, 9.625%, 12/15/2016	EUR	320,000	418,702
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		75,000	75,375
The Cooper Companies, Inc., 7.125%, 2/15/2015		840,000	834,750
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		300,000	313,500
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		430,000	418,175

			11,611,905
Industrials 9.4%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		105,000	114,713
Actuant Corp., 6.875%, 6/15/2017		300,000	291,000
ARAMARK Corp., 8.5%, 2/1/2015		560,000	572,600
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		300,000	320,250
Belden, Inc., 7.0%, 3/15/2017		420,000	413,700
Bombardier, Inc.:
144A, 7.5%, 3/15/2018		135,000	140,738
144A, 7.75%, 3/15/2020		340,000	355,300
Cenveo Corp., 144A, 8.875%, 2/1/2018		1,055,000	1,066,869
Congoleum Corp., 8.625%, 8/1/2008 **		1,200,000	252,000
Corrections Corp. of America, 7.75%, 6/1/2017 (b)		35,000	36,575
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		110,000	115,638
Esco Corp., 144A, 4.132% ***, 12/15/2013		430,000	381,625
Garda World Security Corp., 144A, 9.75%, 3/15/2017		375,000	383,906
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		300,000	302,625
Iron Mountain, Inc., 8.375%, 8/15/2021		530,000	551,200
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		435,000	401,287
10.625%, 10/15/2016 (b)		365,000	388,725
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		1,045,000	1,052,837
7.625%, 12/1/2013		1,085,000	1,109,412
144A, 8.0%, 2/1/2018 (b)		715,000	732,875
Kansas City Southern Railway Co., 8.0%, 6/1/2015		655,000	680,381
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		625,000	638,281
Mobile Mini, Inc., 9.75%, 8/1/2014		420,000	434,700
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		680,000	685,100
Owens Corning, Inc., 9.0%, 6/15/2019		225,000	265,142
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014 (b)		450,000	466,875
RailAmerica, Inc., 9.25%, 7/1/2017		342,000	364,658
RBS Global, Inc. & Rexnord Corp.:
9.5%, 8/1/2014		145,000	150,800
11.75%, 8/1/2016 (b)		120,000	128,700
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		135,000	136,688
Sitel LLC, 144A, 11.5%, 4/1/2018 (b)		565,000	569,237
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		215,000	220,375
Titan International, Inc., 8.0%, 1/15/2012		1,190,000	1,190,000
TransDigm, Inc.:
7.75%, 7/15/2014		260,000	265,850
144A, 7.75%, 7/15/2014		170,000	174,250
Triumph Group, Inc., 8.0%, 11/15/2017		75,000	75,000
United Rentals North America, Inc.:
7.0%, 2/15/2014		985,000	911,125
9.25%, 12/15/2019		830,000	846,600
10.875%, 6/15/2016		390,000	424,125
USG Corp., 144A, 9.75%, 8/1/2014 (b)		220,000	233,200

			17,844,962
Information Technology 2.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		570,000	401,850
First Data Corp., 9.875%, 9/24/2015 (b)		265,000	228,563
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		745,000	711,475
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	152,613
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		145,000	150,800
MasTec, Inc., 7.625%, 2/1/2017		610,000	592,462
Seagate Technology International, 144A, 10.0%, 5/1/2014		235,000	266,138
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		1,790,000	1,881,737
10.625%, 5/15/2015 (b)		365,000	397,850
Vangent, Inc., 9.625%, 2/15/2015		350,000	325,500

			5,108,988
Materials 10.7%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		237,000	218,040
ARCO Chemical Co., 9.8%, 2/1/2020 **		1,340,000	1,239,500
Ashland, Inc., 144A, 9.125%, 6/1/2017		260,000	291,200
Ball Corp.:
7.125%, 9/1/2016		140,000	148,750
7.375%, 9/1/2019		140,000	147,525
Berry Plastics Corp., 8.25%, 11/15/2015		660,000	664,125
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020 (b)		170,000	170,000
Clondalkin Acquisition BV, 144A, 2.257% ***, 12/15/2013		540,000	506,925
CPG International I, Inc., 10.5%, 7/1/2013		880,000	882,200
Crown Americas LLC, 144A, 7.625%, 5/15/2017		40,000	41,700
Domtar Corp., 10.75%, 6/1/2017 (b)		380,000	461,700
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,345,000	1,358,450
Exopack Holding Corp., 11.25%, 2/1/2014		1,415,000	1,475,137
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		1,297,793	1,038,234
10.0%, 3/31/2015		1,277,440	1,021,952
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017		70,000	73,238
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		420,000	436,800
144A, 8.25%, 5/1/2016		500,000	545,000
Graphic Packaging International, Inc., 9.5%, 6/15/2017		810,000	864,675
Hexcel Corp., 6.75%, 2/1/2015		1,425,000	1,410,750
Innophos, Inc., 8.875%, 8/15/2014		170,000	175,100
Jefferson Smurfit Corp., 8.25%, 10/1/2012 **		870,000	774,300
Koppers, Inc., 144A, 7.875%, 12/1/2019		440,000	453,200
Kronos International, Inc., 6.5%, 4/15/2013	EUR	185,000	209,891
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		1,120,000	1,008,000
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		200,000	170,500
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	999,975
Novelis, Inc.:
7.25%, 2/15/2015		295,000	284,675
11.5%, 2/15/2015		360,000	387,450
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/2014	EUR	260,000	358,193
Radnor Holdings Corp., 11.0%, 3/15/2010 **		265,000	27
Silgan Holdings, Inc., 7.25%, 8/15/2016		415,000	430,562
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/2012 **		190,000	168,625
United States Steel Corp., 7.375%, 4/1/2020		480,000	481,200
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		665,000	673,312
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		805,911	689,054

			20,259,965
Telecommunication Services 10.3%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		720,000	729,000
8.75%, 3/15/2018		350,000	353,063
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015 (b)		510,000	518,925
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,265,000	1,287,137
10.0%, 7/15/2015 (b)		780,000	811,200
Crown Castle International Corp., 9.0%, 1/15/2015		775,000	838,937
Digicel Group Ltd., 144A, 10.5%, 4/15/2018 (b)		190,000	198,147
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,090,000	1,079,100
ERC Ireland Preferred Equity Ltd., 144A, 7.662% ***, 2/15/2017 (PIK)	EUR	602,703	342,241
GCI, Inc., 144A, 8.625%, 11/15/2019		110,000	112,063
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		278,182	114,055
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,105,000	1,124,337
Intelsat Corp.:
9.25%, 8/15/2014		160,000	164,000
9.25%, 6/15/2016		1,735,000	1,817,412
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019		365,000	383,250
11.25%, 6/15/2016 (b)		65,000	70,363
Intelsat Subsidiary Holding Co., Ltd.:
8.875%, 1/15/2015		960,000	991,200
Series B, 144A, 8.875%, 1/15/2015		165,000	169,538
iPCS, Inc., 2.374% ***, 5/1/2013		200,000	185,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		2,670,000	2,726,949
New Communications Holdings, Inc.:
144A, 7.875%, 4/15/2015 (d)		65,000	66,788
144A, 8.25%, 4/15/2017 (d)		395,000	401,913
144A, 8.5%, 4/15/2020 (d)		525,000	528,937
144A, 8.75%, 4/15/2022 (d)		70,000	70,000
Qwest Communications International, Inc., 144A, 7.125%, 4/1/2018		355,000	366,538
Qwest Corp., 8.375%, 5/1/2016		255,000	286,875
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		590,000	592,950
Telesat Canada, 11.0%, 11/1/2015		1,545,000	1,718,812
tw telecom holdings, Inc., 144A, 8.0%, 3/1/2018		135,000	138,038
Windstream Corp.:
7.0%, 3/15/2019		430,000	400,975
7.875%, 11/1/2017		845,000	832,325
8.625%, 8/1/2016		70,000	71,575

			19,491,643
Utilities 4.2%
AES Corp.:
8.0%, 10/15/2017		415,000	421,225
8.0%, 6/1/2020 (b)		525,000	523,031
Energy Future Holdings Corp., 10.875%, 11/1/2017		495,000	367,537
Kinder Morgan, Inc., 6.5%, 9/1/2012		205,000	215,763
Mirant North America LLC, 7.375%, 12/31/2013		270,000	269,325
NRG Energy, Inc.:
7.25%, 2/1/2014		2,570,000	2,589,275
7.375%, 2/1/2016		1,060,000	1,052,050
7.375%, 1/15/2017		990,000	980,100
NV Energy, Inc.:
6.75%, 8/15/2017		455,000	461,706
8.625%, 3/15/2014		200,000	205,000
RRI Energy, Inc., 7.875%, 6/15/2017 (b)		150,000	134,625
Suburban Propane Partners LP, 7.375%, 3/15/2020		95,000	96,544
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		1,050,000	729,750

			8,045,931

Total Corporate Bonds (Cost $172,696,960)			169,225,069
Loan Participations and Assignments 7.7%
Senior Loans
Alliance Mortgage Cycle Loan, Term Loan A, 9.5% ***, 6/1/2010 **		700,000	0
Buffets, Inc.:
Second Lien Term Loan, 1.499% ***, plus 16.25% (PIK), 5/1/2013		447,452	442,977
Letter of Credit Term Loan B, 7.501% ***, 5/1/2013 (PIK)		87,378	86,505
Incremental Term Loan, 18.0% ***, 4/30/2012		129,062	131,805
Charter Communications Operating LLC, Term Loan, 7.25% ***, 3/6/2014		1,256,548	1,291,103
Clarke American Corp., Term Loan B, 2.79% ***, 6/30/2014		138,220	126,713
Ford Motor Co., Term Loan, 3.26% ***, 12/16/2013		358,612	347,791
Freescale Semiconductor, Inc.:
Term Loan B, LIBOR plus 1.75%, 11/29/2013		286,113	271,040
Incremental Term Loan, 12.5%, 12/15/2014		711,416	734,238
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.248% ***, 3/26/2014		1,019,607	860,523
Letter of Credit, 2.29% ***, 3/26/2014		60,643	51,181
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563% ***, 5/6/2013		807,195	763,808
Term Loan C2, 2.563% ***, 5/6/2013		375,468	355,287
Term Loan C1, 4.063% ***, 5/5/2015		131,256	124,004
Term Loan C2, 4.063% ***, 5/5/2015		58,000	54,795
IASIS Healthcare LLC, Term Loan, 5.499% ***, 6/13/2014 (PIK)		653,417	611,357
Kabel Deutschland GmbH, 7.99% ***, 11/18/2014 (PIK)	EUR	1,570,035	2,128,967
Sabre, Inc., Term Loan B, 2.248% ***, 9/30/2014		408,838	381,893
Sbarro, Inc., Term Loan, 4.762% ***, 1/31/2014		305,000	281,459
Scorpion Holding Ltd., Second Lien Term Loan, 7.752% ***, 11/29/2010		875,000	840,000
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.729% ***, 10/10/2014		344,716	284,019
Term Loan B3, 3.729% ***, 10/10/2014		3,709,875	3,025,867
Tribune Co., Term Loan B, 5.25% ***, 6/4/2014 **		1,009,426	647,769
US Foodservice, Inc., Term Loan B, 2.75% ***, 5/29/2012		470,000	432,548
VML US Finance LLC:
Delayed Draw Term Loan B, 4.8% ***, 5/25/2012		109,916	106,920
Term Loan B, 4.8% ***, 5/27/2013		190,293	185,107

Total Loan Participations and Assignments (Cost $15,981,015)			14,567,676
Preferred Securities 1.1%
Financials 0.6%
Bank of America Corp., Series K, 8.0%, 1/30/2018 (e)		1,240,000	1,265,209
Materials 0.5%
Hercules, Inc., 6.5%, 6/30/2029		1,135,000	908,000

Total Preferred Securities (Cost $1,919,864)			2,173,209

	Shares	Value ($)
Common Stocks 0.2%
Consumer Discretionary 0.2%
Buffets Restaurants Holdings, Inc.*	18,256	111,362
Dex One Corp.*	3,884	108,441
SuperMedia, Inc.* (b)	726	29,692

Vertis Holdings, Inc.*	9,993	0

		249,495
Industrials 0.0%
World Color Press, Inc.*	3,015	36,029
Materials 0.0%
GEO Specialty Chemicals, Inc.*	24,225	20,591
GEO Specialty Chemicals, Inc. 144A*	2,206	1,875

		22,466

Total Common Stocks (Cost $2,790,439)		307,990
Rights 0.0%
Materials
ARCO Chemical Co., Expiration Date 4/15/2010* (Cost $0)	40,584	0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	149,500	319
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	3,418	14,099
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	1,100	0

Total Warrants (Cost $244,286)		14,418
Securities Lending Collateral 6.7%
Daily Assets Fund Institutional, 0.22% (f) (g) (Cost $12,616,056)	12,616,056	12,616,056
Cash Equivalents 0.4%
Central Cash Management Fund, 0.16% (f) (Cost $839,847)	839,847	839,847

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $207,088,467) †	105.2	199,744,265
Other Assets and Liabilities, Net	(5.2)	(9,888,041)

Net Assets	100.0	189,856,224

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	700,000	700,000	0
ARCO Chemical Co.	9.8%	2/1/2020	1,340,000	1,555,281	1,239,500
Buffalo Thunder Development Authority	9.375%	12/15/2014	250,000	250,000	33,125
CanWest MediaWorks LP	9.25%	8/1/2015	340,000	340,000	112,625
Congoleum Corp.	8.625%	8/1/2008	1,200,000	1,021,050	252,000
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	490,000	495,962	5,513
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	278,182	264,717	114,055
Jefferson Smurfit Corp.	8.25%	10/1/2012	870,000	663,963	774,300
New ASAT (Finance) Ltd.	9.25%	2/1/2011	575,000	519,944	102,063
Radnor Holdings Corp.	11.0%	3/15/2010	265,000	234,313	27
Reader's Digest Association, Inc.	9.0%	2/15/2017	350,000	346,867	3,500
Simmons Co.	10.0%	12/15/2014	1,655,000	1,390,288	31,031
Smurfit-Stone Container Enterprises, Inc.	8.375%	7/1/2012	190,000	146,300	168,625
Tribune Co.	5.25%	6/4/2014	1,009,426	905,407	647,769
Tropicana Entertainment LLC	9.625%	12/15/2014	1,220,000	959,601	1,068
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	105,000	107,100	525
Young Broadcasting, Inc.	8.75%	1/15/2014	2,040,000	1,981,498	14,280
				11,882,291	3,500,006

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

†
The cost for federal income tax purposes was $207,411,903.  At March 31, 2010, net unrealized depreciation for all securities based on tax cost was $7,667,638.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,720,092 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,387,730.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $12,054,082 which is 6.3% of net assets.
(c)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(d)	When-issued security.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
As of March 31, 2010, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	8,876,400	USD	11,861,063	4/26/2010	(128,159)	Citigroup, Inc.
EUR	8,900	USD	11,983	4/26/2010	(38)	JPMorgan Chase Securities, Inc.
EUR	25,900	USD	34,714	4/26/2010	(268)	Citigroup, Inc.
Total unrealized depreciation					(128,465)

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$166,592,303	$2,632,766	$169,225,069
Loan Participations and Assignments	—	13,066,389	1,501,287	14,567,676
Preferred Securities	—	2,173,209	—	2,173,209
Common Stocks(h)	174,162	111,362	22,466	307,990
Rights	0	—	—	0
Warrants(h)	—	14,099	319	14,418
Short-Term Investments(h)	13,455,903	—	—	13,455,903
Total	$13,630,065	$181,957,362	$4,156,838	$199,744,265

Liabilities
Derivatives(i)	$—	$(128,465)	$—	$(128,465)
Total	$—	$(128,465)	$—	$(128,465)
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of December 31, 2009	$2,525,906	$1,393,416	$22,466	$0	$5,989	$3,947,777
Realized gain (loss)	—	1,697	—	(45,457)	—	(43,760)
Change in unrealized appreciation (depreciation)	10,824	108,496	—	45,457	(5,670)	159,107
Amortization premium/discount	96,036	6,261	—	—	—	102,297
Net purchases (sales)	—	(8,583)	—	0	—	(8,583)
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of March 31, 2010	$2,632,766	$1,501,287	$22,466	$—	$319	$4,156,838
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$10,824	$108,496	$—	$—	$(5,670)	$113,650

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(128,465)

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)
Common Stocks 99.4%
Consumer Discretionary 5.5%
Distributors 1.8%
Genuine Parts Co. (a)	90,364	3,816,975
Diversified Consumer Services 1.0%
H&R Block, Inc.	121,883	2,169,518
Hotels Restaurants & Leisure 1.4%
Carnival Corp. (Units)	78,775	3,062,772
Textiles, Apparel & Luxury Goods 1.3%
VF Corp.	33,722	2,702,818
Consumer Staples 12.1%
Beverages 1.1%
PepsiCo, Inc.	35,127	2,324,002
Food & Staples Retailing 3.2%
CVS Caremark Corp.	110,822	4,051,652
Kroger Co.	132,010	2,859,337

		6,910,989
Food Products 2.6%
General Mills, Inc.	26,733	1,892,429
Kraft Foods, Inc. "A"	60,596	1,832,423
Mead Johnson Nutrition Co.	34,386	1,789,103

		5,513,955
Household Products 1.0%
Procter & Gamble Co.	34,210	2,164,467
Tobacco 4.2%
Altria Group, Inc.	239,870	4,922,132
Philip Morris International, Inc.	78,084	4,072,862

		8,994,994
Energy 16.0%
Energy Equipment & Services 5.6%
Ensco PLC (ADR)	68,346	3,060,534
Noble Corp.*	80,469	3,365,214
Transocean Ltd.*	65,262	5,637,331

		12,063,079
Oil, Gas & Consumable Fuels 10.4%
Canadian Natural Resources Ltd. (a)	37,108	2,747,476
Chevron Corp.	60,879	4,616,454
ExxonMobil Corp.	53,666	3,594,549
Marathon Oil Corp.	127,839	4,044,826
Nexen, Inc.	111,348	2,751,409
Suncor Energy, Inc.	140,031	4,556,609

		22,311,323
Financials 14.1%
Capital Markets 0.8%
Ameriprise Financial, Inc.	37,023	1,679,363
Diversified Financial Services 3.4%
Bank of America Corp.	183,785	3,280,562
JPMorgan Chase & Co.	90,894	4,067,507

		7,348,069
Insurance 9.9%
Allstate Corp.	87,836	2,837,981
Assurant, Inc.	79,325	2,727,193
Fidelity National Financial, Inc. "A"	158,013	2,341,753
HCC Insurance Holdings, Inc.	78,254	2,159,810
Lincoln National Corp.	142,821	4,384,605
MetLife, Inc.	58,573	2,538,554
PartnerRe Ltd.	54,101	4,312,932

		21,302,828
Health Care 12.5%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	38,922	2,265,260
Becton, Dickinson & Co.	34,848	2,743,583

		5,008,843
Health Care Providers & Services 1.9%
McKesson Corp.	60,443	3,972,314
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.*	55,520	2,855,949
Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	45,090	1,203,903
Merck & Co., Inc.	130,097	4,859,123
Pfizer, Inc.	215,033	3,687,816
Teva Pharmaceutical Industries Ltd. (ADR) (a)	82,986	5,234,757

		14,985,599
Industrials 10.3%
Aerospace & Defense 6.4%
Honeywell International, Inc. (a)	98,626	4,464,799
L-3 Communications Holdings, Inc.	24,627	2,256,572
Lockheed Martin Corp.	40,316	3,355,098
United Technologies Corp.	50,882	3,745,424

		13,821,893
Electrical Equipment 2.1%
Emerson Electric Co.	87,708	4,415,221
Machinery 1.8%
Dover Corp.	80,283	3,753,230
Information Technology 2.6%
Communications Equipment 0.7%
Brocade Communications Systems, Inc.*	271,416	1,549,785
Computers & Peripherals 0.8%
Hewlett-Packard Co.	32,777	1,742,098
IT Services 1.1%
Automatic Data Processing, Inc.	53,073	2,360,156
Materials 5.7%
Chemicals 3.2%
Air Products & Chemicals, Inc.	48,737	3,604,101
Praxair, Inc.	39,351	3,266,133

		6,870,234
Containers & Packaging 1.6%
Sonoco Products Co.	108,178	3,330,801
Metals & Mining 0.9%
Kinross Gold Corp.	112,458	1,921,907
Telecommunication Services 10.4%
Diversified Telecommunication Services 8.8%
AT&T, Inc.	196,769	5,084,511
BCE, Inc.	86,789	2,547,257
CenturyTel, Inc.	134,634	4,774,122
Deutsche Telekom AG (ADR) (a)	161,620	2,181,870
Verizon Communications, Inc.	138,229	4,287,863

		18,875,623
Wireless Telecommunication Services 1.6%
Vodafone Group PLC (ADR) (a)	145,840	3,396,614
Utilities 10.2%
Electric Utilities 8.1%
Allegheny Energy, Inc. (a)	103,645	2,383,835
American Electric Power Co., Inc.	79,377	2,713,106
Duke Energy Corp.	115,191	1,879,917
Entergy Corp.	28,218	2,295,534
Exelon Corp.	67,876	2,973,648
FirstEnergy Corp.	69,767	2,727,192
Southern Co.	68,731	2,279,120

		17,252,352
Multi-Utilities 2.1%
PG&E Corp. (a)	106,495	4,517,518

Total Common Stocks (Cost $175,526,062)		212,995,289
Securities Lending Collateral 11.3%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $24,199,203)	24,199,203	24,199,203
Cash Equivalents 1.0%
Central Cash Management Fund, 0.16% (b) (Cost $2,273,807)	2,273,807	2,273,807

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $201,999,072) †	111.7	239,468,299
Other Assets and Liabilities, Net	(11.7)	(25,173,011)

Net Assets	100.0	214,295,288

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $204,471,579.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $34,996,720.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $39,754,296 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,757,576.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $23,646,897 which is 11.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$212,995,289	$—	$—	$212,995,289
Short-Term Investments(d)	26,473,010	—	—	26,473,010
Total	$239,468,299	$—	$—	$239,468,299

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 18.8%
Auto Components 1.2%
Gentex Corp. (a)	13,700	266,054
Diversified Consumer Services 1.1%
Strayer Education, Inc. (a)	1,000	243,520
Hotels Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	8,700	387,498
Penn National Gaming, Inc.* (a)	7,000	194,600

		582,098
Household Durables 1.0%
Jarden Corp.	7,000	233,030
Internet & Catalog Retail 1.6%
Priceline.com, Inc.* (a)	1,450	369,750
Specialty Retail 9.5%
Advance Auto Parts, Inc. (a)	5,500	230,560
American Eagle Outfitters, Inc.	17,500	324,100
Children's Place Retail Stores, Inc.* (a)	9,500	423,225
Guess?, Inc. (a)	8,900	418,122
Tiffany & Co.	6,600	313,434
Urban Outfitters, Inc.*	12,100	460,163

		2,169,604
Textiles, Apparel & Luxury Goods 1.9%
Deckers Outdoor Corp.* (a)	3,200	441,600
Consumer Staples 3.4%
Food Products 0.3%
Diamond Foods, Inc. (a)	1,500	63,060
Household Products 1.4%
Church & Dwight Co., Inc.	4,900	328,055
Personal Products 1.7%
Herbalife Ltd.	8,600	396,632
Energy 9.2%
Energy Equipment & Services 4.1%
Cameron International Corp.*	3,700	158,582
Complete Production Services, Inc.* (a)	12,100	139,755
Core Laboratories NV	1,400	183,120
FMC Technologies, Inc.* (a)	5,200	336,076
Noble Corp.*	2,700	112,914

		930,447
Oil, Gas & Consumable Fuels 5.1%
Alpha Natural Resources, Inc.* (a)	5,900	294,351
Concho Resources, Inc.* (a)	4,700	236,692
EXCO Resources, Inc. (a)	12,100	222,398
Southwestern Energy Co.*	3,800	154,736
Ultra Petroleum Corp.* (a)	5,630	262,527

		1,170,704
Financials 9.9%
Capital Markets 5.5%
Affiliated Managers Group, Inc.* (a)	2,500	197,500
Jefferies Group, Inc. (a)	6,600	156,222
Lazard Ltd. "A"	7,000	249,900
Och-Ziff Capital Management Group "A", (Limited Partnership) (a)	16,300	260,800
TD Ameritrade Holding Corp.* (a)	10,100	192,506
Waddell & Reed Financial, Inc. "A" (a)	5,900	212,636

		1,269,564
Commercial Banks 0.8%
Prosperity Bancshares, Inc. (a)	4,400	180,400
Diversified Financial Services 1.4%
Portfolio Recovery Associates, Inc.* (a)	5,700	312,759
Insurance 1.3%
Lincoln National Corp.	9,400	288,580
Thrifts & Mortgage Finance 0.9%
New York Community Bancorp., Inc. (a)	13,000	215,020
Health Care 13.3%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	3,500	190,295
BioMarin Pharmaceutical, Inc.* (a)	6,400	149,568
Human Genome Sciences, Inc.*	3,400	102,680
Vertex Pharmaceuticals, Inc.* (a)	2,800	114,436

		556,979
Health Care Equipment & Supplies 3.2%
ev3, Inc.*	7,300	115,778
Hologic, Inc.*	3,800	70,452
Kinetic Concepts, Inc.* (a)	3,000	143,430
Thoratec Corp.* (a)	6,100	204,045
Varian Medical Systems, Inc.*	3,500	193,655

		727,360
Health Care Providers & Services 3.3%
Fresenius Medical Care AG & Co. KGaA (ADR)	4,600	258,336
Laboratory Corp. of America Holdings* (a)	3,800	287,698
Owens & Minor, Inc. (a)	4,300	199,477

		745,511
Health Care Technology 1.1%
Cerner Corp.* (a)	2,900	246,674
Life Sciences Tools & Services 2.0%
Life Technologies Corp.*	4,800	250,896
QIAGEN NV* (a)	9,400	216,106

		467,002
Pharmaceuticals 1.3%
Biovail Corp.	17,800	298,506
Industrials 13.1%
Aerospace & Defense 1.7%
BE Aerospace, Inc.*	12,700	386,715
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.*	3,400	180,370
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	4,000	218,000
Construction & Engineering 1.1%
Aecom Technology Corp.* (a)	9,100	258,167
Electrical Equipment 2.0%
A123 Systems, Inc.* (a)	7,300	100,302
First Solar, Inc.* (a)	1,300	159,445
General Cable Corp.* (a)	7,200	194,400

		454,147
Industrial Conglomerates 1.4%
McDermott International, Inc.*	11,700	314,964
Machinery 2.2%
Joy Global, Inc.	5,100	288,660
Terex Corp.* (a)	9,900	224,829

		513,489
Professional Services 2.1%
FTI Consulting, Inc.* (a)	6,800	267,376
Robert Half International, Inc. (a)	7,000	213,010

		480,386
Road & Rail 0.8%
Genesee & Wyoming, Inc. "A"* (a)	5,300	180,836
Information Technology 21.5%
Communications Equipment 3.0%
F5 Networks, Inc.* (a)	5,100	313,701
Harris Corp.	2,700	128,223
Juniper Networks, Inc.* (a)	7,700	236,236

		678,160
Computers & Peripherals 0.9%
Lexmark International, Inc. "A"* (a)	5,500	198,440
Electronic Equipment, Instruments & Components 1.4%
Itron, Inc.* (a)	3,550	257,623
Sanmina-SCI Corp.* (a)	4,500	74,250

		331,873
Internet Software & Services 0.8%
VistaPrint NV* (a)	3,300	188,925
IT Services 3.8%
Cognizant Technology Solutions Corp. "A"*	8,700	443,526
CyberSource Corp.* (a)	15,100	266,364
Lender Processing Services, Inc.	4,000	151,000

		860,890
Semiconductors & Semiconductor Equipment 7.0%
Analog Devices, Inc. (a)	6,000	172,920
ARM Holdings PLC (ADR) (a)	23,100	246,939
ASML Holding NV (NY Registered Shares) (a)	5,000	177,000
Broadcom Corp. "A"	8,600	285,348
Cavium Networks, Inc.* (a)	8,000	198,880
Marvell Technology Group Ltd.* (a)	14,700	299,586
Novellus Systems, Inc.* (a)	9,200	230,000

		1,610,673
Software 4.6%
BMC Software, Inc.*	4,900	186,200
Concur Technologies, Inc.* (a)	5,100	209,151
McAfee, Inc.*	4,000	160,520
Rovi Corp.* (a)	5,900	219,067
Salesforce.com, Inc.* (a)	3,700	275,465

		1,050,403
Materials 7.1%
Chemicals 0.0%
Scotts Miracle-Gro Co. "A"	100	4,635
Construction Materials 0.8%
Martin Marietta Materials, Inc. (a)	2,100	175,455
Containers & Packaging 2.0%
Crown Holdings, Inc.*	9,000	242,640
Owens-Illinois, Inc.*	6,400	227,456

		470,096
Metals & Mining 3.2%
Cliffs Natural Resources, Inc.	3,400	241,230
Kinross Gold Corp.	11,700	199,953
United States Steel Corp. (a)	4,600	292,192

		733,375
Paper & Forest Products 1.1%
Schweitzer-Mauduit International, Inc. (a)	5,300	252,068
Telecommunication Services 2.2%
Wireless Telecommunication Services
American Tower Corp. "A"*	6,900	294,009
MetroPCS Communications, Inc.* (a)	28,200	199,656

		493,665

Total Common Stocks (Cost $17,124,321)		22,538,641
Securities Lending Collateral 31.1%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $7,114,513)	7,114,513	7,114,513
Cash Equivalents 1.2%
Central Cash Management Fund, 0.16% (b) (Cost $286,287)	286,287	286,287

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $24,525,121) †	130.8	29,939,441
Other Assets and Liabilities, Net	(30.8)	(7,048,600)

Net Assets	100.0	22,890,841

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $24,664,019.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $5,275,422.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,810,893 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $535,471.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $6,911,247 which is 30.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$22,538,641	$—	$—	$22,538,641
Short-Term Investments(d)	7,400,800	—	—	7,400,800
Total	$29,939,441	$—	$—	$29,939,441

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 17.6%
ABN Amro Bank NV, 0.25%, 6/25/2010	1,000,000	1,000,000
Banco Bilbao Vizcaya Argentaria SA, 0.24%, 4/6/2010	1,400,000	1,400,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.2%, 4/26/2010	2,200,000	2,200,000
0.21%, 5/11/2010	1,300,000	1,300,000
0.28%, 6/25/2010	1,300,000	1,300,000
BNP Paribas:
0.23%, 4/9/2010	1,600,000	1,600,000
0.24%, 6/4/2010	3,000,000	3,000,000
0.28%, 5/19/2010	800,000	800,000
Credit Agricole SA, 0.22%, 4/6/2010	1,600,000	1,600,000
Credit Industriel et Commercial, 0.3%, 4/23/2010	2,750,000	2,750,008
Dexia Credit Local, 0.49%, 4/5/2010	2,000,000	2,000,001
DnB NOR Bank ASA:
0.28%, 5/20/2010	800,000	800,000
0.34%, 5/5/2010	4,500,000	4,500,000
KBC Bank NV, 0.3%, 5/7/2010	1,800,000	1,800,000
Mizuho Corporate Bank Ltd.:
0.2%, 4/14/2010	3,300,000	3,300,000
0.2%, 4/26/2010	1,300,000	1,300,000
0.22%, 5/21/2010	1,000,000	1,000,000
0.24%, 6/11/2010	2,500,000	2,500,000
Nordea Bank Finland PLC, 0.75%, 9/23/2010	1,250,000	1,250,000
Skandinaviska Enskilda Banken AB, 0.3%, 5/4/2010	1,000,000	1,000,000
Societe Generale, 0.25%, 4/6/2010	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp., 0.2%, 4/15/2010	2,000,000	2,000,000
Svenska Handelsbanken AB, 0.21%, 6/10/2010	2,500,000	2,500,024
Toronto-Dominion Bank, 0.65%, 4/1/2010	500,000	500,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	1,500,000	1,511,610

Total Certificates of Deposit and Bank Notes (Cost $44,911,643)		44,911,643
Commercial Paper 36.4%
Issued at Discount **
Allied Irish Banks North America, Inc., 144A, 0.6%, 6/25/2010	800,000	798,867
Amsterdam Funding Corp., 144A, 0.32%, 7/20/2010	2,000,000	1,998,044
Anglo Irish Bank Corp., Ltd.:
144A, 0.35%, 4/9/2010	1,150,000	1,149,911
144A, 0.42%, 4/23/2010	3,000,000	2,999,230
BPCE SA:
0.24%, 5/5/2010	2,000,000	1,999,547
0.24%, 5/10/2010	2,000,000	1,999,480
Caisse D'Amortissement de la Dette Sociale, 0.48%, 4/19/2010	750,000	749,820
Cancara Asset Securitisation LLC, 144A, 0.23%, 4/20/2010	3,000,000	2,999,636
Clipper Receivables Co., LLC, 0.2%, 5/7/2010	2,200,000	2,199,560
Coca-Cola Co., 0.25%, 8/16/2010	1,300,000	1,298,763
Danske Corp.:
144A, 0.18%, 4/12/2010	4,250,000	4,249,766
144A, 0.2%, 4/12/2010	2,100,000	2,099,872
144A, 0.2%, 4/21/2010	1,500,000	1,499,833
144A, 0.2%, 5/4/2010	1,300,000	1,299,762
ENI Finance USA, Inc., 0.18%, 4/9/2010	1,300,000	1,299,948
General Electric Capital Corp., 0.22%, 4/23/2010	1,300,000	1,299,825
Grampian Funding LLC:
144A, 0.25%, 4/16/2010	2,000,000	1,999,792
144A, 0.26%, 5/18/2010	2,100,000	2,099,287
144A, 0.28%, 4/12/2010	1,400,000	1,399,880
144A, 0.31%, 4/6/2010	2,000,000	1,999,914
Hannover Funding Co., LLC:
0.5%, 5/19/2010	1,000,000	999,333
0.5%, 5/24/2010	2,000,000	1,998,528
0.5%, 5/25/2010	800,000	799,400
Irish Life & Permanent Group Holdings PLC, 144A, 0.4%, 4/13/2010	1,500,000	1,499,800
Johnson & Johnson, 144A, 0.22%, 7/12/2010	1,000,000	999,377
JPMorgan Chase & Co., 0.25%, 7/26/2010	1,250,000	1,248,993
KBC Financial Products International Ltd.:
144A, 0.32%, 5/10/2010	1,000,000	999,653
144A, 0.33%, 4/13/2010	1,200,000	1,199,868
Kreditanstalt fuer Wiederaufbau, 0.18%, 5/21/2010	1,345,000	1,344,664
Nestle Finance International Ltd., 0.27%, 8/25/2010	1,350,000	1,348,522
Nieuw Amsterdam Receivables Corp.:
144A, 0.21%, 4/1/2010	1,300,000	1,300,000
144A, 0.21%, 4/16/2010	1,200,000	1,199,895
144A, 0.22%, 4/14/2010	1,000,000	999,921
NRW.Bank:
0.21%, 4/8/2010	1,300,000	1,299,947
0.21%, 4/12/2010	2,200,000	2,199,855
0.21%, 4/13/2010	1,000,000	999,930
0.22%, 5/17/2010	1,000,000	999,719
0.22%, 5/18/2010	1,300,000	1,299,627
0.22%, 5/25/2010	1,000,000	999,670
0.25%, 7/6/2010	1,750,000	1,748,833
0.45%, 7/8/2010	1,500,000	1,498,162
Romulus Funding Corp.:
144A, 0.2%, 4/9/2010	1,250,000	1,249,925
144A, 0.3%, 5/7/2010	700,000	699,790
Salisbury Receivables Co., LLC, 144A, 0.2%, 5/5/2010	500,000	499,906
Scaldis Capital LLC:
0.2%, 4/20/2010	1,000,000	999,894
0.21%, 4/23/2010	500,000	499,936
Sheffield Receivables Corp., 144A, 0.22%, 6/3/2010	1,300,000	1,299,500
Societe de Prise de Participation de l'Etat, 144A, 0.2%, 5/18/2010	1,000,000	999,739
Societe Generale North America, Inc., 0.24%, 5/14/2010	1,000,000	999,713
Standard Chartered Bank, 0.25%, 4/1/2010	500,000	500,000
Straight-A Funding LLC:
144A, 0.17%, 4/20/2010	1,000,000	999,910
144A, 0.17%, 4/27/2010	1,800,000	1,799,779
144A, 0.18%, 5/5/2010	1,500,000	1,499,745
144A, 0.19%, 5/19/2010	1,500,000	1,499,620
144A, 0.2%, 6/2/2010	750,000	749,742
Swedbank AB:
144A, 0.86%, 6/3/2010	1,000,000	998,495
144A, 0.89%, 5/28/2010	1,300,000	1,298,168
144A, 0.99%, 5/12/2010	1,700,000	1,698,083
144A, 1.07%, 6/10/2010	1,650,000	1,646,567
144A, 1.09%, 6/14/2010	1,000,000	997,759
Sydney Capital Corp.:
144A, 0.48%, 4/15/2010	350,000	349,935
144A, 0.51%, 5/17/2010	400,000	399,739
Tasman Funding, Inc., 144A, 0.27%, 5/14/2010	1,300,000	1,299,581
Total Capital Canada Ltd., 144A, 0.2%, 5/20/2010	1,750,000	1,749,524
Toyota Motor Credit Corp.:
0.23%, 5/10/2010	1,000,000	999,751
0.25%, 4/8/2010	1,000,000	999,951
0.3%, 4/8/2010	1,000,000	999,942
0.3%, 4/14/2010	800,000	799,913

Total Commercial Paper (Cost $92,959,041)		92,959,041
Short Term Notes * 19.2%
ANZ National International Ltd., 144A, 0.351%, 10/19/2010	1,500,000	1,500,000
ASB Finance Ltd., 144A, 0.358%, 12/3/2010	5,000,000	5,000,275
Bank of America Corp., 0.42%, 8/13/2010	1,500,000	1,500,711
Bank of Nova Scotia, 0.255%, 11/23/2010	2,500,000	2,500,000
Barclays Bank PLC, 0.447%, 4/21/2010	2,000,000	2,000,000
Canadian Imperial Bank of Commerce:
0.2%, 8/25/2010	1,500,000	1,500,000
0.23%, 10/15/2010	1,300,000	1,300,000
0.25%, 7/26/2010	2,500,000	2,500,000
Commonwealth Bank of Australia:
144A, 0.272%, 1/3/2011	1,380,000	1,380,000
144A, 0.381%, 6/24/2010	3,000,000	3,000,000
Intesa Sanpaolo SpA, 0.285%, 9/24/2010	1,800,000	1,800,000
JPMorgan Chase Bank NA, 0.247%, 4/28/2011	1,300,000	1,300,000
National Australia Bank Ltd.:
144A, 0.276%, 1/27/2011	1,000,000	1,000,000
0.351%, 7/12/2010	1,500,000	1,500,000
Natixis:
0.28%, 6/9/2010	2,000,000	2,000,000
0.3%, 5/5/2010	1,500,000	1,500,000
Procter & Gamble International Funding SCA, 0.258%, 5/7/2010	1,300,000	1,300,000
Rabobank Nederland NV:
0.229%, 11/22/2010	1,000,000	1,000,000
0.23%, 3/11/2011	1,800,000	1,800,000
144A, 0.252%, 4/7/2011	4,000,000	4,000,000
144A, 0.65%, 5/19/2010	1,800,000	1,801,122
Royal Bank of Canada, 0.247%, 2/24/2011	675,000	675,000
Toronto-Dominion Bank, 0.228%, 2/4/2011	1,500,000	1,500,000
Westpac Banking Corp.:
0.27%, 1/10/2011	1,300,000	1,300,000
144A, 0.285%, 12/13/2010	2,000,000	2,000,000
0.304%, 7/6/2010	2,500,000	2,500,000

Total Short Term Notes (Cost $49,157,108)		49,157,108
Supranational 1.0%
Inter-American Development Bank, 0.34% **, 8/16/2010	1,400,000	1,398,189
International Bank for Reconstruction & Development, 0.01% **, 6/28/2010	1,300,000	1,299,205

Total Supranational (Cost $2,697,394)		2,697,394
Government & Agency Obligations 11.1%
Other Government Related (a) 1.8%
Queensland Treasury Corp., 0.271% *, 6/18/2010	2,500,000	2,500,000
Royal Bank of Scotland PLC, 0.3% *, 5/21/2010	2,000,000	2,000,000

		4,500,000
US Government Sponsored Agencies 6.9%
Federal Home Loan Bank, 0.4%, 1/4/2011	700,000	699,918
Federal Home Loan Mortgage Corp.:
0.199% **, 8/17/2010	1,500,000	1,498,850
0.238% **, 9/1/2010	2,650,000	2,647,297
0.279% **, 10/26/2010	1,300,000	1,297,897
0.378% **, 10/25/2010	800,000	798,252
0.421% **, 5/17/2010	1,500,000	1,499,176
Federal National Mortgage Association:
0.208% **, 7/1/2010	1,300,000	1,299,310
0.208% **, 8/2/2010	3,000,000	2,997,847
0.279% **, 11/1/2010	1,000,000	998,336
0.348% **, 10/1/2010	1,000,000	998,221
0.369% **, 12/1/2010	1,380,000	1,376,539
0.546% **, 8/5/2010	1,600,000	1,596,920

		17,708,563
US Treasury Obligations 2.4%
US Treasury Bills:
0.49% **, 7/29/2010	500,000	499,190
0.53% **, 6/3/2010	1,650,000	1,648,470
0.6% **, 6/3/2010	1,600,000	1,598,320
US Treasury Notes:
1.5%, 10/31/2010	1,000,000	1,006,629
2.75%, 7/31/2010	650,000	654,801
4.5%, 11/15/2010	750,000	769,318

		6,176,728

Total Government & Agency Obligations (Cost $28,385,291)		28,385,291
Repurchase Agreements 14.8%
JPMorgan Securities, Inc., 0.005%, dated 3/31/2010, to be repurchased at $9,650,466 on 4/1/2010 (b)	9,650,465	9,650,465
JPMorgan Securities, Inc., 0.01%, dated 3/31/2010, to be repurchased at $28,111,011 on 4/1/2010 (c)	28,111,003	28,111,003

Total Repurchase Agreements (Cost $37,761,468)		37,761,468

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $255,871,945) †	100.1	255,871,945
Other Assets and Liabilities, Net	(0.1)	(277,227)

Net Assets	100.0	255,594,718

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $255,871,945.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by $15,145,000 US Treasury STRIPS, maturing on 5/15/2020 with a value of $9,843,645.
(c)	Collateralized by $27,649,152 Federal Home Loan Mortgage Corp., with various coupon rates from 4.0-5.5%, with various maturity dates of 6/1/2014-12/1/2038 with a value of $28,675,606.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(d)	$—	$255,871,945	$—	$255,871,945
Total	$—	$255,871,945	$—	$255,871,945

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 15.9%
Auto Components 0.7%
Gentex Corp.	29,600	574,832
Diversified Consumer Services 1.0%
Capella Education Co.* (a)	9,100	844,844
Hotels Restaurants & Leisure 1.8%
Buffalo Wild Wings, Inc.* (a)	20,600	991,066
Red Robin Gourmet Burgers, Inc.*	18,900	461,916

		1,452,982
Media 1.4%
Cinemark Holdings, Inc.	64,300	1,179,262
Specialty Retail 8.7%
Advance Auto Parts, Inc.	21,000	880,320
Children's Place Retail Stores, Inc.* (a)	29,300	1,305,315
DSW, Inc. "A"* (a)	47,300	1,207,569
Guess?, Inc.	31,500	1,479,870
hhgregg, Inc.* (a)	36,800	928,832
Urban Outfitters, Inc.*	36,400	1,384,292

		7,186,198
Textiles, Apparel & Luxury Goods 2.3%
Carter's, Inc.*	16,800	506,520
True Religion Apparel, Inc.* (a)	46,100	1,399,596

		1,906,116
Consumer Staples 4.0%
Food & Staples Retailing 0.3%
Casey's General Stores, Inc.	8,800	276,320
Food Products 3.7%
American Italian Pasta Co. "A"*	11,800	458,666
Darling International, Inc.*	72,900	653,184
Diamond Foods, Inc.	15,155	637,116
Green Mountain Coffee Roasters, Inc.*	13,250	1,282,865

		3,031,831
Energy 6.8%
Energy Equipment & Services 2.1%
Atwood Oceanics, Inc.*	11,700	405,171
Dril-Quip, Inc.*	13,900	845,676
Superior Well Services, Inc.* (a)	37,300	499,074

		1,749,921
Oil, Gas & Consumable Fuels 4.7%
BPZ Resources, Inc.* (a)	90,000	661,500
Carrizo Oil & Gas, Inc.* (a)	34,000	780,300
Concho Resources, Inc.*	12,300	619,428
EXCO Resources, Inc.	47,900	880,402
Goodrich Petroleum Corp.* (a)	15,700	245,548
Northern Oil & Gas, Inc.*	41,200	653,020

		3,840,198
Financials 6.9%
Capital Markets 2.2%
Stifel Financial Corp.* (a)	16,300	876,125
Waddell & Reed Financial, Inc. "A"	26,400	951,456

		1,827,581
Commercial Banks 1.9%
East West Bancorp., Inc. (a)	48,900	851,838
Prosperity Bancshares, Inc. (a)	16,600	680,600

		1,532,438
Consumer Finance 1.5%
Dollar Financial Corp.* (a)	49,600	1,193,376
Diversified Financial Services 1.3%
Portfolio Recovery Associates, Inc.* (a)	19,920	1,093,010
Insurance 0.0%
Primerica, Inc.*	2,400	36,000
Health Care 22.5%
Biotechnology 7.7%
Alexion Pharmaceuticals, Inc.*	16,600	902,542
BioMarin Pharmaceutical, Inc.* (a)	35,800	836,646
Halozyme Therapeutics, Inc.* (a)	72,500	579,275
Human Genome Sciences, Inc.*	45,000	1,359,000
ImmunoGen, Inc.*	52,500	424,725
Incyte Corp.* (a)	34,600	483,016
InterMune, Inc.* (a)	12,100	539,297
Regeneron Pharmaceuticals, Inc.*	24,500	649,005
United Therapeutics Corp.*	10,600	586,498

		6,360,004
Health Care Equipment & Supplies 3.6%
ev3, Inc.*	39,200	621,712
Hologic, Inc.*	29,400	545,076
Kinetic Concepts, Inc.*	12,200	583,282
Thoratec Corp.* (a)	37,300	1,247,685

		2,997,755
Health Care Providers & Services 3.8%
Genoptix, Inc.* (a)	34,600	1,227,954
Gentiva Health Services, Inc.*	39,300	1,111,404
Owens & Minor, Inc.	17,600	816,464

		3,155,822
Health Care Technology 3.1%
athenahealth, Inc.*	11,500	420,440
Cerner Corp.* (a)	7,500	637,950
Merge Healthcare, Inc.*	75,707	156,714
SXC Health Solutions Corp.*	19,900	1,338,872

		2,553,976
Pharmaceuticals 4.3%
Biovail Corp.	39,700	665,769
Flamel Technologies SA (ADR)*	55,700	477,349
Par Pharmaceutical Companies, Inc.*	42,700	1,058,960
Questcor Pharmaceuticals, Inc.*	117,500	967,025
VIVUS, Inc.* (a)	44,000	383,680

		3,552,783
Industrials 15.9%
Aerospace & Defense 1.6%
BE Aerospace, Inc.*	42,500	1,294,125
Air Freight & Logistics 1.0%
Atlas Air Worldwide Holdings, Inc.*	16,200	859,410
Commercial Services & Supplies 1.1%
EnerNOC, Inc.* (a)	31,300	928,984
Construction & Engineering 0.5%
MYR Group, Inc.*	23,600	384,916
Electrical Equipment 4.9%
A-Power Energy Generation Systems Ltd.* (a)	56,500	605,680
A123 Systems, Inc.* (a)	26,200	359,988
AZZ, Inc.	15,800	534,830
Baldor Electric Co. (a)	35,100	1,312,740
General Cable Corp.* (a)	27,200	734,400
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	35,800	456,092

		4,003,730
Machinery 3.3%
Badger Meter, Inc. (a)	20,100	774,051
RBC Bearings, Inc.*	42,300	1,348,101
Terex Corp.*	28,200	640,422

		2,762,574
Professional Services 2.1%
FTI Consulting, Inc.*	21,700	853,244
TrueBlue, Inc.*	58,100	900,550

		1,753,794
Road & Rail 1.4%
Genesee & Wyoming, Inc. "A"*	18,600	634,632
Knight Transportation, Inc. (a)	25,600	539,904

		1,174,536
Information Technology 23.7%
Communications Equipment 0.7%
Polycom, Inc.*	19,800	605,484
Computers & Peripherals 1.6%
Lexmark International, Inc. "A"* (a)	36,100	1,302,488
Electronic Equipment, Instruments & Components 1.2%
Itron, Inc.*	13,300	965,181
Internet Software & Services 3.7%
Digital River, Inc.*	28,000	848,400
MercadoLibre, Inc.* (a)	25,000	1,205,250
NIC, Inc.	45,100	354,937
VistaPrint NV*	11,400	652,650

		3,061,237
IT Services 4.5%
CyberSource Corp.* (a)	61,100	1,077,804
Forrester Research, Inc.*	35,800	1,076,506
iGATE Corp.	74,700	726,831
Telvent GIT SA	29,900	859,924

		3,741,065
Semiconductors & Semiconductor Equipment 5.2%
Atheros Communications*	27,700	1,072,267
Cavium Networks, Inc.*	32,850	816,651
Microsemi Corp.*	26,200	454,308
Netlogic Microsystems, Inc.* (a)	38,400	1,130,112
Novellus Systems, Inc.* (a)	32,200	805,000

		4,278,338
Software 6.8%
ArcSight, Inc.* (a)	40,000	1,126,000
Blackboard, Inc.* (a)	6,300	262,458
CommVault Systems, Inc.*	17,100	365,085
Concur Technologies, Inc.* (a)	22,200	910,422
Epicor Software Corp.*	81,100	775,316
FalconStor Software, Inc.*	44,025	153,207
Taleo Corp. "A"*	40,900	1,059,719
VanceInfo Technologies, Inc. (ADR)* (a)	43,600	971,844

		5,624,051
Materials 2.9%
Metals & Mining 1.8%
North American Palladium Ltd.*	91,400	372,912
Thompson Creek Metals Co., Inc.*	28,900	391,017
Vista Gold Corp.* (a)	80,400	161,604
Walter Energy, Inc.	6,200	572,074

		1,497,607
Paper & Forest Products 1.1%
Schweitzer-Mauduit International, Inc.	19,000	903,640
Telecommunication Services 0.7%
Wireless Telecommunication Services
Syniverse Holdings, Inc.*	31,000	603,570

Total Common Stocks (Cost $59,193,320)		82,089,979
Securities Lending Collateral 29.5%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $24,425,498)	24,425,498	24,425,498
Cash Equivalents 2.1%
Central Cash Management Fund, 0.16% (b) (Cost $1,695,273)	1,695,273	1,695,273

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $85,314,091) †	130.9	108,210,750
Other Assets and Liabilities, Net (a)	(30.9)	(25,546,802)

Net Assets	100.0	82,663,948

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $85,642,563.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $22,568,187.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,003,736 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,435,549.

(a)
All or a portion of these securities were on loan amounting to $23,422,468. In addition, included in other assets and liabilities, net is a pending sale, amounting to $145,452, that is also on loan. The value of all securities loaned at March 31, 2010 amounted to $23,567,920 which is 28.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$82,089,979	$—	$—	$82,089,979
Short-Term Investments(d)	26,120,771	—	—	26,120,771
Total	$108,210,750	$—	$—	$108,210,750

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)
DWS Strategic Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 64.7%
Consumer Discretionary 8.4%
AMC Entertainment, Inc., 8.0%, 3/1/2014		105,000	105,656
American Achievement Corp., 144A, 8.25%, 4/1/2012		30,000	29,700
Ameristar Casinos, Inc., 9.25%, 6/1/2014 (b)		115,000	120,462
ArvinMeritor, Inc., 10.625%, 3/15/2018 (b)		60,000	62,100
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		65,000	61,912
8.0%, 3/15/2014		30,000	30,075
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		120,000	120,000
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		45,000	47,025
Brunswick Corp., 144A, 11.25%, 11/1/2016		45,000	51,188
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		50,000	16,563
Carrols Corp., 9.0%, 1/15/2013		30,000	30,525
CBS Corp., 5.75%, 4/15/2020 (c)		160,000	160,688
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		25,000	25,688
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		15,000	15,581
Series B, 144A, 9.25%, 12/15/2017		25,000	26,125
Comcast Corp., 5.15%, 3/1/2020		145,000	146,303
DirecTV Holdings LLC:
144A, 6.35%, 3/15/2040		290,000	287,872
7.625%, 5/15/2016		145,000	162,400
DISH DBS Corp.:
6.375%, 10/1/2011		345,000	358,800
6.625%, 10/1/2014		65,000	65,487
7.125%, 2/1/2016		155,000	157,906
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (d)		52,000	51,610
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		65,000	731
Ford Motor Co., 7.45%, 7/16/2031 (b)		65,000	61,425
GameStop Corp., 8.0%, 10/1/2012		60,000	62,250
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011 (b)		125,000	130,937
10.5%, 5/15/2016 (b)		25,000	27,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		55,000	54,450
Group 1 Automotive, Inc.:
144A, 3.0%, 3/15/2020 (b)		65,000	64,408
8.25%, 8/15/2013		30,000	30,863
Harrah's Operating Co., Inc., 11.25%, 6/1/2017		240,000	258,600
Hertz Corp., 8.875%, 1/1/2014		285,000	292,837
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		39,000	33,345
JC Penney Corp., Inc., Series A, 6.875%, 10/15/2015		143,000	151,580
Lamar Media Corp., Series C, 6.625%, 8/15/2015		20,000	19,225
Lear Corp.:
7.875%, 3/15/2018		40,000	40,450
8.125%, 3/15/2020 (b)		40,000	40,650
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	100,000	138,442
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		25,000	26,313
Macy's Retail Holdings, Inc.:
5.9%, 12/1/2016		143,000	142,642
8.875%, 7/15/2015 (b)		10,000	11,300
Mediacom Broadband LLC, 8.5%, 10/15/2015		75,000	76,687
MGM MIRAGE:
144A, 9.0%, 3/15/2020		65,000	66,950
144A, 10.375%, 5/15/2014		45,000	49,613
144A, 11.125%, 11/15/2017		50,000	56,250
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		25,000	22,125
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		25,610	26,122
10.375%, 10/15/2015		80,000	82,600
Norcraft Holdings LP, 9.75%, 9/1/2012		71,000	67,450
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		25,000	25,375
Penske Automotive Group, Inc., 7.75%, 12/15/2016		175,000	168,437
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015 (b)		40,000	34,600
144A, 8.625%, 8/1/2017		310,000	303,025
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		50,000	500
Sabre Holdings Corp., 8.35%, 3/15/2016		160,000	152,000
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		70,000	65,244
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		50,000	54,500
Simmons Co., 10.0%, 12/15/2014 **		185,000	3,469
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015 (b)		55,000	54,794
Sonic Automotive, Inc.:
Series B, 8.625%, 8/15/2013		33,000	33,949
144A, 9.0%, 3/15/2018		95,000	97,375
Standard Pacific Corp., 10.75%, 9/15/2016		50,000	53,188
Travelport LLC:
4.877% ***, 9/1/2014		45,000	44,100
9.875%, 9/1/2014		45,000	47,025
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		15,000	75
United Components, Inc., 9.375%, 6/15/2013		10,000	10,050
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		100,000	103,125
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	200,000	275,560
144A, 8.0%, 11/1/2016	EUR	100,000	134,390
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		21,367	8,974
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		45,000	48,094
Wyndham Worldwide Corp.:
6.0%, 12/1/2016		290,000	287,287
7.375%, 3/1/2020		145,000	146,960
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		275,000	1,925

			6,322,932
Consumer Staples 2.2%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016 (b)		70,000	73,150
Altria Group, Inc., 10.2%, 2/6/2039		200,000	268,138
B&G Foods, Inc., 7.625%, 1/15/2018		25,000	25,469
Central Garden & Pet Co., 8.25%, 3/1/2018		35,000	35,481
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		35,000	35,875
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	79,475
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		40,000	37,850
Ingles Markets, Inc., 8.875%, 5/15/2017 (b)		30,000	31,350
Kraft Foods, Inc., 5.375%, 2/10/2020		145,000	147,371
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		223,000	194,010
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		25,000	26,250
Reynolds American, Inc., 6.75%, 6/15/2017		200,000	214,217
Rite Aid Corp., 7.5%, 3/1/2017		60,000	55,650
Smithfield Foods, Inc.:
7.75%, 7/1/2017		115,000	112,987
144A, 10.0%, 7/15/2014		85,000	94,775
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		35,000	35,437
TreeHouse Foods, Inc., 7.75%, 3/1/2018		25,000	25,938
Tyson Foods, Inc., 7.85%, 4/1/2016		120,000	129,000

			1,622,423
Energy 8.5%
Anadarko Petroleum Corp., 6.2%, 3/15/2040		240,000	236,140
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		115,000	126,500
12.125%, 8/1/2017		55,000	62,975
Belden & Blake Corp., 8.75%, 7/15/2012		310,000	289,850
Bill Barrett Corp., 9.875%, 7/15/2016 (b)		40,000	43,100
Bristow Group, Inc., 7.5%, 9/15/2017		70,000	70,700
Cenovus Energy, Inc., 144A, 5.7%, 10/15/2019		120,000	126,181
Chaparral Energy, Inc., 8.5%, 12/1/2015		120,000	109,500
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		55,000	52,388
6.875%, 1/15/2016		60,000	59,250
6.875%, 11/15/2020		75,000	72,937
7.25%, 12/15/2018 (b)		100,000	100,000
9.5%, 2/15/2015		185,000	201,187
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015 (c)		70,000	71,225
Colorado Interstate Gas Co., 6.8%, 11/15/2015		30,000	33,495
Concho Resources, Inc., 8.625%, 10/1/2017		25,000	26,500
ConocoPhillips, 5.75%, 2/1/2019		143,000	155,884
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017 (c)		115,000	118,162
144A, 8.25%, 4/1/2020 (c)		115,000	118,162
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020 (c)		35,000	35,175
8.25%, 10/1/2019		20,000	21,200
Crosstex Energy LP, 144A, 8.875%, 2/15/2018 (b)		55,000	56,719
DCP Midstream LLC, 144A, 5.35%, 3/15/2020		165,000	165,335
Dynegy Holdings, Inc., 7.75%, 6/1/2019		65,000	49,075
El Paso Corp.:
7.25%, 6/1/2018		55,000	56,755
9.625%, 5/15/2012		255,000	275,571
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		155,000	156,893
Enbridge Energy Partners LP, 5.2%, 3/15/2020		145,000	145,632
Enterprise Products Operating LLC, 5.25%, 1/31/2020		165,000	166,500
EXCO Resources, Inc., 7.25%, 1/15/2011		95,000	95,237
Frontier Oil Corp., 6.625%, 10/1/2011		40,000	40,300
Hilcorp Energy I LP, 144A, 8.0%, 2/15/2020		35,000	33,950
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		55,000	55,550
Husky Energy, Inc., 7.25%, 12/15/2019		210,000	243,243
KCS Energy, Inc., 7.125%, 4/1/2012		240,000	240,000
Linn Energy LLC:
144A, 8.625%, 4/15/2020 (c)		55,000	55,069
144A, 11.75%, 5/15/2017		75,000	85,125
Mariner Energy, Inc.:
7.5%, 4/15/2013		60,000	60,450
8.0%, 5/15/2017		95,000	93,337
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	91,350
Nexen, Inc., 6.2%, 7/30/2019		90,000	97,033
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		55,000	56,237
OPTI Canada, Inc.:
7.875%, 12/15/2014		215,000	201,025
8.25%, 12/15/2014		130,000	122,200
Petrohawk Energy Corp.:
7.875%, 6/1/2015		30,000	30,563
9.125%, 7/15/2013		65,000	67,844
Plains Exploration & Production Co.:
7.0%, 3/15/2017		60,000	59,100
7.625%, 6/1/2018		110,000	111,100
8.625%, 10/15/2019		55,000	58,300
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		170,000	161,500
11.75%, 1/1/2016		15,000	17,175
Regency Energy Partners LP:
8.375%, 12/15/2013		80,000	83,000
144A, 9.375%, 6/1/2016		115,000	121,900
Sabine Pass LNG LP, 7.25%, 11/30/2013		115,000	108,100
Southwestern Energy Co., 7.5%, 2/1/2018 (b)		85,000	92,225
Stone Energy Corp.:
6.75%, 12/15/2014		95,000	83,600
8.625%, 2/1/2017		125,000	123,125
Valero Energy Corp., 6.125%, 2/1/2020		160,000	160,040
Western Refining, Inc., 144A, 10.75% ***, 6/15/2014		25,000	22,500
Whiting Petroleum Corp.:
7.25%, 5/1/2012		125,000	125,312
7.25%, 5/1/2013		20,000	20,250
Williams Partners LP, 144A, 5.25%, 3/15/2020		200,000	200,408

			6,419,139
Financials 18.5%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		125,000	115,000
American International Group, Inc., Series G, 5.6%, 10/18/2016		290,000	269,923
Ameriprise Financial, Inc., 5.3%, 3/15/2020		105,000	106,222
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		30,000	30,900
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		75,400	33,930
Bank of America Corp., 7.625%, 6/1/2019		180,000	205,895
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		30,000	3,975
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		120,000	122,700
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		45,000	46,688
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		100,000	103,500
CIT Group, Inc., 7.0%, 5/1/2017 (b)		215,000	198,338
Citigroup Funding, Inc., 5.0%, 4/7/2013		295,000	286,150
Citigroup, Inc., 8.5%, 5/22/2019		167,000	194,920
CNA Financial Corp., 6.5%, 8/15/2016		143,000	146,517
Conproca SA de CV, REG S, 12.0%, 6/16/2010		74,100	75,669
Depfa ACS Bank, 144A, 9.118% ***, 10/6/2023		1,000,000	875,000
Discover Bank, 8.7%, 11/18/2019		290,000	317,629
E*TRADE Financial Corp., 7.375%, 9/15/2013		120,000	115,200
Express LLC, 144A, 8.75%, 3/1/2018		45,000	45,900
FCE Bank PLC, 9.375%, 1/17/2014	EUR	100,000	147,221
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		60,000	62,033
7.375%, 2/1/2011		45,000	46,124
7.5%, 8/1/2012		500,000	517,740
9.875%, 8/10/2011		145,000	153,785
GE Capital European Funding, 4.25%, 3/1/2017	EUR	290,000	399,497
General Electric Capital Corp., 5.5%, 1/8/2020		225,000	229,560
GMAC, Inc.:
6.875%, 9/15/2011		297,000	301,826
7.0%, 2/1/2012		185,000	188,238
7.25%, 3/2/2011		455,000	462,963
144A, 8.0%, 3/15/2020		80,000	82,000
144A, 8.3%, 2/12/2015		35,000	36,750
Hartford Financial Services Group, Inc.:
5.5%, 3/30/2020		50,000	49,245
6.625%, 3/30/2040		85,000	83,636
Health Care REIT, Inc., (REIT), 6.125%, 4/15/2020 (c)		215,000	215,668
Hellas Telecommunications Finance SCA, 144A, 8.684% ***, 7/15/2015 (PIK)	EUR	104,583	16
Hexion Finance Escrow LLC, 144A, 8.875%, 2/1/2018		100,000	98,500
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019		140,000	145,389
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		200,000	214,786
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		165,000	166,650
Hutchison Whampoa Finance 09 Ltd., 4.75%, 11/14/2016	EUR	150,000	209,000
Intergas Finance BV, REG S, 6.875%, 11/4/2011		275,000	288,750
International Finance Corp., 5.75%, 3/16/2015	AUD	285,000	258,698
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		40,000	40,890
144A, 8.75%, 3/15/2017		80,000	81,843
iPayment, Inc., 9.75%, 5/15/2014		45,000	41,063
LBI Escrow Corp., 144A, 8.0%, 11/1/2017 (c)		100,000	103,750
Lincoln National Corp., 8.75%, 7/1/2019		167,000	204,203
Lloyds TSB Bank PLC, 144A, 5.8%, 1/13/2020		54,000	52,687
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		225,000	224,433
MetLife, Inc., 7.717%, 2/15/2019		180,000	210,179
Morgan Stanley, Series F, 5.625%, 9/23/2019		165,000	164,418
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		90,000	15,975
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		45,000	42,750
11.5%, 5/1/2016		20,000	22,600
Nomura Holdings, Inc., 6.7%, 3/4/2020		90,000	93,403
Nuveen Investments, Inc., 10.5%, 11/15/2015		40,000	38,800
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		200,000	189,500
Pacific Life Global Funding, 144A, 4.9% ***, 2/6/2016		386,000	365,225
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		35,000	35,875
PNC Bank NA, 6.875%, 4/1/2018		180,000	199,623
Principal Financial Group, Inc., 8.875%, 5/15/2019		180,000	216,154
ProLogis, (REIT), 6.875%, 3/15/2020		290,000	286,443
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		13,000	13,699
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019		240,000	308,023
SLM Corp., 8.0%, 3/25/2020		25,000	24,344
Sprint Capital Corp.:
7.625%, 1/30/2011 (b)		50,000	51,438
8.375%, 3/15/2012		135,000	140,400
Svenska Handelsbanken AB, 144A, 5.125%, 3/30/2020		210,000	210,030
Teachers Insurance & Annuity Association of America, 144A, 6.85%, 12/16/2039		185,000	200,675
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		290,000	287,318
Toyota Motor Credit Corp., 5.25%, 2/3/2012	EUR	270,000	385,755
Toys “R” Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		50,000	55,750
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		150,000	131
UCI Holdco, Inc., 8.257% ***, 12/15/2013 (PIK)		77,990	73,311
Vale Overseas Ltd., 5.625%, 9/15/2019		160,000	165,222
Virgin Media Finance PLC:
8.75%, 4/15/2014		84,000	85,995
Series 1, 9.5%, 8/15/2016		300,000	327,750
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018		375,000	375,938
Westpac Banking Corp., 4.875%, 11/19/2019		145,000	144,025
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	180,000	261,351
144A, 11.75%, 7/15/2017		100,000	110,500
144A, 11.75%, 7/15/2017	EUR	60,000	89,953
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	50,000	65,675
Woori Bank, 144A, 4.5%, 10/7/2015 (c)		305,000	303,239

			13,962,467
Health Care 3.5%
Community Health Systems, Inc., 8.875%, 7/15/2015		575,000	595,125
HCA, Inc.:
144A, 7.875%, 2/15/2020		365,000	382,109
144A, 8.5%, 4/15/2019		45,000	48,403
9.125%, 11/15/2014		155,000	163,719
9.25%, 11/15/2016		310,000	329,569
9.625%, 11/15/2016 (PIK)		152,000	162,830
HEALTHSOUTH Corp., 10.75%, 6/15/2016		50,000	54,063
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	96,781
Life Technologies Corp., 6.0%, 3/1/2020		215,000	220,133
Medtronic, Inc., 4.45%, 3/15/2020		135,000	134,354
Novasep Holding SAS, 144A, 9.625%, 12/15/2016	EUR	50,000	65,422
The Cooper Companies, Inc., 7.125%, 2/15/2015		95,000	94,406
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		65,000	63,213
Watson Pharmaceuticals, Inc., 6.125%, 8/15/2019		220,000	231,249

			2,641,376
Industrials 4.5%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		20,000	21,850
Actuant Corp., 6.875%, 6/15/2017		40,000	38,800
ARAMARK Corp., 8.5%, 2/1/2015		20,000	20,450
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		105,000	112,087
Belden, Inc.:
7.0%, 3/15/2017		45,000	44,325
144A, 9.25%, 6/15/2019		40,000	42,700
Bombardier, Inc.:
144A, 7.5%, 3/15/2018		25,000	26,063
144A, 7.75%, 3/15/2020		55,000	57,475
Cenveo Corp.:
144A, 8.875%, 2/1/2018		100,000	101,125
144A, 10.5%, 8/15/2016		55,000	56,031
Clean Harbors, Inc., 7.625%, 8/15/2016		35,000	35,525
Congoleum Corp., 8.625%, 8/1/2008 **		125,000	26,250
Corrections Corp. of America, 7.75%, 6/1/2017 (b)		30,000	31,350
Garda World Security Corp., 144A, 9.75%, 3/15/2017		60,000	61,425
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		50,000	50,438
Hutchison Whampoa International 09/19 Ltd., 144A, 5.75%, 9/11/2019		225,000	233,562
Iron Mountain, Inc., 8.375%, 8/15/2021		80,000	83,200
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		55,000	50,738
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		115,000	115,862
7.625%, 12/1/2013		155,000	158,487
144A, 8.0%, 2/1/2018		105,000	107,625
Kansas City Southern Railway Co., 8.0%, 6/1/2015		100,000	103,875
Masco Corp., 7.125%, 3/15/2020		145,000	146,476
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		95,000	97,019
Mobile Mini, Inc., 9.75%, 8/1/2014		65,000	67,275
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		75,000	75,563
Oshkosh Corp.:
144A, 8.25%, 3/1/2017		10,000	10,325
144A, 8.5%, 3/1/2020		25,000	25,875
Owens Corning, Inc., 9.0%, 6/15/2019 (b)		217,000	255,714
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		75,000	77,813
RailAmerica, Inc., 9.25%, 7/1/2017		40,000	42,650
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		45,000	46,800
Republic Services, Inc., 144A, 5.0%, 3/1/2020		140,000	137,285
Sitel LLC, 144A, 11.5%, 4/1/2018		95,000	95,712
Textron, Inc., 7.25%, 10/1/2019		312,000	337,082
Titan International, Inc., 8.0%, 1/15/2012		195,000	195,000
TransDigm, Inc., 7.75%, 7/15/2014		30,000	30,675
United Rentals North America, Inc., 7.0%, 2/15/2014		175,000	161,875
USG Corp., 144A, 9.75%, 8/1/2014		45,000	47,700

			3,430,082
Information Technology 1.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		70,000	49,350
Equinix, Inc., 8.125%, 3/1/2018		120,000	124,200
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		125,000	119,375
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	31,575
L-3 Communications Corp.:
5.875%, 1/15/2015		105,000	106,837
Series B, 6.375%, 10/15/2015		80,000	82,100
MasTec, Inc., 7.625%, 2/1/2017		65,000	63,131
Seagate Technology International, 144A, 10.0%, 5/1/2014		25,000	28,313
SunGard Data Systems, Inc., 10.25%, 8/15/2015		225,000	236,531
Unisys Corp., 144A, 12.75%, 10/15/2014		80,000	93,300
Vangent, Inc., 9.625%, 2/15/2015		35,000	32,550

			967,262
Materials 7.2%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		25,000	23,000
ArcelorMittal, 6.125%, 6/1/2018		250,000	262,427
ARCO Chemical Co., 9.8%, 2/1/2020 **		210,000	194,250
Ashland, Inc., 144A, 9.125%, 6/1/2017		55,000	61,600
Ball Corp.:
7.125%, 9/1/2016		30,000	31,875
7.375%, 9/1/2019		25,000	26,344
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020		30,000	30,000
Cliffs Natural Resources, Inc., 5.9%, 3/15/2020		150,000	153,620
Clondalkin Acquisition BV, 144A, 2.257% ***, 12/15/2013		75,000	70,406
CPG International I, Inc., 10.5%, 7/1/2013		130,000	130,325
Crown Americas LLC, 144A, 7.625%, 5/15/2017		30,000	31,275
Dow Chemical Co., 7.375%, 11/1/2029		290,000	323,366
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		225,000	227,250
Exopack Holding Corp., 11.25%, 2/1/2014		160,000	166,800
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015 (b)		145,000	157,869
8.375%, 4/1/2017		280,000	311,500
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		120,175	96,140
10.0%, 3/31/2015		119,040	95,232
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		45,000	46,575
144A, 7.125%, 1/15/2017		35,000	36,400
144A, 8.25%, 5/1/2016		65,000	70,850
9.5%, 12/1/2011		300,000	328,500
Graphic Packaging International, Inc., 9.5%, 6/15/2017 (b)		130,000	138,775
Greif, Inc., 7.75%, 8/1/2019		195,000	202,800
Hexcel Corp., 6.75%, 2/1/2015		255,000	252,450
Innophos, Inc., 8.875%, 8/15/2014		35,000	36,050
International Paper Co., 7.95%, 6/15/2018		207,000	241,847
MeadWestvaco Corp., 7.375%, 9/1/2019		145,000	158,847
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		35,000	29,837
NewMarket Corp., 7.125%, 12/15/2016		110,000	109,450
Newmont Mining Corp., 5.125%, 10/1/2019		100,000	100,596
Novelis, Inc.:
7.25%, 2/15/2015		100,000	96,500
11.5%, 2/15/2015		35,000	37,669
Owens-Brockway Glass Container, Inc.:
6.75%, 12/1/2014	EUR	50,000	68,883
7.375%, 5/15/2016		110,000	115,500
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		15,000	16,687
Radnor Holdings Corp., 11.0%, 3/15/2010 **		25,000	3
Silgan Holdings, Inc., 7.25%, 8/15/2016		50,000	51,875
Solo Cup Co., 10.5%, 11/1/2013		135,000	142,425
Teck Resources Ltd.:
9.75%, 5/15/2014		45,000	53,325
10.25%, 5/15/2016		45,000	53,550
10.75%, 5/15/2019		170,000	208,250
United States Steel Corp., 7.375%, 4/1/2020		80,000	80,200
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		100,000	101,250
Weyerhaeuser Co., 7.375%, 10/1/2019		145,000	153,141
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		88,963	76,063

			5,401,577
Telecommunication Services 6.1%
America Movil SAB de CV, 144A, 5.0%, 10/16/2019		167,000	165,340
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		60,000	65,400
Cincinnati Bell, Inc., 8.75%, 3/15/2018		170,000	171,488
Cricket Communications, Inc.:
9.375%, 11/1/2014		205,000	208,587
10.0%, 7/15/2015 (b)		100,000	104,000
Crown Castle International Corp., 9.0%, 1/15/2015		195,000	211,087
Digicel Group Ltd., 144A, 10.5%, 4/15/2018 (b)		100,000	104,288
Digicel Ltd., 144A, 8.25%, 9/1/2017		200,000	198,000
ERC Ireland Preferred Equity Ltd., 144A, 7.662% ***, 2/15/2017 (PIK)	EUR	75,067	42,626
Frontier Communications Corp., 6.25%, 1/15/2013		36,000	36,360
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		29,280	12,005
Hughes Network Systems LLC, 9.5%, 4/15/2014		150,000	152,625
Intelsat Corp.:
9.25%, 8/15/2014		30,000	30,750
9.25%, 6/15/2016 (b)		380,000	398,050
Intelsat Jackson Holdings SA, 11.25%, 6/15/2016		60,000	64,950
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		195,000	201,337
iPCS, Inc., 2.374% ***, 5/1/2013		35,000	32,375
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		590,000	603,200
Millicom International Cellular SA, 10.0%, 12/1/2013		265,000	274,937
New Communications Holdings, Inc.:
144A, 7.875%, 4/15/2015 (c)		10,000	10,275
144A, 8.25%, 4/15/2017 (c)		70,000	71,225
144A, 8.5%, 4/15/2020 (c)		90,000	90,675
144A, 8.75%, 4/15/2022 (c)		10,000	10,000
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		60,000	58,500
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		55,000	56,788
144A, 8.0%, 10/1/2015		60,000	63,900
Qwest Corp.:
7.5%, 10/1/2014		284,000	310,270
7.875%, 9/1/2011		135,000	143,100
8.875%, 3/15/2012		30,000	32,850
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		35,000	36,838
144A, 8.25%, 8/15/2019		25,000	26,625
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		115,000	115,575
Telesat Canada, 11.0%, 11/1/2015		180,000	200,250
tw telecom holdings, Inc., 144A, 8.0%, 3/1/2018		25,000	25,563
West Corp., 9.5%, 10/15/2014		65,000	66,788
Windstream Corp.:
7.0%, 3/15/2019		60,000	55,950
7.875%, 11/1/2017		135,000	132,975
8.625%, 8/1/2016		10,000	10,225

			4,595,777
Utilities 4.5%
AES Corp.:
8.0%, 10/15/2017		10,000	10,150
8.0%, 6/1/2020		175,000	174,344
144A, 8.75%, 5/15/2013		610,000	619,150
AmerenEnergy Generating Co., 6.3%, 4/1/2020		160,000	160,786
CMS Energy Corp., 8.5%, 4/15/2011		225,000	237,411
Energy Future Holdings Corp., 10.875%, 11/1/2017		75,000	55,687
Kinder Morgan, Inc., 6.5%, 9/1/2012 (b)		205,000	215,762
Mirant Americas Generation LLC, 8.3%, 5/1/2011		230,000	236,325
Mirant North America LLC, 7.375%, 12/31/2013		60,000	59,850
NRG Energy, Inc.:
7.25%, 2/1/2014		390,000	392,925
7.375%, 2/1/2016		660,000	655,050
7.375%, 1/15/2017		90,000	89,100
NV Energy, Inc.:
6.75%, 8/15/2017		80,000	81,179
8.625%, 3/15/2014		25,000	25,625
RRI Energy, Inc., 7.875%, 6/15/2017 (b)		25,000	22,437
Suburban Propane Partners LP, 7.375%, 3/15/2020		15,000	15,244
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		160,000	111,200
Toledo Edison Co., 7.25%, 5/1/2020		230,000	265,942

			3,428,167

Total Corporate Bonds (Cost $47,899,361)			48,791,202
Mortgage-Backed Securities Pass-Throughs 3.4%
Federal National Mortgage Association, 5.0%, 10/1/2035 (c)		1,000,000	1,031,328
Government National Mortgage Association, 4.5%, 3/1/2039 (c)		1,500,000	1,516,875

Total Mortgage-Backed Securities Pass-Throughs (Cost $2,557,656)			2,548,203
Asset-Backed 0.8%
Miscellaneous
Babson CLO Ltd., "A", Series 2005-3A, 144A, 0.5% ***, 11/10/2019		193,425	174,759
Duane Street CLO, "A", Series 2005-1A, 144A, 0.499% ***, 11/8/2017		485,188	436,669

Total Asset-Backed (Cost $574,862)			611,428
Commercial Mortgage-Backed Securities 1.4%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040		814,000	840,374
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.636% ***, 7/15/2041		500,000	209,457

Total Commercial Mortgage-Backed Securities (Cost $1,175,160)			1,049,831
Collateralized Mortgage Obligations 1.8%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.522% ***, 2/25/2034		228,018	196,541
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.603% ***, 12/25/2035		311,538	279,576
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		145,550	141,060
Merrill Lynch Mortgage Investors Trust:
"2A", Series 2003-A6, 3.618% ***, 10/25/2033		159,175	144,451
"2A1A", Series 2005-A9, 5.129% ***, 12/25/2035		259,419	254,769
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 3.259% ***, 5/25/2035		135,699	132,960
Residential Funding Mortgage Securities I, "3A1", Series 2005-SA2, 5.127% ***, 6/25/2035		54,548	53,419
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 4.821% ***, 10/25/2035		178,691	164,033

Total Collateralized Mortgage Obligations (Cost $1,274,053)			1,366,809
Government & Agency Obligations 19.6%
Other Government Related (e) 5.0%
Citibank NA, FDIC Guaranteed, 0.279% ***, 5/7/2012		650,000	650,913
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.535% ***, 12/26/2012		232,000	233,569
Kreditanstalt fuer Wiederaufbau, 1.35%, 1/20/2014	JPY	220,000,000	2,432,601
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		460,000	473,407

			3,790,490
Sovereign Bonds 9.6%
Federative Republic of Brazil:
8.875%, 10/14/2019		295,000	379,812
12.5%, 1/5/2016	BRL	250,000	155,712
Government of Canada, 4.5%, 6/1/2015	CAD	350,000	370,931
Kingdom of Spain, 3.15%, 1/31/2016	EUR	700,000	951,733
Republic of Argentina, 5.83%, 12/31/2033	ARS	444	103
Republic of El Salvador, 144A, 7.65%, 6/15/2035 (b)		156,000	164,190
Republic of Greece, 3.6%, 7/20/2016	EUR	500,000	584,656
Republic of Indonesia, 144A, 6.875%, 3/9/2017		440,000	490,600
Republic of Lithuania, 144A, 7.375%, 2/11/2020		340,000	372,147
Republic of Panama, 9.375%, 1/16/2023		500,000	655,000
Republic of Peru, 7.35%, 7/21/2025		285,000	330,600
Republic of Poland, 6.375%, 7/15/2019		345,000	377,954
Republic of South Africa, 6.875%, 5/27/2019		220,000	245,575
Republic of Uruguay:
7.625%, 3/21/2036 (b)		60,000	67,950
9.25%, 5/17/2017		105,000	134,663
Republic of Venezuela, 9.25%, 9/15/2027		150,000	117,375
Russian Federation, REG S, 7.5%, 3/31/2030		502,801	579,529
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		100,000	106,000
United Kingdom Treasury Bond, 3.75%, 9/7/2019	GBP	750,000	1,121,872

			7,206,402
US Government Sponsored Agency 0.1%
Federal Home Loan Mortgage Corp., 1.125%, 12/15/2011 (f)		100,000	100,229
US Treasury Obligations 4.9%

US Treasury Bills,0.22% ****, 9/16/2010 (g)		1,058,000	1,056,888
US Treasury Bonds, 4.375%, 11/15/2039		833,000	787,706
US Treasury Notes:
2.375%, 2/28/2015		574,000	570,057
2.625%, 12/31/2014		420,000	423,019
3.625%, 2/15/2020		870,000	855,183

			3,692,853

Total Government & Agency Obligations (Cost $14,308,241)			14,789,974
Loan Participations and Assignments 3.3%
Senior Loans 3.0%
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015		35,000	35,554
Buffets, Inc.:
Letter of Credit Term Loan B, 7.501% ***, 5/1/2013 (PIK)		11,096	10,985
Second Lien Term Loan, 1.499% ***, plus 16.25% (PIK), 5/1/2013		56,819	56,251
Incremental Term Loan, 18.0% ***, 4/30/2012		16,389	16,737
Charter Communications Operating LLC:
Replacement Term Loan, 2.3% ***, 3/6/2014		231,458	223,401
New Term Loan, 7.25% ***, 3/6/2014		112,988	116,095
Clarke American Corp., Term Loan B, 2.79% ***, 6/30/2014		22,248	20,396
Ford Motor Co., Term Loan, 3.26% ***, 12/16/2013		238,237	231,048
Freescale Semiconductor, Inc.:
Term Loan B, LIBOR plus 1.75%, 11/29/2013		76,565	72,531
Incremental Term Loan, 12.5%, 12/15/2014		119,398	123,229
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.248% ***, 3/26/2014		166,497	140,519
Letter of Credit, 2.29% ***, 3/26/2014		9,903	8,358
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563% ***, 5/6/2013		116,122	109,880
Term Loan C2, 2.563% ***, 5/6/2013		59,449	56,253
Term Loan C1, 4.063% ***, 5/5/2015		32,309	30,524
Term Loan C2, 4.063% ***, 5/5/2015		14,277	13,488
IASIS Healthcare LLC, Term Loan, 5.499% ***, 6/13/2014 (PIK)		104,895	98,142
Kabel Deutschland GmbH, 7.99% ***, 11/18/2014 (PIK)	EUR	87,593	118,776
OSI Restaurant Partners LLC:
Term Loan, 2.507% ***, 6/14/2013		17,201	16,070
Term Loan B, 2.625% ***, 6/14/2014		122,799	114,725
Sabre, Inc., Term Loan B, 2.248% ***, 9/30/2014		48,148	44,975
Sbarro, Inc., Term Loan, 4.762% ***, 1/31/2014		40,000	36,913
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.729% ***, 10/10/2014		59,206	48,781
Term Loan B3, 3.729% ***, 10/10/2014		453,375	369,784
Tribune Co., Term Loan B, 5.25% ***, 6/4/2014 **		88,875	57,033
US Foodservice, Inc., Term Loan B, 2.75%, 5/29/2012		85,000	78,227
VML US Finance LLC:
Delayed Draw Tem Loan B, 4.8% ***, 5/25/2012		18,319	17,820
Term Loan B, 4.8% ***, 5/27/2013		31,715	30,851

			2,297,346
Sovereign Loan 0.3%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		205,000	205,769

Total Loan Participations and Assignments (Cost $2,513,605)			2,503,115
Municipal Bonds and Notes 0.2%
California, State Build America Bonds, 7.625%, 3/1/2040 (c) (Cost $147,467)		145,000	150,970
Preferred Securities 0.9%
Financials 0.8%
Capital One Capital VI, 8.875%, 5/15/2040		330,000	359,629
Citigroup Capital XXI, 8.3%, 12/21/2057		95,000	96,187
USB Capital XIII Trust, 6.625%, 12/15/2039		145,000	146,778

			602,594
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		95,000	76,000

Total Preferred Securities (Cost $615,746)			678,594

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	2,318	14,140
Dex One Corp.*	540	15,077
SuperMedia, Inc.* (b)	99	4,034
Vertis Holdings, Inc.*	940	0

		33,251
Industrials 0.0%
World Color Press, Inc.*	322	3,848
Materials 0.0%
GEO Specialty Chemicals, Inc.*	2,058	1,749

Total Common Stocks (Cost $320,475)		38,848
Rights 0.0%
Materials
ARCO Chemical Co., Expiration Date 4/15/2010* (Cost $0)	40,584	0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	15,600	33
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	366	1,510
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	85	0

Total Warrants (Cost $17,432)		1,543

	Contracts	Value ($)
Call Options Purchased 0.1%
3-Month LIBOR, Effective Date 5/16/2011, Expiration Date 5/16/2012, Cap Rate 3.0% (Cost $54,460)	14,000,000	37,733

	Shares	Value ($)
Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 0.22% (h) (i) (Cost $2,430,066)	2,430,066	2,430,066
Cash Equivalents 6.7%
Central Cash Management Fund, 0.16% (h) (Cost $5,089,812)	5,089,812	5,089,812

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $78,978,396) †	106.2	80,088,128
Other Assets and Liabilities, Net	(6.2)	(4,688,426)

Net Assets	100.0	75,399,702

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	210,000	USD	206,794	194,250
Buffalo Thunder Development Authority	9.375%	12/15/2014	30,000	USD	30,000	3,975
CanWest MediaWorks LP	9.25%	8/1/2015	50,000	USD	50,000	16,563
Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	26,250
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	65,000	USD	65,225	731
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	29,280	USD	27,863	12,005
New ASAT (Finance) Ltd.	9.25%	2/1/2011	90,000	USD	75,700	15,975
Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	15,888	3
Reader's Digest Association, Inc.	9.0%	2/15/2017	50,000	USD	48,392	500
Simmons Co.	10.0%	12/15/2014	185,000	USD	155,406	3,469
Tribune Co.	5.25%	6/4/2014	88,875	USD	88,819	57,033
Tropicana Entertainment LLC	9.625%	12/15/2014	150,000	USD	122,979	131
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	15,000	USD	10,838	75
Young Broadcasting, Inc.	8.75%	1/15/2014	275,000	USD	224,631	1,925
					1,228,529	332,885

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $79,051,081.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $1,037,047.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,326,407 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,289,360.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $2,341,472 which is 3.1% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At March 31, 2010, this security has been pledged, in whole or in part, as collateral for open swaps contracts.
(g)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/21/2010	9	1,041,117	(6,364)
10 Year Japanese Government Bond	JPY	6/10/2010	5	7,392,234	(56,649)
CAC 40 Index	EUR	4/16/2010	18	965,540	7,309
DJ Euro Stoxx 50 Index	EUR	6/18/2010	46	1,771,324	18,677
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	11	1,832,630	12,324
Federal Republic of Germany Euro-Schatz	EUR	6/8/2010	23	3,377,538	6,946
FTSE 100 Index	GBP	6/18/2010	17	1,447,368	14,986
IBEX 35 Index	EUR	4/16/2010	1	146,431	(1,282)
NASDAQ 100 E-Mini Index	USD	6/18/2010	18	704,070	13,883
TOPIX Index	JPY	6/11/2010	3	313,670	18,580
United Kingdom Long Gilt Bond	GBP	6/28/2010	27	4,701,591	17,252
Total net unrealized appreciation					45,662

At March 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	6/15/2010	21	1,958,194	33,192
10 Year US Treasury Note	USD	6/21/2010	35	4,068,750	30,539
2 Year US Treasury Note	USD	6/30/2010	2	433,906	840
5 Year US Treasury Note	USD	6/30/2010	4	459,375	3,773
AEX Index	EUR	4/16/2010	4	370,078	(7,902)
ASX SPI 200 Index	AUD	6/17/2010	4	447,721	(4,599)
DAX Index	EUR	6/18/2010	3	622,126	(19,205)
Federal Republic of Germany Euro-Schatz	EUR	6/8/2010	41	6,020,828	(8,661)
FTSE MIB Index	EUR	6/18/2010	2	302,411	(3,924)
Hang Seng Index	HKD	4/29/2010	3	410,149	(10,510)
S&P 500 E-Mini Index	USD	6/18/2010	44	2,563,440	(43,113)
S&P TSX 60 Index	CAD	6/18/2010	3	415,596	(1,428)
Total net unrealized depreciation					(30,998)

At March 31, 2010, open written interest rate options contracts were as follows:

Effective/ Expiration Date	Cash Flows Paid	Contract Amount	Strike Rate (%)	Value ($)	Premiums Received ($)	Unrealized Appreciation ($)

Call Options 5/16/2011 5/16/2012	30-Year USD Swap Rate - 10-Year USD Swap Rate	29,000,000	0.6	(23,188)	30,740	7,552

At March 31, 2010, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/22/2009 12/20/2014	500,000	1	1.0%	Motorola, Inc., 6.5%, 9/1/2025, BB+	1,650	14,162	(12,512)
9/21/2009 12/20/2014	400,000	2	1.0%	Home Depot, Inc., 5.875%, 12/16/2036, BBB+	(6,865)	(6,500)	(365)
9/21/2009 12/20/2014	400,000	3	1.0%	Hewlett-Packard Co., 5.4%, 3/1/2017, A	(10,882)	(13,354)	2,472
9/21/2009 3/20/2015	400,000	2	1.0%	McKesson Corp., 7.65%, 3/1/2027, BBB-	(7,582)	(11,162)	3,580
9/21/2009 3/20/2015	400,000	2	1.0%	Eli Lilly & Co., 6.57%, 1/1/2016, A+	(8,975)	(10,550)	1,575

Total net unrealized depreciation	(5,250)

At March 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 12/20/2014	290,000	4	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA	553	(7,340)	7,893
9/21/2009 12/20/2014	570,000	4	1.0%	Prudential Financial, Inc., 4.5%, 7/15/2013, BBB	(11,830)	(26,986)	15,156
3/22/2010 6/20/2015	290,000	3	1.0%	Republic of Greece, 5.9%, 10/22/2022, BBB+	(30,955)	(29,018)	(1,937)
12/21/2009 3/20/2015	400,000	4	1.0%	Weatherford International Ltd., 4.95%, 10/15/2013, BBB+	1,291	(5,181)	6,472

Total net unrealized depreciation	27,584

(j)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(k)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

At March 31, 2010, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Portfolio	Cash Flows Received by the Portfolio	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

10/1/2010 10/1/2020	750,000	2	Fixed — 3.9%	Floating — LIBOR	11,267	(4,125)	7,142
10/27/2010 10/27/2020	1,500,000	2	Fixed — 4.12%	Floating — LIBOR	(832)	—	(832)
11/24/2010 11/24/2020	1,300,000	5	Fixed — 3.96%	Floating — LIBOR	20,835	—	20,835
4/20/2009 4/20/2024	500,000	2	Floating — LIBOR	Fixed — 7.5%	(6,446)	—	(6,446)
5/15/2009 5/15/2024	500,000	2	Floating — LIBOR	Fixed — 7.5%	(11,535)	—	(11,535)
11/15/2009 11/15/2024	300,000	5	Floating — LIBOR	Fixed — 8.7%	13,246	—	13,246

Total net unrealized appreciation	22,410

At March 31, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

12/14/2009 6/1/2012	3,000,000	1	0.425%	Global Interest Rate Strategy Index	(39,473)	—	(39,473)

Counterparties:
1	Citigroup, Inc.
2	Morgan Stanley
3	The Goldman Sachs & Co.
4	JPMorgan Chase Securities, Inc.
5	Barclays Bank PLC
LIBOR: London InterBank Offered Rate

As of March 31, 2010, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	2,750,000	USD	3,772,788	4/16/2010	53,388	Morgan Stanley
EUR	600,000	USD	814,142	4/16/2010	2,637	Morgan Stanley
JPY	100,000,000	USD	1,104,329	4/19/2010	33,585	Morgan Stanley
GBP	925,000	USD	1,418,690	4/19/2010	14,417	Morgan Stanley
USD	1,120,119	NOK	6,701,000	4/22/2010	6,255	UBS AG
USD	105,096	CHF	112,000	4/22/2010	1,145	Barclays Bank PLC
USD	505,234	SEK	3,660,000	4/22/2010	1,673	Barclays Bank PLC
USD	3,261,083	AUD	3,598,000	4/22/2010	32,752	The Goldman Sachs & Co.
USD	507,656	NZD	726,000	4/22/2010	7,302	Barclays Bank PLC
JPY	169,728,000	USD	1,886,181	4/22/2010	70,493	HSBC Bank USA
Total unrealized appreciation					223,647

Contracts to Deliver			In Exchange For	Settlement Date		Unrealized Depreciation ($)	Counterparty

CAD	1,450,000	USD	1,424,173	4/15/2010	(3,484)	Morgan Stanley
CAD	300,000	USD	295,177	4/15/2010	(200)	Morgan Stanley
EUR	2,481,000	USD	3,348,437	4/22/2010	(2,600)	Bank of New York Mellon Corp.
GBP	1,112,000	USD	1,666,588	4/22/2010	(20,643)	Credit Suisse
CAD	1,324,000	USD	1,296,089	4/22/2010	(7,501)	Credit Suisse
EUR	78,000	USD	104,227	4/26/2010	(1,126)	Citigroup, Inc.
EUR	952,200	USD	1,272,374	4/26/2010	(13,748)	Citigroup, Inc.
EUR	7,800	USD	10,502	4/26/2010	(33)	JPMorgan Chase Securities, Inc.
EUR	600	USD	808	4/26/2010	(3)	JPMorgan Chase Securities, Inc.
EUR	3,300	USD	4,423	4/26/2010	(34)	Citigroup, Inc.
Total unrealized depreciation						(49,372)

Currency Abbreviations

ARS		Argentine Peso			HKD	Hong Kong Dollar
AUD		Australian Dollar			JPY	Japanese Yen
BRL		Brazilian Real			NOK	Norwegian Krone
CAD		Canadian Dollar			NZD	New Zealand Dollar
CHF		Swiss Franc			SEK	Swedish Krona
EUR		Euro			USD	United States Dollar
GBP		British Pound
Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(l)
Corporate Bonds	$—	$47,378,500	$1,412,702	$48,791,202
Mortgage-Backed Securities Pass-Throughs	—	2,548,203	—	2,548,203
Asset-Backed	—	—	611,428	611,428
Commercial Mortgage-Backed Securities	—	1,049,831	—	1,049,831
Collateralized Mortgage Obligations	—	1,366,809	—	1,366,809
Government & Agency Obligations	—	13,733,086	—	13,733,086
Loan Participations and Assignments	—	2,383,588	119,527	2,503,115
Municipal Bonds and Notes	—	150,970	—	150,970
Preferred Securities	—	678,594	—	678,594
Common Stocks(l)	22,959	14,140	1,749	38,848
Rights	0	—	—	0
Warrants(l)	—	1,510	33	1,543
Short-Term Investments(l)	7,519,878	1,056,888	—	8,576,766
Derivatives(m)	14,664	339,751	—	354,415
Total	$7,557,501	$70,701,870	$2,145,439	$80,404,810

Liabilities
Derivatives(m)	$—	$(122,472)	$(23,188)	$(145,660)
Total	$—	$(122,472)	$(23,188)	$(145,660)

(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Asset-Backed	Loan Participations and Assignments	Common Stocks	Warrants	Convertible Preferred Stocks	Total	Written Options
Balance as of December 31, 2009	$1,399,392	$600,572	$72,237	$1,749	$625	$0	$2,074,575	$—
Total realized gain (loss)	—	—	160	—	—	(4,191)	(4,031)	—
Change in unrealized appreciation (depreciation)	5,196	10,856	12,425	—	(592)	4,191	32,076	7,552
Amortization premium/discount	8,114	—	320	—	—	—	8,434	—
Net purchases (sales)	—	—	34,385	—	—	0	34,385	(30,740)
Net transfers in (out) of Level 3	—	—	—	—	—	—	—	—
Balance as of March 31, 2010	$1,412,702	$611,428	$119,527	$1,749	$33	$—	$2,145,439	$(23,188)
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$5,196	$10,856	$16,792	$—	$(592)	$—	$32,697	$7,552

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$22,334	$—	$—
Equity Contracts	$(18,528)	$—	$—	$—
Foreign Exchange Contracts	$—	$—	$174,275	$—
Interest Rate Contracts	$33,192	$(17,063)	$—	$(9,175)

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Strategic Value VIP

	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 9.6%
Automobiles 1.1%
Daimler AG (Registered)	67,518	3,174,021
Diversified Consumer Services 0.9%
H&R Block, Inc.	135,260	2,407,628
Hotels Restaurants & Leisure 3.1%
Carnival Corp. (Units)	112,782	4,384,964
McDonald's Corp.	67,659	4,514,209

		8,899,173
Media 1.4%
Walt Disney Co. (a)	114,950	4,012,904
Multiline Retail 1.1%
J.C. Penney Co., Inc.	101,456	3,263,840
Specialty Retail 1.0%
Abercrombie & Fitch Co. "A"	60,785	2,774,227
Textiles, Apparel & Luxury Goods 1.0%
VF Corp. (a)	36,434	2,920,185
Consumer Staples 10.4%
Beverages 3.0%
PepsiCo, Inc.	128,957	8,531,795
Food & Staples Retailing 1.1%
CVS Caremark Corp.	88,067	3,219,730
Food Products 1.2%
Kraft Foods, Inc. "A"	114,858	3,473,306
Tobacco 5.1%
Altria Group, Inc.	407,123	8,354,164
Philip Morris International, Inc.	122,072	6,367,275

		14,721,439
Energy 12.1%
Energy Equipment & Services 3.2%
Halliburton Co.	102,081	3,075,700
National-Oilwell Varco, Inc.	34,204	1,387,998
Transocean Ltd.* (a)	54,202	4,681,969

		9,145,667
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	67,954	4,949,090
Apache Corp.	54,227	5,504,040
Chevron Corp.	74,378	5,640,084
ConocoPhillips	108,502	5,552,047
Marathon Oil Corp.	67,976	2,150,761
XTO Energy, Inc.	40,166	1,895,032

		25,691,054
Financials 15.5%
Capital Markets 2.1%
State Street Corp. (a)	67,828	3,061,756
The Goldman Sachs Group, Inc.	17,267	2,946,268

		6,008,024
Commercial Banks 1.6%
Wells Fargo & Co. (a)	149,586	4,655,116
Diversified Financial Services 7.4%
Bank of America Corp.	514,347	9,181,094
Citigroup, Inc.*	678,377	2,747,427
JPMorgan Chase & Co.	209,932	9,394,457

		21,322,978
Insurance 4.3%
Allstate Corp.	95,097	3,072,584
Hartford Financial Services Group, Inc.	67,506	1,918,521
Lincoln National Corp.	94,588	2,903,852
The Travelers Companies, Inc.	80,995	4,368,870

		12,263,827
Thrifts & Mortgage Finance 0.1%
Washington Mutual, Inc.*	1,394,944	239,930
Health Care 13.5%
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	47,609	2,770,844
Health Care Providers & Services 3.1%
Aetna, Inc.	136,021	4,775,697
UnitedHealth Group, Inc.*	129,325	4,225,048

		9,000,745
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.*	58,181	2,992,831
Pharmaceuticals 8.4%
Abbott Laboratories	67,650	3,563,802
Merck & Co., Inc.	149,095	5,568,698
Mylan, Inc.* (a)	202,908	4,608,041
Novartis AG (ADR) (a)	94,916	5,134,955
Pfizer, Inc.	297,827	5,107,733

		23,983,229
Industrials 11.5%
Aerospace & Defense 6.5%
Honeywell International, Inc.	189,720	8,588,624
ITT Corp.	67,869	3,638,457
United Technologies Corp.	88,129	6,487,176

		18,714,257
Construction & Engineering 2.2%
Fluor Corp. (a)	67,689	3,148,215
URS Corp.*	61,129	3,032,610

		6,180,825
Industrial Conglomerates 1.0%
Tyco International Ltd.	74,783	2,860,450
Machinery 1.8%
Deere & Co.	87,969	5,230,637
Information Technology 16.4%
Communications Equipment 1.0%
QUALCOMM, Inc.	67,681	2,841,925
Computers & Peripherals 7.3%
Dell, Inc.* (a)	196,273	2,946,058
Hewlett-Packard Co.	169,624	9,015,516
International Business Machines Corp.	47,534	6,096,235
Lexmark International, Inc. "A"*	81,422	2,937,706

		20,995,515
IT Services 1.4%
Accenture PLC "A"	94,681	3,971,868
Office Electronics 0.9%
Xerox Corp.	270,380	2,636,205
Software 5.8%
BMC Software, Inc.*	67,883	2,579,554
CA, Inc.	121,590	2,853,717
Microsoft Corp.	190,008	5,561,534
Oracle Corp.	115,634	2,970,638
Symantec Corp.*	155,425	2,629,791

		16,595,234
Materials 2.6%
Metals & Mining
BHP Billiton Ltd. (ADR) (a)	94,812	7,615,300
Telecommunication Services 6.3%
Diversified Telecommunication Services 4.7%
AT&T, Inc.	203,257	5,252,161
CenturyTel, Inc. (a)	81,567	2,892,366
Verizon Communications, Inc.	176,009	5,459,799

		13,604,326
Wireless Telecommunication Services 1.6%
Vodafone Group PLC (ADR) (a)	190,110	4,427,662
Utilities 0.7%
Electric Utilities
Exelon Corp.	47,264	2,070,636

Total Common Stocks (Cost $236,887,812)		283,217,333
Securities Lending Collateral 14.8%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $42,513,110)	42,513,110	42,513,110
Cash Equivalents 1.3%
Central Cash Management Fund, 0.16% (b) (Cost $3,829,617)	3,829,617	3,829,617

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $283,230,539) †	114.7	329,560,060
Other Assets and Liabilities, Net	(14.7)	(42,226,143)

Net Assets	100.0	287,333,917

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $286,397,624. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $43,162,436. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,571,242 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,408,806.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $41,714,804 which is 14.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$283,217,333	$—	$—	$283,217,333
Short-Term Investments(d)	46,342,727	—	—	46,342,727
Total	$329,560,060	$—	$—	$329,560,060

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Technology VIP

	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 2.2%
Hotels Restaurants & Leisure 0.2%
Ctrip.com International Ltd. (ADR)*	4,900	192,080
Internet & Catalog Retail 2.0%
Amazon.com, Inc.*	7,800	1,058,694
Priceline.com, Inc.*	2,000	510,000

		1,568,694
Information Technology 96.7%
Communications Equipment 16.5%
Aviat Networks, Inc.* (a)	2,533	16,794
Cisco Systems, Inc.*	167,800	4,367,834
Comverse Technology, Inc.*	91,034	755,582
F5 Networks, Inc.*	9,600	590,496
Juniper Networks, Inc.*	33,800	1,036,984
Motorola, Inc.*	63,700	447,174
Polycom, Inc.* (a)	25,500	779,790
QUALCOMM, Inc.	85,416	3,586,618
Research In Motion Ltd.*	14,100	1,042,695
Sonus Networks, Inc.* (a)	123,400	322,074

		12,946,041
Computers & Peripherals 23.5%
Apple, Inc.*	33,600	7,893,648
EMC Corp.*	60,097	1,084,150
Hewlett-Packard Co.	99,100	5,267,165
International Business Machines Corp.	13,600	1,744,200
Isilon Systems, Inc.*	83,818	721,673
Lexmark International, Inc. "A"*	25,000	902,000
SanDisk Corp.*	19,400	671,822
Xyratex Ltd.*	14,000	237,020

		18,521,678
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc.	42,100	850,841
Internet Software & Services 14.5%
Akamai Technologies, Inc.* (a)	7,100	223,011
Digital River, Inc.*	17,700	536,310
eBay, Inc.*	45,600	1,228,920
Equinix, Inc.* (a)	5,900	574,306
Google, Inc. "A"*	11,300	6,407,213
LogMeIn, Inc.*	26,013	538,209
Open Text Corp.* (a)	4,800	227,856
QuinStreet, Inc.*	25,998	442,226
Tencent Holdings Ltd.	19,300	386,070
VistaPrint NV*	3,100	177,475
Yahoo!, Inc.*	38,900	643,017

		11,384,613
IT Services 7.4%
Accenture PLC "A"	10,500	440,475
Amdocs Ltd.*	16,400	493,804
Cognizant Technology Solutions Corp. "A"*	28,200	1,437,636
CyberSource Corp.* (a)	26,800	472,752
Fiserv, Inc.*	11,600	588,816
Global Payments, Inc.	24,300	1,106,865
MasterCard, Inc. "A"	2,000	508,000
Visa, Inc. "A"	9,000	819,270

		5,867,618
Semiconductors & Semiconductor Equipment 16.1%
Altera Corp.	12,400	301,444
Applied Materials, Inc.	25,700	346,436
ASML Holding NV (NY Registered Shares) (a)	15,100	534,540
Atheros Communications* (a)	2,300	89,033
Avago Technologies Ltd.*	18,229	374,788
Broadcom Corp. "A"	31,800	1,055,124
Cymer, Inc.*	9,700	361,810
FormFactor, Inc.* (a)	11,000	195,360
Integrated Device Technology, Inc.*	80,000	490,400
Intel Corp.	187,989	4,184,635
KLA-Tencor Corp.	13,600	420,512
Marvell Technology Group Ltd.*	16,600	338,308
Microchip Technology, Inc. (a)	8,700	244,992
Micron Technology, Inc.*	39,000	405,210
Microsemi Corp.* (a)	15,200	263,568
MKS Instruments, Inc.*	10,800	211,572
National Semiconductor Corp. (a)	14,900	215,305
Netlogic Microsystems, Inc.* (a)	7,000	206,010
Novellus Systems, Inc.*	18,000	450,000
NVIDIA Corp.*	5,700	99,066
ON Semiconductor Corp.*	14,800	118,400
Texas Instruments, Inc.	56,000	1,370,320
Xilinx, Inc.	13,900	354,450

		12,631,283
Software 17.6%
Activision Blizzard, Inc.	15,600	188,136
Adobe Systems, Inc.*	15,700	555,309
ANSYS, Inc.*	5,400	232,956
ArcSight, Inc.* (a)	19,500	548,925
Ariba, Inc.* (a)	59,600	765,860
BMC Software, Inc.*	20,300	771,400
Check Point Software Technologies Ltd.*	11,800	413,708
Citrix Systems, Inc.*	5,000	237,350
Informatica Corp.* (a)	22,300	598,978
McAfee, Inc.*	14,700	589,911
Microsoft Corp.	110,000	3,219,700
Oracle Corp.	150,400	3,863,776
Rovi Corp.*	14,410	535,043
Salesforce.com, Inc.*	1,600	119,120
Sybase, Inc.* (a)	9,500	442,890
Symantec Corp.*	19,800	335,016
VanceInfo Technologies, Inc. (ADR)*	18,000	401,220

		13,819,298

Total Common Stocks (Cost $49,594,687)		77,782,146
Securities Lending Collateral 6.2%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $4,822,625)	4,822,625	4,822,625
Cash Equivalents 1.2%
Central Cash Management Fund, 0.16% (b) (Cost $949,252)	949,252	949,252

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $55,366,564) †	106.3	83,554,023
Other Assets and Liabilities, Net	(6.3)	(4,929,585)

Net Assets	100.0	78,624,438

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $60,318,205. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $23,235,818. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,897,452 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,661,634.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $4,709,222 which is 6.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$1,760,774	$—	$—	$1,760,774
Information Technology	75,635,302	386,070	—	76,021,372
Short-Term Investments(d)	5,771,877	—	—	5,771,877
Total	$83,167,953	$386,070	$—	$83,554,023

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 17.6%
Automobiles 0.9%
Harley-Davidson, Inc. (a)	16,730	469,611
Hotels Restaurants & Leisure 4.9%
Starwood Hotels & Resorts Worldwide, Inc. (a)	23,190	1,081,582
WMS Industries, Inc.*	16,775	703,543
Wynn Resorts Ltd.	10,970	831,855

		2,616,980
Household Durables 2.1%
Pulte Group, Inc.* (a)	64,440	724,950
Stanley Black & Decker, Inc.	6,670	382,925

		1,107,875
Media 1.7%
Cablevision Systems Corp. (New York Group) "A"	17,210	415,449
Focus Media Holding Ltd. (ADR)* (a)	26,910	491,377

		906,826
Multiline Retail 1.0%
Nordstrom, Inc.	12,970	529,825
Specialty Retail 4.6%
Bed Bath & Beyond, Inc.*	17,990	787,242
Guess?, Inc.	18,370	863,023
Urban Outfitters, Inc.*	20,250	770,107

		2,420,372
Textiles, Apparel & Luxury Goods 2.4%
Coach, Inc.	23,230	918,049
The Warnaco Group, Inc.*	7,170	342,081

		1,260,130
Consumer Staples 7.6%
Beverages 1.0%
Hansen Natural Corp.*	11,890	515,788
Food & Staples Retailing 2.5%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar "A" (ADR) (Preferred) (a)	5,260	353,630
Whole Foods Market, Inc.* (a)	27,300	986,895

		1,340,525
Food Products 2.4%
Green Mountain Coffee Roasters, Inc.*	7,440	720,341
Mead Johnson Nutrition Co.	10,680	555,680

		1,276,021
Personal Products 1.7%
Avon Products, Inc.	27,140	919,232
Energy 6.7%
Energy Equipment & Services 2.0%
Cameron International Corp.*	20,340	871,773
Nabors Industries Ltd.*	10,540	206,900

		1,078,673
Oil, Gas & Consumable Fuels 4.7%
Alpha Natural Resources, Inc.*	7,550	376,669
Concho Resources, Inc.*	9,200	463,312
CONSOL Energy, Inc.	8,540	364,316
Petrohawk Energy Corp.*	25,270	512,476
Range Resources Corp. (a)	11,764	551,379
Whiting Petroleum Corp.*	2,650	214,226

		2,482,378
Financials 10.3%
Capital Markets 4.1%
Affiliated Managers Group, Inc.* (a)	7,830	618,570
T. Rowe Price Group, Inc. (a)	18,110	994,782
TD Ameritrade Holding Corp.*	27,590	525,866

		2,139,218
Commercial Banks 1.3%
Fifth Third Bancorp.	51,660	702,059
Diversified Financial Services 2.2%
IntercontinentalExchange, Inc.*	6,370	714,587
MSCI, Inc. "A"*	12,530	452,333

		1,166,920
Insurance 0.5%
Genworth Financial, Inc. "A"*	15,300	280,602
Real Estate Investment Trusts 1.0%
Digital Realty Trust, Inc. (REIT) (a)	9,990	541,458
Real Estate Management & Development 1.2%
CB Richard Ellis Group, Inc. "A"*	40,670	644,619
Health Care 14.8%
Biotechnology 3.6%
Alexion Pharmaceuticals, Inc.*	11,720	637,217
Human Genome Sciences, Inc.*	7,790	235,258
United Therapeutics Corp.*	13,170	728,696
Vertex Pharmaceuticals, Inc.* (a)	7,830	320,012

		1,921,183
Health Care Equipment & Supplies 3.4%
Edwards Lifesciences Corp.*	5,310	525,053
Hospira, Inc.*	11,720	663,938
Intuitive Surgical, Inc.*	1,770	616,190

		1,805,181
Health Care Providers & Services 4.7%
AmerisourceBergen Corp.	23,600	682,512
CIGNA Corp.	10,200	373,116
Community Health Systems, Inc.*	6,120	226,012
DaVita, Inc.*	7,990	506,566
Health Management Associates, Inc. "A"*	30,350	261,010
Henry Schein, Inc.* (a)	7,310	430,559

		2,479,775
Health Care Technology 1.2%
Cerner Corp.* (a)	7,740	658,364
Life Sciences Tools & Services 1.9%
Charles River Laboratories International, Inc.*	13,140	516,533
Waters Corp.*	7,300	493,042

		1,009,575
Industrials 10.3%
Aerospace & Defense 1.7%
Precision Castparts Corp.	7,100	899,641
Airlines 1.1%
Continental Airlines, Inc. "B"* (a)	27,460	603,296
Building Products 0.4%
Owens Corning, Inc.*	8,320	211,661
Industrial Conglomerates 1.2%
McDermott International, Inc.*	23,280	626,698
Machinery 3.9%
Cummins, Inc.	12,560	778,092
Joy Global, Inc.	11,890	672,974
Parker Hannifin Corp.	9,480	613,735

		2,064,801
Professional Services 0.8%
Robert Half International, Inc. (a)	13,310	405,023
Trading Companies & Distributors 1.2%
Fastenal Co. (a)	13,390	642,586
Information Technology 24.9%
Communications Equipment 3.8%
F5 Networks, Inc.*	21,970	1,351,375
Juniper Networks, Inc.*	22,390	686,925

		2,038,300
Computers & Peripherals 2.6%
NetApp, Inc.*	23,410	762,230
QLogic Corp.*	31,190	633,157

		1,395,387
Internet Software & Services 1.3%
MercadoLibre, Inc.* (a)	7,660	369,289
VistaPrint NV*	5,890	337,202

		706,491
IT Services 1.3%
Global Payments, Inc.	14,680	668,674
Semiconductors & Semiconductor Equipment 13.2%
ASML Holding NV (NY Registered Shares) (a)	17,080	604,632
Atheros Communications* (a)	21,670	838,846
Broadcom Corp. "A"	26,050	864,339
Cree, Inc.* (a)	7,100	498,562
Lam Research Corp.*	24,490	913,967
Marvell Technology Group Ltd.*	38,230	779,127
Micron Technology, Inc.*	91,160	947,153
Netlogic Microsystems, Inc.* (a)	16,810	494,718
PMC-Sierra, Inc.*	41,970	374,372
Varian Semiconductor Equipment Associates, Inc.*	21,220	702,806

		7,018,522
Software 2.7%
McAfee, Inc.*	12,350	495,605
Salesforce.com, Inc.* (a)	12,200	908,290

		1,403,895
Materials 4.9%
Chemicals 2.1%
CF Industries Holdings, Inc.	6,460	589,023
Ecolab, Inc.	12,090	531,355

		1,120,378
Metals & Mining 2.8%
Thompson Creek Metals Co., Inc.*	41,540	562,036
United States Steel Corp. (a)	7,430	471,954
Walter Energy, Inc.	4,550	419,829

		1,453,819
Telecommunication Services 0.7%
Wireless Telecommunication Services
Millicom International Cellular SA	4,060	361,949
Utilities 0.8%
Gas Utilities
Questar Corp.	10,170	439,344

Total Common Stocks (Cost $35,141,127)		52,333,655
Securities Lending Collateral 20.3%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $10,756,655)	10,756,655	10,756,655
Cash Equivalents 1.5%
Central Cash Management Fund, 0.16% (b) (Cost $789,116)	789,116	789,116

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $46,686,898) †	120.4	63,879,426
Other Assets and Liabilities, Net	(20.4)	(10,821,895)

Net Assets	100.0	53,057,531

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $47,633,552.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $16,245,874.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,336,693 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,090,819.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $10,488,332 which is 19.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$52,333,655	$—	$—	$52,333,655
Short-Term Investments(d)	11,545,771	—	—	11,545,771
Total	$63,879,426	$—	$—	$63,879,426

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010